N-2 - USD ($)				3 Months Ended
		Dec. 31, 2025	Apr. 01, 2025	Mar. 31, 2025 [10]	Dec. 31, 2024 [11]	Sep. 30, 2024 [11]	Jun. 30, 2024 [11]	Mar. 31, 2024 [11]	Dec. 31, 2023 [12]	Sep. 30, 2023 [12]	Jun. 30, 2023 [12]	Mar. 31, 2023 [12]
Cover [Abstract]
Entity Central Index Key			0001560672
Amendment Flag			false
Entity Inv Company Type			N-2
Document Type			N-2
Investment Company Act Registration			true
Entity Registrant Name			Ellington Credit Company
Entity Address, Address Line One			53 Forest Avenue, Suite 301
Entity Address, City or Town			Old Greenwich
Entity Address, State or Province			CT
Entity Address, Postal Zip Code			06870
City Area Code			203
Local Phone Number			698-1200
Approximate Date of Commencement of Proposed Sale to Public			Apr. 01, 2025
Effective when Declared, Section 8(c)			false
New Effective Date for Previous Filing			false
Additional Securities. 462(b)			false
No Substantive Changes, 462(c)			false
Exhibits Only, 462(d)			false
Registered Closed-End Fund [Flag]			true
Business Development Company [Flag]			false
Interval Fund [Flag]			false
Primary Shelf Qualified [Flag]			false
Entity Well-known Seasoned Issuer			No
Entity Emerging Growth Company			false
New CEF or BDC Registrant [Flag]			true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION FEES
Sales load	—	%(1)
Offering expenses borne by the Fund	—	%(2)
Dividend reinvestment plan expenses	0	%(3)
Total shareholder transaction fees	—	%(4)

(1)	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose any applicable sales load.
(2)	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)	The expenses of administering the Dividend Reinvestment Plan (the “DRP”) are included in “Other Expenses.” You may pay brokerage charges if you direct your broker or the Plan Agent (as defined herein) to sell your Common Shares that you acquired pursuant to the DRP. See “Dividend Reinvestment Plan.”
(4)	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the offering price and the total shareholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]		0.00%
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of average Net Asset Value of Common Equity)
Management/Advisory Fees	1.54	%(5)
Performance Fee payable under Investment Advisory Agreement (17.5%)	2.83	%(6)
Interest Payments and Fees on Borrowed Funds	2.72	%(7)
Other Expenses	2.13	%(8)
Total annual fund expenses	9.22	%(9)
(5)	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the Fund’s “Net Asset Value,” which means the figure that is equal to the total assets of the Fund minus its total liabilities.
(6)	Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser a Performance Fee calculated and payable quarterly in arrears based upon the Fund’s “Pre-Performance Fee Net Investment Income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s common equity, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “Pre-Performance Fee Net Investment Income” for any fiscal quarter means interest income (including accretions of discounts, amortization of premiums, and payment-in-kind income), dividend income, and any other income (including any fee income) earned or accrued by the Fund during such fiscal quarter, minus the Fund’s operating expenses for such quarter (which, for this purpose, will not include any litigation-related expenses, any extraordinary expenses, or Performance Fee). Pre-Performance Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. For purposes of computing Pre-Performance Fee Net Investment Income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, Pre-Performance Fee Net Investment Income includes net interest (whether positive or negative) associated with a total return swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the total return swap counterparty. In the case of an interest rate swap, Pre-Performance Fee Net Investment Income includes the net payments and net accruals of periodic payments.

The calculation of the Performance Fee for each calendar quarter is as follows:

●	If the Fund’s Pre-Performance Fee Net Investment Income for a fiscal quarter does not exceed the Hurdle Amount for such quarter, then no Performance Fee is payable to the Fund’s Adviser with respect to such quarter;

●	If the Fund’s Pre-Performance Fee Net Investment Income for a fiscal quarter exceeds the Hurdle Amount for such quarter but is less than or equal to 121.21% of the Hurdle Amount, then 100% of the portion of the Fund’s Pre-Performance Fee Net Investment Income that exceeds the Hurdle Amount (the “Catch-Up”) is payable to the Fund’s Adviser as the Performance Fee with respect to such quarter.

Therefore, once the Fund’s Pre-Performance Fee Net Investment Income for such quarter exactly reaches 121.21% of the Hurdle Amount, the Fund’s Adviser will have accrued a Performance Fee with respect to such quarter that is exactly equal to 17.5% of the Pre-Performance Fee Net Investment Income (because 21.21% of the Hurdle Amount (which is the Pre-Performance Fee Net Investment Income captured by the Adviser during the Catch-Up phase) is equal to 17.5% of 121.21% of the Hurdle Amount (which is the entire Pre-Performance Fee Net Investment Income at the end of the Catch-Up phase)); and

●	If the Fund’s Pre-Performance Fee Net Investment Income for a fiscal quarter exceeds 121.21% of the Hurdle Amount for such quarter, then 17.5% of Pre-Performance Fee Net Investment Income is payable to the Fund’s Adviser as the Performance Fee with respect to such quarter.

●	With respect to the Performance Fee, there will be no accumulation of the Hurdle Amount from quarter to quarter, no claw back of amounts previously paid if the Pre-Performance Fee Net Investment Income in any subsequent quarter is below the Hurdle Amount for such subsequent quarter, and no delay or adjustment of payment if the Pre-Performance Fee Net Investment Income in any prior quarter was below the Hurdle Amount for such prior quarter.

The fees shown in the expense table above assume a level of Pre-performance Fee Net Investment Income that exceeds 121.21% of the Hurdle Amount for each quarter in the annual period.

(7)	The Fund may issue preferred shares or debt securities. The expenses shown in the table above assume that the Fund has average borrowings of $121 million with an average interest rate of 5.44% per annum. If the Fund issues debt securities, its interest expense, and correspondingly its total annual expenses, would increase.

(8)	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, and compensation of the independent trustees.

(9)

“Total annual fund expenses” is presented as a percentage of average Net Asset Value of Common Equity, because the holders of shares of the Fund’s common stock (and not the holders of its preferred stock or debt securities, if any) bear all of the fees and expenses included in the table above.  The indirect expenses associated with the Fund’s CLO equity investments are not included in the table above, but if such expenses were included in the fee table presentation, the Fund’s total annual expenses would be 15.57% of the average Net Asset Value of Common Equity.

Management Fees [Percent]	[4]		1.54%
Interest Expenses on Borrowings [Percent]	[5]		2.72%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[6]		2.83%
Other Annual Expense 2 [Percent]	[7]		2.13%
Total Annual Expenses [Percent]	[8]		9.22%
Expense Example [Table Text Block]

The following examples illustrate the hypothetical expenses that a common shareholder would pay on a $1,000 investment assuming annual expenses attributable to common shares remain unchanged and common shares earn a 5% annual return:

Example -	1 Year	3 Years	5 Years	10 Years
A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$92	$291	$509	$1,160

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “The Investment Advisory Agreement—Management Fees.”

Expense Example, Year 01			$ 92
Expense Example, Years 1 to 3			291
Expense Example, Years 1 to 5			509
Expense Example, Years 1 to 10			$ 1,160
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist in understanding the costs and expenses that an investor in the Fund’s common shares will bear, directly or indirectly, based on the assumptions set forth below. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the first full year of operations following the Conversion Date, and assumes that the Fund sells all of its remaining Agency RMBS investments and acquires additional CLO investments during the first quarter of such operations. The expense estimates below also assume that the Fund has an average assets-to-equity ratio of 1.5:1. The percentages indicated in the table below are estimates and may vary in practice. Except where the context suggests otherwise, whenever this table contains a reference to fees or expenses, the Fund will pay such fees and expenses out of its net assets and, consequently, shareholders will indirectly bear such fees or expenses as investors in the Fund.

Other Expenses, Note [Text Block]
(8)	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, and compensation of the independent trustees.

Management Fee not based on Net Assets, Note [Text Block]
(5)	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the Fund’s “Net Asset Value,” which means the figure that is equal to the total assets of the Fund minus its total liabilities.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND PRINCIPAL STRATEGIES

Investment Objective

The Fund’s primary investment objectives are to generate attractive current yields and risk-adjusted total returns for its shareholders.

Investment Opportunities and Strategies

“Names Rule” Policy

In accordance with the requirements of the 1940 Act, the Fund has adopted a policy to invest at least 80% of its assets in the particular type of investments suggested by its name. Accordingly, under normal circumstances, the Fund invests at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit and credit-related instruments. For purposes of this policy, the Fund considers credit and credit-related instruments to include, without limitation: (i) equity and debt tranches of CLOs, LAFs and securities issued by other securitization vehicles, such as CBOs; (ii) secured and unsecured floating-rate and fixed rate loans; (iii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iv) debt instruments issued by governments, their agencies, instrumentalities, and central banks; (v) commercial paper and short-term notes; (vi) convertible debt securities; (vii) certificates of deposit, bankers’ acceptances and time deposits; (viii) corporate equity assets, including common equity, preferred equity, and warrants (which are derivatives that typically give holders the right, but not the obligation, to buy a company’s common equity at a predetermined price before a specified expiration date), and (ix) other credit-related instruments. Corporate debt and equity assets may be acquired in conjunction with the liquidations of CLOs (whether CLOs in which the Fund already holds investments, or other CLOs), as well as on an outright basis, although they are not currently a core focus of the Fund’s investment strategy.

The Fund’s investments in other investment companies, and other instruments designed to obtain indirect exposure to credit and credit-related instruments will also be counted towards its 80% investment policy to the extent that such instruments have similar economic characteristics to the investments included within that policy. Derivatives instruments used by the Fund will be counted toward the Fund’s 80% investment policy to the extent the derivatives instruments provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy. The 80% policy with respect to investments in credit and credit-related instruments is not fundamental and may be changed by the Board without prior approval of shareholders. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before making any change to this policy.

Additional Information on the Structure of CLOs

The terms and covenants governing a typical CLO are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price or fair value) of, the collateral.

CLOs typically have two priority-of-payment schedules (commonly called “waterfalls”), which are detailed in a CLO’s indenture and govern how cash generated from a CLO’s underlying collateral is distributed to the CLO’s debt and equity investors.

First, the “interest waterfall” applies to interest payments received on a CLO’s underlying collateral. Subject to compliance with certain tests as set forth in the interest waterfall, the CLO’s equity tranche is entitled to receive any excess interest available after the required regular interest payments to CLO debt investors are made and certain CLO fees and expenses (such as administration and collateral management fees) are paid. To the extent that any of these compliance tests (such as overcollateralization and/or interest coverage tests) are breached, cash flows could be diverted away from CLO mezzanine debt and equity tranches in favor of the more senior CLO debt tranches until and unless such breaches are cured.

Second, the “principal waterfall” applies to cash flow received from the return of principal on the underlying collateral, primarily through loan repayments and proceeds from loan sales. During the CLO’s Reinvestment Period, this principal cash flow is typically used to purchase new assets, whereas after the Reinvestment Period, it is typically used to pay down CLO debt tranches sequentially based on relative seniority.

A CLO’s indenture typically requires that the CLO Collateral Manager only purchase assets for such CLO with maturity dates (which for a senior secured loan are typically five to eight years from the loan issuance date) that are shorter than the maturity date of the CLO’s liabilities (which are typically 12 to 13 years from the CLO issuance date). Subject to the covenants set forth in the indenture, a CLO Collateral Manager is able to trade an underlying CLO’s assets and reinvest proceeds from the sales or repayments of CLO assets. As a result, CLO investors can face significant reinvestment risk with respect to a CLO’s underlying portfolio. Furthermore, in addition to the risk that underling CLO assets may prepay, debt investors in most CLO transactions are subject to additional prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which could cause the CLO’s outstanding CLO debt securities to be repaid at a sub-optimal time.

Overview of Senior Secured Corporate Loans

Senior secured corporate loans hold or, in some instances, share the seniormost position in a corporate borrower’s capital structure. Broadly syndicated senior secured corporate loans, which serve as the vast majority of the collateral backing CLOs, are typically originated and structured by banks on behalf of corporate borrowers. These loans are issued to raise proceeds for a variety of corporate purposes, including leveraged buyout transactions (LBOs), mergers and acquisitions (M&A), stock repurchases, recapitalizations, refinancings, capital expenditures, and internal growth. Broadly syndicated senior secured corporate loans are typically acquired by investors through both primary bank syndications and in the secondary market. These loans are owned by a broad group of investors, including CLOs, loan and high-yield bond registered funds, loan separate accounts, banks, insurance companies, and hedge funds. Senior secured corporate loans are typically floating-rate instruments that make regular interest payments based on a spread over a given index. In most cases, a senior secured corporate loan will be secured by specific collateral of the issuer.

A senior secured corporate loan is generally negotiated between a borrower and several lenders represented by one or more lenders acting as agent for all the lenders. The agent is responsible for negotiating the loan credit agreement that establishes the terms and conditions of the senior secured loan, including the rights of the borrower and the lenders. Senior secured corporate loans can have covenants, which may include mandatory prepayments out of excess cash flows (“cash flow sweeps”), restrictions on dividend payments, the maintenance of minimum financial ratios, limits on indebtedness, and financial tests. A breach of these covenants generally constitutes an event of default which, if not waived by the lenders, may give lenders the right to accelerate principal and interest payments on a given loan. Other senior secured corporate loans may be issued with less restrictive covenants. These loans are often characterized as “covenant-lite”. In a typical “covenant-lite” loan, the covenants that require the borrower to maintain certain financial ratios on an ongoing basis are eliminated altogether, and the lenders can only rely on covenants that restrict a company from “incurring” or actively engaging certain action. As an example, a covenant that only restricts a company from incurring new debt cannot be violated simply by a deteriorating financial condition; the company would need to take affirmative action to breach such a covenant.

Access to Ellington’s Expertise

In conducting its investment activities, the Fund believes that it will benefit from the scale and resources of Ellington and its affiliates. The Fund is served by Ellington’s longstanding experience providing portfolio management, risk management, research, fund operations, compliance, and accounting services to its clients.

Portfolio Composition

The Fund’s portfolio is expected to consist of some combination of the following types of investments:

Collateralized Loan Obligations.

The Fund’s investment portfolio consists primarily of investments in the mezzanine debt and equity tranches of CLOs, which are securitizations that are collateralized by underlying portfolios of corporate credit assets. For most CLOs, the underlying assets are primarily non-investment grade, first lien, senior secured corporate bank loans, although many CLOs may allocate a portion of their portfolios (typically below ten percent) to other corporate credit assets, such as second lien or unsecured loans and/or secured or unsecured corporate bonds. Each CLO is structured as multiple tranches which offer investors varying degrees of credit risk, maturity and yield characteristics. CLO tranches are typically categorized as either senior debt, mezzanine debt, or subordinated/equity according to their relative seniority, payment priority and degree of risk. If the collateral underlying a given CLO defaults or otherwise underperforms, scheduled payments to senior tranches of such CLO securitization take precedence over those of more junior tranches, such as mezzanine debt and equity tranches, which are the focus of the Fund’s investment strategy. The CLO securities in which the Fund typically invests are unrated or rated below investment grade and are hence considered speculative with respect to timely payment of interest and repayment of principal.

Most CLOs are non-static, revolving structures that generally allow for reinvestment of capital by an external manager (the “CLO Collateral Manager”) over a pre-specified period (the “Reinvestment Period”), typically up to five years from issuance. The terms and covenants governing a typical CLO are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price or fair value) of, the collateral.

A CLO finances its initial purchase of a portfolio of assets via the issuance of CLO debt and equity tranches, with the debt tranches typically carrying floating-rate coupons. CLO debt tranches typically carry ratings at issuance ranging from “AAA” (or its equivalent) at the most senior level to “BB-” or “B-” (or its equivalent), which are below investment grade, at the junior level by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and/or Fitch Ratings, Inc. (“Fitch”). The coupon on CLO debt tranches is typically lowest at the AAA-level and generally increases at each level down the ratings scale. CLO equity tranches are unrated, and at issuance typically represent approximately 6% to 11% of a CLO’s capital structure. The diagram below depicts a typical CLO. Some CLOs also include a B-rated debt tranche (in which the Fund may invest), and the structure of CLOs in which the Fund invests may otherwise vary from this example. The left column represents the CLO’s assets, which support the liabilities and equity in the right column. The right column shows the various classes of debt and equity issued by the illustrative CLO in order of seniority as to relative rights to receive payments from the assets. The ranges appearing directly below the rating of each class represent the percentages that such classes typically comprise, as issuance, of the overall “capital structure” (i.e., total debt and equity issued by the CLO).

Figure 1: Typical CLO “Balance Sheet” (Assets vs. Liabilities)

CLOs typically have two priority-of-payment schedules (commonly called “waterfalls”), which are detailed in a CLO’s indenture and govern how cash generated from a CLO’s underlying collateral is distributed to the CLO’s debt and equity tranches.

First, the “interest waterfall” applies to interest payments received on a CLO’s underlying collateral. Subject to compliance with certain tests as set forth in the interest waterfall, the CLO’s equity tranche is entitled to receive any excess interest available after the required regular interest payments to CLO debt investors are made and certain CLO fees and expenses (such as administration and collateral management fees) are paid. To the extent that any of these compliance tests (such as overcollateralization and/or interest coverage tests) are breached, cash flows could be diverted away from CLO mezzanine debt and equity tranches in favor of the more senior CLO debt tranches until and unless such breaches are cured.

Second, the “principal waterfall” applies to cash flow received from the return of principal on the underlying collateral, primarily through loan repayments and proceeds from loan sales. During the CLO’s Reinvestment Period, this principal cash flow is typically used to purchase new assets, whereas after the Reinvestment Period, it is typically used to pay down CLO debt tranches sequentially based on relative seniority.

A CLO’s indenture typically requires that the CLO Collateral Manager only purchase assets for such CLO with maturity dates (which for a senior secured loan are typically five to eight years from the loan issuance date) that are shorter than the maturity date of the CLO’s liabilities (which are typically 12 to 13 years from the CLO issuance date). Subject to the covenants set forth in the indenture, a CLO Collateral Manager is able to trade an underlying CLO’s assets and reinvest proceeds from the sales or repayments of CLO assets. As a result, CLO investors can face significant reinvestment risk with respect to a CLO’s underlying portfolio. Furthermore, in addition to the risk that underling CLO assets may prepay, debt investors in most CLO transactions are subject to additional prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which could cause the CLO’s outstanding CLO debt securities to be repaid at a sub-optimal time.

Loan Accumulation Facilities. Loan accumulation facilities (“LAFs” or “warehouses”) are short- to medium-term facilities that are often provided by the bank that will serve as the placement agent or arranger on a new issue CLO transaction. LAFs provide financing for the acquisition of the corporate credit assets (typically, senior secured corporate loans) that are expected to form part (or all) of the portfolio of a future CLO. Investments in LAFs carry similar risks to investments in CLO equity, as they typically employ high levels of financial leverage and are exposed to any defaults or other underperformance in the collateral that they acquire.

Collateralized Bond Obligations. A collateralized bond obligation (“CBO”) is a form of securitization that is similar to a CLO but is primarily backed by high yield corporate bonds (as opposed to almost entirely senior secured corporate loans). As with CLOs, CBOs typically issue various tranches carrying different degrees of credit risk and payment priority. Higher-rated tranches have greater degrees of insulation from collateral deterioration and lower coupons, whereas lower-rated tranches, with greater credit risk and lower payment priority, have higher coupons. CBOs enjoy structural advantages similar to those of CLOs, including collateral coverage/overcollateralization tests, interest coverage tests, and collateral quality tests. CBOs also have similar priority-of-payment structures to CLOs. In contrast to CLOs, CBO debt tranches typically carry fixed rate coupons, as their underlying assets are typically fixed rate in nature. CBOs are typically less levered than traditional CLOs as a result of their differentiated collateral, for which debt investors demand higher credit enhancement.

Derivatives Transactions. The Fund may engage in Derivative Transactions from time to time. To the extent the Fund engages in Derivative Transactions, the Fund expects to do so to hedge against interest rate, credit, currency and/or other risks, or for other risk management or investment purposes, including to accommodate additional investments. The Fund may use Derivative Transactions for investment purposes to the extent consistent with its investment objectives if the Adviser deems it appropriate to do so. The Fund may purchase and sell a variety of derivative instruments, including exchange-listed and OTC options, futures, options on futures, swaps and similar instruments, various interest rate-related products, such as fixed-to-floating interest rate swaps, caps, floors or collars, and credit transactions and credit default swaps. The Fund also may purchase and sell derivative instruments that combine features of these instruments. The use of Derivative Transactions, if any, will generally be deemed to create leverage for the Fund and involves significant risks. No assurance can be given that the strategy and use of derivatives will be successful, and the Fund’s investment performance could diminish compared with what it would have been if Derivative Transactions were not used.

As required by the Derivatives Rule, funds that engage in derivatives transactions, other than “limited derivatives users” (as defined under the Derivatives Rule), generally must adopt and implement a Derivatives Risk Management Program that is reasonably designed to manage the Fund’s derivatives risks, while taking into account the Fund’s derivatives and other investments. The Derivatives Rule mandates that the fund adopt and/or implement: (i) VaR; (ii) a written derivatives risk management program; (iii) Board oversight responsibilities; and (iv) reporting and recordkeeping requirements. It is the Fund’s intention to adopt and implement a Derivatives Risk Management Program. However, the Fund may elect in the future, without notice to shareholders, to operate as a “limited derivatives user,” in which case it would no longer be required to maintain its Derivatives Risk Management Program.

Investment Process

Ellington’s CLO investment process typically includes several components, such as (i) sourcing and trading, (ii) due diligence (which may include an assessment of collateral, documentation, CLO Collateral Manager, and/or structure), (iii) stress sensitivity and technical model analyses, and (iv) investment monitoring. There can be no assurance that any particular component will be used for every investment or that the investment process will achieve its intended results.

Sourcing and Trading

Ellington has longstanding experience in the CLO market and in structured products more broadly, providing it with access to a range of market opportunities. The investment team identifies investment opportunities through a network of dealer, investor, and manager relationships that it has developed over time. In some situations, participation in loan accumulation facilities may offer access to certain newly issued CLO equity tranches, where Ellington’s structured finance experience may benefit its negotiation of terms. Ellington intends to evaluate opportunities across a range of CLO vehicles, managers, and vintages, and will seek to find economic value through its investment analysis, which typically includes a review of the underlying documentation, portfolios, CLO Collateral Managers, and/or structures of a given CLO.

Due Diligence

In performing diligence on a CLO transaction before investing, the investment team typically reviews the deal’s underlying documentation, loan portfolio, CLO Collateral Manager and/or structure, and may consider factors such as reinvestment restrictions, regulations on deal calls/refinancings/resets, priorities of payment/“waterfalls,” collateral quality and coverage tests, and concentration limitations. Certain underlying assets may be selected for further review within Ellington and/or in consultation with third-party Collateral Managers, and may be subject to valuation adjustments based on these discussions and analyses. The investment team may also evaluate an investment relative to other opportunities, and may consider various portfolio metrics and characteristics as part of its overall assessment.

In addition to analyzing CLO vehicles individually, the investment team may seek to assess overall CLO Collateral Manager performance and incorporate such assessments in its evaluation of individual CLO investments.

The investment team may also engage in update calls and meetings with CLO Collateral Managers to review and discuss their trading strategies, market outlooks, and positioning. The investment team may consider a combination of historical performance data and insights from these discussions as part of its broader evaluation of CLO tranche investments.

Stress Sensitivity and Technical Model Analyses

In addition to a given CLO’s collateral, documentation, CLO Collateral Manager, and structure, the investment team may conduct sensitivity analyses to evaluate how a CLO tranche could perform under different credit stress scenarios. These analyses may consider several factors, including loan prices, default rates, prepayment rates, and recovery rates to estimate potential cashflows and performance across different market conditions. Scenarios may include historical macroeconomic shocks as well as hypothetical market environments. Individual assets within a CLO may be analyzed and various factors may be considered across each scenario, including how deal tests, cashflows, and triggers are projected to evolve over time, as well as projected credit spreads, yields, tranche weighted average lives (WALs) and credit spread durations. The investment team may assess the potential return profiles across different scenarios as part of its broader evaluation of CLO investments.

In addition to cashflow analyses, the investment team may utilize technical models to assess a CLO tranche relative to other corporate credit investments, including other CLO tranches. This relative value analysis may take into account various factors, including fundamental credit considerations and mark-to-market risk information.

Investment Monitoring

To help inform decisions on whether to continue holding investments, the investment team employs a monitoring process, as follows.

Portfolio-level reports may be generated by the investment team and the Risk Oversight Group related to the Fund’s investments. These reports may incorporate a combination of third-party data and analytical tools to assess various factors related to a CLO holding.

Given that CLOs are typically actively managed vehicles prior to the end of their Reinvestment Periods, the CLO investment team may attempt to engage in discussions with CLO Collateral Managers to monitor developments in the deal portfolios. If available, the investment team may also review monthly and quarterly reports from the trustees of its CLO investments, which may contain information on portfolio compositions and structural changes in a deal.

Staffing

The Fund does not currently have any employees. The Adviser manages its day-to-day investment operations.

The Fund will reimburse the Administrator for its allocable portion of overhead and other expenses incurred by it in performing its obligations under the Administration Agreement, including rent, the fees and expenses associated with performing administrative functions, and the compensation of its Chief Financial Officer, Chief Operating Officer, and any administrative support staff, including accounting personnel. See “The Adviser and the Administrator—The Administration Agreement.” The Fund will also pay indirectly the costs associated with the functions performed by its Chief Compliance Officer under the terms of an agreement between the Fund and Vigilant.

Legal Proceedings

As of March 31, 2025, neither the Fund, the Adviser, nor the Administrator were subject to any pending legal proceedings that they considered material.

Risk Factors [Table Text Block]

RISK FACTORS

Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund. If any of the following risks actually materialize, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the Net Asset Value and/or market price of the Fund’s common shares could decline substantially, in which case investors could lose all or part of their investment in the Fund. Investors should also be aware that during times of increased uncertainty, volatility and distress in economies, financial markets, and labor and health conditions, the risks to which the Fund is subject may also increase significantly compared to normal conditions. Finally, the risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not presently known to it, or not presently deemed material by it, may also impair its operations and performance, as well as the Net Asset Value and/or market price of the Fund’s shares.

Principal Risks of the Fund

The Fund invests in corporate CLOs, which exposes it to certain risks associated with corporate loans.

Investments in corporate CLO securities involve certain risks. Corporate CLOs are securitizations that are typically backed by a pool of corporate loans or similar corporate credit-related assets that serve as collateral. The assets underlying the Fund’s CLO investments generally consist of lower-rated first-lien corporate loans, although certain CLO structures may also allow for limited exposure to other asset classes including unsecured loans, second-lien loans, or corporate bonds. To the extent that the assets underlying the Fund’s CLO investments are rated for creditworthiness by any nationally recognized statistical ratings organizations, they generally carry lower credit ratings, and certain assets may not be rated by any nationally recognized statistical ratings organization. As a result, the assets underlying the Fund’s CLO investments are considered to bear significant credit risks. Corporate issuers of lower-rated debt securities may be highly leveraged and may not have access to more traditional methods of financing. During economic downturns or sustained periods of rising interest rates, issuers of lower-rated debt securities may be likely to experience financial stress, especially if such issuers are highly leveraged, and in such periods the market for lower-rated debt securities could be severely disrupted, adversely affecting the value of such securities.

The risk of loss for lower-rated debt securities is also magnified to the extent that such securities are unsecured or subordinated to more senior creditors. Lower-rated debt securities generally have limited liquidity and limited secondary market support. These risks are further exacerbated in the case of second-lien loans, as they are subordinated to first-lien loans and have weaker recovery prospects in the event of borrower distress or default. Further, ratings downgrades on the Fund’s CLO debt investments may result in its investments being viewed as riskier than they were previously thought to be. This perception of increased riskiness resulting from a downgrade can result in adverse impacts to the market value and liquidity of the Fund’s CLO debt investments, as well as reduce the availability or increase the cost of financing for the Fund’s CLO debt investments.

The CLOs in which the Fund invests, may acquire loans to smaller companies (“middle-market” loans), which may carry more inherent risks than loans to larger, publicly traded entities. Compared to larger companies, these middle-market companies tend to have more limited access to capital, weaker financial positions, narrower product lines, and tend to be more vulnerable to competitors’ actions and market conditions, as well as to general economic downturns. As a result, the securities issued by CLOs that hold significant investments in middle-market loans are generally considered riskier than securities issued by CLOs that primarily invest in broadly syndicated loans.

The corporate loans that underlie the Fund’s CLO investments may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructurings that may result in significant delays in repayment, a significant reduction in the interest rate, and/or a significant write-down of the principal of the loan. A wide range of factors could adversely affect the ability of an underlying corporate borrower to make interest or other payments on its loan. The corporate issuers of the loans or securities underlying the Fund’s CLO investments may be highly leveraged and may be subject to an increased risk of default depending on certain micro- or macro-economic conditions, such as economic recessions, heightened interest rates and/or inflation, tariffs, and other conditions. The risk of economic recession and declining creditworthiness of corporate borrowers would be amplified by rising corporate default rates, tightening credit conditions, and potential credit downgrades in leveraged loan markets. Accordingly, the subordinated and lower-rated (or unrated) CLO securities in which the Fund invests may experience significant price and performance volatility relative to more senior or higher-rated CLO securities, and they are subject to greater risk of loss than more senior or higher-rated CLO securities which, if realized, could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Such defaults and losses, especially those in excess of the market’s or the Fund’s expectations, would have a negative impact on the value of the Fund’s CLO investments, and reduce the cash flows that the Fund receives from its CLO investments, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

In addition, if a CLO in which the Fund invests experiences an event of default as a result of the CLO’s failure to make a payment when due, the erosion of the CLO’s underlying collateral, or other reasons, the CLO would be subject to the possibility of liquidation. In such cases, the risks are heightened that the collateral underlying the CLO may not be able to be readily liquidated, or that when liquidated, the resulting proceeds would be insufficient to redeem in full the CLO mezzanine debt and equity tranches that are the focus of the Fund’s investment strategy. CLO equity tranches often suffer a loss of all of their value in these circumstances, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders. Furthermore, following an event of default by a CLO, the holders of CLO mezzanine debt and equity tranches typically have limited rights regarding decisions made with respect to the underlying collateral, with the result that such decisions might favor the more senior tranches of the CLO.

In the event of a bankruptcy or insolvency of an issuer of a loan or of an underlying asset held by a CLO in which the Fund invests, a court or other governmental entity may determine that the related claims held by such CLO are not valid or are subject to significant modification. In addition, any payments previously received by such CLO could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

Further, “covenant-lite” loans may comprise a significant portion of the underlying collateral of the CLOs in which the Fund invests. Generally, covenant-lite loans provide the obligor with more freedom to take actions that could negatively impact their lenders because the obligor’s covenants are incurrence-based and not maintenance-based, which means that they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. At times, covenant-lite loans have represented a significant majority of the syndicated corporate loan market. To the extent that the corporate CLO securities in which the Fund invests hold covenant-lite loans, the Fund may have a greater risk of loss on such investments as compared to investments in CLOs holding loans with more robust covenants.

The CLOs in which the Fund invests may also acquire interests in corporate loans indirectly, by way of participations. In a participation, the underlying debt obligation remains with the institution that has sold the participation, which typically results in a contractual relationship only with such selling institution, and not with the corporate obligor directly. As a result, the holder of a participation assumes the credit risk of both the obligor and the selling institution and may only have limited rights to influence any decisions made by the selling institution in connection with the underlying debt obligation.

The Fund’s CLO investments are subject to risks related to the financial leverage employed by the underlying corporate borrowers.

The corporate borrowers of the underlying assets in a CLO are typically highly leveraged, and there may be few or no restrictions on the amount of indebtedness such borrowers can incur. Substantial indebtedness adds additional risk with respect to a borrower and could (i) limit its ability to borrow money or otherwise access funds for its working capital, capital expenditures, debt service requirements, strategic initiatives or other purposes; (ii) require it to dedicate a substantial portion of its cash flow from operations to the repayment of its indebtedness, thereby reducing funds available to it for other purposes; (iii) make it more highly leveraged than some of its competitors, which may place it at a competitive disadvantage; and/or (iv) subject it to restrictive financial and operating covenants, which may preclude it from executing on favorable business activities or from financing future operations or other capital needs. In some cases, proceeds of indebtedness incurred by a borrower could be paid as a dividend to its equity holders rather than retained by the borrowers for its working capital or to pursue favorable opportunities. Highly leveraged companies are often more sensitive to declines in revenues, increases in expenses, and adverse business, political, or financial developments or economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of such companies or their industries. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

If an underlying borrower is unable to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness, it may be forced to take other actions to satisfy its obligations under its indebtedness. These alternative actions may include reducing or delaying capital expenditures, selling assets, seeking additional capital, or restructuring or refinancing indebtedness. Any of these actions could significantly reduce the value of the related underlying asset held by the CLO, and thus the CLO security held by the Fund. Furthermore, if the borrower is unable to meet its scheduled debt service obligations even after taking these actions, the borrower may be forced into liquidation, dissolution or insolvency, and the value of the related underlying asset held by the CLO, and thus the CLO security held by the Fund, could decline significantly or even be rendered worthless.

The CLOs in which the Fund invests may be subject to risks associated with syndicated loans.

Under the documentation for syndicated loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds in commitments and/or principal amount of the associated indebtedness. In most cases for the Fund’s syndicated loan investments, the Fund does not expect to hold a sufficient amount of the indebtedness to be able to compel any actions by the agent. Consequently, the Fund would only be able to direct such actions if instructions from it were made in conjunction with other holders of associated indebtedness that together with the Fund compose the requisite percentage of the related indebtedness then entitled to take action. Conversely, if holders of the required amount of the associated indebtedness other than the Fund desire to take certain actions, such actions may be taken even if the Fund did not support such actions. Furthermore, if a syndicated loan is subordinated to one or more senior loans made to the applicable obligor, the Fund’s ability to exercise such rights may be subordinated to the exercise of such rights by the senior lenders. Whenever the Fund is unable to direct such actions, the parties taking such actions may not have interests that are aligned with the Fund, and the actions taken may not be in the Fund’s best interests. Furthermore, in recent years, “priming” transactions in the distressed debt sector have become more common. These “priming” arrangements are transactions where a group of debtholders can move collateral away from existing lenders so that it can serve as the primary source of secured assets for new money and/or restructuring existing debt. If the Fund were to hold distressed debt that became “primed” by another group of lenders, it could lose all or a significant part of such investment.

If an investment is a syndicated revolving loan or delayed drawdown loan, other lenders may fail to satisfy their full contractual funding commitments for such loan, which could create a breach of contract, result in a lawsuit by the obligor against the lenders and adversely affect the value of the Fund’s investment.

There is a risk that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, the Fund may be unable to remove the agent in circumstances in which removal would be in the Fund’s best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice, and the Fund may not find a replacement agent on a timely basis, or at all, in order to protect its investment.

The Fund’s investments in corporate CLOs involve certain structural risks.

Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their relative seniority and degree of risk. If the relevant collateral defaults or otherwise underperforms, payments to the more senior tranches of such securitizations take precedence over those of more junior tranches, such as mezzanine debt and equity tranches, which are the focus of the Fund’s corporate CLO investment strategy. CLOs present risks similar to those of other types of credit investments, including credit, interest rate and prepayment risks. See "—The Fund invests in corporate CLOs, which exposes it to risks associated with corporate loans.”

Even though the Fund expects that most of its CLO mezzanine debt investments will have floating rate coupons, these and other of the Fund’s CLO investments are still exposed to interest rate risk. There can be significant mismatches between the timing and frequency of coupon resets on the floating rate CLO debt tranches and the underlying floating rate corporate loans, and furthermore some of the underlying corporate loans may bear fixed coupon rates. When interest rates are low but increasing, variations between interest rate floors on the CLO debt tranches and the underlying corporate loans can reduce the amount of excess interest available for payment to the CLO debt and equity tranches. This reduction in excess interest could adversely impact the Fund’s CLO equity cashflows and valuations, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

CLOs have at times experienced negative credit events in their constituent loans, credit rating downgrades of constituent loans and issued debt tranches, and failures of certain deal metrics. The failure by a CLO in which the Fund invests to satisfy certain tests, including with respect to adequate collateralization and/or interest coverage, would generally lead to a reduction in the payments made to holders of its mezzanine debt and equity tranches.

The Fund’s CLO investments are exposed to the misalignment of the interests of CLO collateral managers with the interests of CLO investors, such as the Fund.

As discussed under “—The Fund is subject to the risk of legislative and regulatory changes impacting its business or the markets in which the Fund invests,” CLO collateral managers are not securitizers subject to the U.S. Risk Retention Rules. This may reduce a CLO collateral manager’s incentives to prioritize the interests of CLO investors, including the Fund, increase the risk of default as a result of less stringent credit or underwriting standards with respect to the underlying portfolios, and limit investor confidence in the CLOs.

The Fund’s investments in the primary corporate CLO market involve certain additional risks.

Between the pricing date and the closing date of a corporate CLO, the collateral manager generally purchases additional assets for the CLO. During this period, the price and availability of these assets may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of assets that will satisfy specified concentration limitations and allow the CLO to reach the target initial principal amount of collateral prior to the effective date. An inability or delay in reaching the target initial principal amount of collateral may adversely affect the timing and amount of payments received by the holders of CLO mezzanine debt securities and equity securities and could result in early redemptions which could cause significant principal losses on the CLO mezzanine debt and equity securities, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund and its investments are subject to prepayment and reinvestment risk.

As part of the ordinary management of its portfolio, a CLO will typically generate cash flow from asset repayments and sales that is reinvested into substitute assets, subject to compliance with its investment tests and certain other conditions. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired, the excess interest-related cash flow available for distribution to the CLO equity tranches would decline. In addition, prepayment rates of the assets underlying a CLO are driven by a number of factors, including changing interest rates and other factors that are beyond the Fund’s control. Furthermore, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. This and other factors can cause considerable uncertainty in the average lives of the CLO tranches in which the Fund invests.

The Fund’s portfolio of corporate CLO investments may lack diversification, which may subject the Fund to a risk of significant loss if one or more of these corporate CLOs experience a high level of defaults on collateral.

The Fund operates as a non-diversified investment company under the 1940 Act. Therefore, the Fund does not have any limitations on the ability to invest in any one CLO, and its investments may be concentrated in relatively few CLOs, CLOs that have similar risk profiles (including by being concentrated in a limited number of industries), CLOs where there is an overlap of underlying corporate issuers, or CLOs that are managed by the same collateral manager. The overlap of underlying corporate issuers is often more prevalent across CLOs of the same year of origination, as well as across CLOs managed by the same asset manager or collateral manager.

To the extent that the Fund’s CLO investments are more concentrated, the Fund is susceptible to a greater risk of loss if one or more of the CLOs in which the Fund is invested performs poorly, or in the event a CLO collateral manager were to fail, experience the loss of key employees or sell its business. To the extent the Fund invests in CLOs that have a high level of overlap of underlying corporate obligors, there is a greater likelihood of experiencing multiple defaults in the Fund’s CLO portfolio. In general, to the extent that the Fund’s CLO portfolio is less diversified, the Fund may have a greater likelihood of experiencing large overall losses, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Failure by a CLO to satisfy certain tests, including as a result of loan defaults and/or negative loan ratings migration, may place pressure on the performance of the Fund’s investments in such CLO.

The failure by a CLO in which the Fund invests to satisfy certain tests, including with respect to adequate collateralization and/or interest coverage, would generally lead to a reduction in the payments made to holders of the Fund’s mezzanine debt and equity tranches. In a typical corporate CLO, nonperforming assets, or performing assets rated “CCC+” or lower (or their equivalent) in excess of applicable limits, typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, if an asset were to default, or an asset’s credit rating were to decrease to a lower credit rating level, also known as “negative rating migration,” it could cause a CLO to move out of compliance with some or all of its overcollateralization tests. CLOs are also generally subject to interest coverage tests, under each of which the interest income generated by the underlying assets is compared to the interest owed to a given CLO tranche and all tranches more senior to it. To the extent that any overcollateralization tests or interest coverage tests are breached, cash flows could be diverted away from the CLO mezzanine debt and equity tranches in favor of the more senior CLO debt tranches until and unless such breaches are cured, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

CLO investments involve complex documentation and complex accounting considerations.

CLOs are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over the interpretation or enforceability of the documentation may be higher relative to other types of investments. Further, the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The accounting calculations related to the Fund’s CLO investments are complex in numerous ways. For instance, under GAAP, the Fund calculates its net investment income—which is used to determine the performance fee payable to the Adviser—based on effective yield calculations. These calculations involve significant judgment in projecting expected cash flows. If an investment underperforms expectations, the Fund may accrue more interest income than it ultimately realizes on such investment and pay the Adviser a higher performance fee than it otherwise would have if different projections had been used.

The risks associated with the accounting complexities include inaccurate financial reporting, such as incorrect accruals, reserves and estimates, or the misapplication of accounting standards. These issues could lead to the miscalculation of fees, potentially in favor of the Adviser, and could necessitate a financial restatement. Financial restatements are often costly and time-consuming, and they may lead to regulatory scrutiny, legal proceedings, or shareholder litigation. In addition, a restatement could result in a loss of investor confidence, which would negatively impact the Fund’s reputation in the marketplace and impair its ability to raise capital on favorable terms in the future. A financial restatement could also trigger a significant decline in the price of the Fund’s common shares, eroding shareholder value and potentially exacerbating financial and reputational damage. These events could materially adversely affect the Fund’s business, financial condition and results of operations, as well as its ability to pay dividends to its shareholders.

The Fund is dependent on the collateral managers of the corporate CLOs in which the Fund invests, and those corporate CLOs are generally not registered under the 1940 Act.

The Fund invests in CLO securities issued by CLOs that are managed by collateral managers unaffiliated with the Fund, and the Fund is dependent on the skill and expertise of such managers. While the actions of the CLO collateral managers may significantly affect the return on the Fund’s investments, the Fund typically does not have any direct contractual relationship with these collateral managers.

While the Fund also relies on these collateral managers to act in the best interests of the CLOs in which the Fund invests, there can be no assurance that such collateral managers will do so. Moreover, such collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests, and they may have other incentives to manage the CLO portfolios in a manner that disadvantages the particular classes of notes in which the Fund is invested. Furthermore, since the CLO issuer often provides an indemnity to its collateral manager, the CLO tranches the Fund holds may ultimately bear the burden of any legal claims brought against the collateral manager.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.

The Fund may only have limited information regarding the underlying assets held by the CLOs in which it invests, and collateral managers may not identify or report issues relating to the underlying assets on a timely basis (or at all) to enable the Fund to take appropriate measures to manage the Fund’s risks. Furthermore, much of the information furnished to the Fund as an investor in a corporate CLO is neither audited nor reviewed, nor is an opinion expressed, by an independent public accountant. Finally, the Fund is not required to disclose to its shareholders any trustee reports or any other information received concerning any of its CLO investments. Thus, the Fund’s shareholders will have limited information on the assets held by, and the performance of, the CLOs in which the Fund invests.

Collateral managers are subject to removal or replacement by other holders of CLO securities without the Fund’s consent and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. The removal, replacement, resignation, or assignment of any particular CLO collateral manager’s role could adversely affect the returns on the CLO securities in which the Fund invests, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s CLO investments often have limited liquidity.

The Fund expects to focus its CLO investment activity in mezzanine debt and equity tranches, which have less liquidity than many other securities, including as a result of lower or no trading volume, transfer restrictions, and their bespoke nature. This illiquidity results in price volatility and can make it more difficult to value or sell these securities if the need arises, which could require the Fund to realize a greater loss if the Fund is ever required to liquidate such assets, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The CLOs in which the Fund invests incur significant operating expenses.

The CLOs in which the Fund invests incur significant operating fees and expenses, including but not limited to collateral management fees, administrative expenses, and other operating expenses, which are all indirectly borne by CLO investors. CLO collateral management base fees, which typically range from 0.30% to 0.50% of a CLO’s total assets, are charged on the CLO’s total assets and are usually paid from residual cash flows after interest payments to senior debt tranches. Additional CLO operating expenses, estimated at 0.30% to 0.70%, may also apply, although these are not routinely reported in a standardized manner. Furthermore, CLO collateral managers may also earn incentive fees tied to equity cash flows once the equity tranche achieves a cash-on-cash return of capital and a specified “hurdle” rate. All of these fees and expenses are borne first by the CLO equity tranche due to its subordinated position. Given that the CLO equity tranche represents only a fraction of the value of the entire CLO, these fees and expenses are greatly magnified when expressed as a percentage of the value of the CLO equity tranche. Both types of CLO tranches in which the Fund invests (equity tranches and mezzanine debt tranches) may bear these expenses, with the equity tranche—being the most subordinated—usually shouldering these costs. To the extent that the CLO equity tranche has suffered or will suffer a total principal loss, mezzanine debt tranches will then effectively bear these fees and expenses.

In addition to the collateral management fees, administrative expenses, and other operating expenses accrued in a CLO, the Fund will also remain obligated to pay the Base Management Fee and the Performance Fee to the Adviser. Therefore, each shareholder bears his or her share of the Base Management Fee and the Performance Fee of the Adviser as well as indirectly bearing the ratable share of the collateral management fees, administrative expenses, and other operating expenses of a CLO.

The Fund and its corporate CLO investments are subject to risks associated with non-U.S. investing, including in some cases foreign currency risk.

While the Fund invests primarily in CLOs that hold underlying U.S. assets, the Fund may also invest in corporate CLOs that hold non-U.S. assets, and the Fund expects that many of the CLO issuers in which the Fund invests will be domiciled outside the United States. Investing directly or indirectly in non-U.S. issuers may expose the Fund to additional risks, including political and social instability, expropriation, imposition of foreign taxes, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, the Fund, and the CLOs in which the Fund invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

A portion of the Fund’s CLO investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates may materially adversely affect the value of these investments.

CLOs in which the Fund invests could become subject to U.S. federal income tax or withholding requirements.

The CLO issuers in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure that the CLO is not treated for U.S. federal income tax purposes as engaged in a U.S. trade or business. If a CLO issuer fails to comply with the investment guidelines, or if the Internal Revenue Service otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business, such CLO could be subject to U.S. federal income tax, which could reduce the amount available to distribute to mezzanine debt and equity holders in such CLO, including the Fund.

The U.S. Foreign Account Tax Compliance Act provisions of the Code impose a withholding tax of 30% on certain U.S. source periodic payments, including interest and dividends, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, certain payments received by such CLO may be subject to the 30% withholding tax, which could reduce the amount available to distribute to equity and mezzanine debt holders in such CLO, including the Fund.

The Adviser has significant latitude in determining the types of assets the Fund acquires, and there is no specific prohibition in the Fund’s investment strategy, investment guidelines and/or the RIC qualification requirements against investing in investments that are not CLOs.

To maintain the Fund’s qualification as a RIC and compliance with the 1940 Act, the Fund is subject to various requirements and tests that impose limits on its investment strategy. However, other than as described in this registration statement, neither the broad investment guidelines in its Investment Advisory Agreement, the RIC qualification requirements, nor the 1940 Act impose any specific limits on, or prohibitions against, investing its capital in investments that are not CLOs. Under the terms of the Investment Advisory Agreement, the Adviser has significant latitude within its broad investment guidelines in determining the types of assets it may acquire. The Board generally does not review individual acquisitions, dispositions, or many other management decisions.

The Fund is subject to risks associated with loan accumulation facilities.

The Fund may invest capital in CLO warehouse facilities, otherwise known as loan accumulation facilities (“LAFs”). LAFs are generally short- to medium- term financing facilities provided by the investment bank that will ultimately serve as the arranger on a CLO transaction. Utilizing equity capital provided by the LAF investors and debt financing provided by the investment bank, LAFs acquire corporate loans and other similar corporate credit-related assets in anticipation of ultimately collateralizing a CLO transaction. This period of accumulating assets, often known as the “warehouse period,” typically terminates when the CLO vehicle issues various tranches of debt and equity securities to the market, using the issuance proceeds to repay the investment bank financing. Investments in LAFs have risks similar to those applicable to investments in CLOs, and the risk of losses is magnified as a result of the leveraged and first-loss nature of these facilities. Further, in the event that the corporate credit assets accumulated by a LAF are not eligible for purchase by the planned CLO, or in the event that the planned CLO is not issued, the LAF investors may be responsible for either holding or disposing of said assets, exposing the Fund to credit and/or mark-to-market risk. This scenario may become more likely in times of economic distress or when the loans comprising the collateral pool of such warehouse, even if still performing, may have declined materially in market value, and the Fund may suffer a loss upon the disposition of these assets. The occurrence of any of the foregoing or similar events could affect the Fund’s investments in LAFs and, consequently, could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund may invest in corporate loans directly.

In addition to gaining exposure to corporate loans through investments in CLO securities, the Fund may also invest in corporate loans directly. In some cases, these loan investments may result from asset sales or in-kind distributions from CLOs in which the Fund has invested, but in other cases the Fund may acquire such loans directly in the open market. To the extent the Fund invests in corporate loans directly, it will be exposed to all of the risks associated with corporate loans that CLOs are exposed to, as described above. See “—The Fund invests in corporate CLOs, which exposes it to certain risks associated with corporate loans.”; “—The Fund’s CLO investments are subject to risks related to the financial leverage employed by the underlying corporate borrowers.” and “—The CLOs in which the Fund invests may be subject to risks associated with syndicated loans.”

If a CLO in which the Fund invests is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect the Fund’s operating results and cash flows.

It is generally expected that the CLOs in which the Fund invests will operate pursuant to investment guidelines intended to avoid such CLOs being treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with its investment guidelines, or if the Internal Revenue Service (the “IRS”) successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

If a CLO in which the Fund invests fails to comply with certain U.S. tax reporting requirements, such CLO may be subject to withholding requirements that could materially and adversely affect its operating results and cash flows.

The U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”) impose a withholding tax of 30% on certain U.S. source periodic payments, including interest and dividends, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, certain payments to such CLO may be subject to the 30% withholding tax, which could reduce the amount available to distribute to equity and junior debt holders in such CLO, and therefore materially and adversely affect the market value and/or fair value of the CLO’s securities and the Fund’s operating results and cash flows.

Risks Related to the Fund’s Business

There are risks associated with the preparation for and implementation of the Conversion.

Preparation for, and implementation of, the Conversion required the Fund to make several changes to its day-to-day functions, including a number of complex operational, accounting, regulatory, and market-related changes. Each of these changes include significant risks, each of which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders. In addition, no assurance can be given that these changes will enable the Fund to comply successfully with the 1940 Act and the Code. See “—The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.” These risks include, but are not limited to:

●	Liquidity and Market Risks in Liquidating Pools and TBAs – In connection with the Conversion, the Fund intends to liquidate its remaining holdings of mortgage-backed securities, including agency pools and long To-Be-Announced (“TBA”) positions, as well as its related hedges, including short TBA positions and interest-rate swaps. Market conditions at the time of liquidation of any of these positions could result in unfavorable pricing, increased transaction costs, and/or execution delays, any of which could adversely impact the Fund’s Net Asset Value and performance.

●	Regulatory and Compliance Risks Related to Bank Custody Rules – Following the Conversion, the Fund will be subject to new regulatory requirements, including bank custody rules that were not previously applicable. Compliance with these rules necessitated changes in the Fund’s operational processes, including its custodial arrangements and its master trade agreements with its counterparties, potentially leading to additional costs, operational burdens, or constraints on its available executing counterparties for certain transactions.

●	Risks Related to the Change in the Fund’s Tax Year – To be eligible to be treated as a RIC beginning on the Conversion Date, the Fund will be requesting IRS approval to change its tax year to end on the day prior to the Conversion Date (i.e., March 31, 2025). The Fund expects that it will qualify for an automatic change but if it does not qualify for the automatic change, the Fund will request approval from the IRS to effectuate such change. In that scenario, if the IRS does not approve the application, the Fund may not qualify for a March 31 tax-year end, which could delay the Fund’s qualification as a RIC to a later date and force the Fund to keep its tax year of December 31 and operate as a taxable C-Corporation until that later date. It is also possible that the IRS may approve such application provided that the Fund recognizes additional income as a RIC in connection with its change of tax year.

●	Tax and Structural Uncertainties – The Conversion may result in unanticipated tax liabilities, including potential recognition of taxable gains or other inefficiencies that could impact the Fund. Additionally, changes in tax laws, IRS interpretations, or regulatory guidance before or after the Conversion could further affect the Fund’s tax treatment and require further adjustments to its structure.

●	Accounting, Operational and Systems Transition – The Fund will prospectively apply investment company accounting and, accordingly, it has modified its internal systems, reporting processes, and third-party service provider arrangements as a result of the Conversion. Any delays, errors, or other challenges in transitioning to investment company accounting could result in operational disruptions, compliance issues, or increased administrative costs.

●	Legal and Regulatory – Upon Conversion, the Fund became subject to the 1940 Act, implicating a new regulatory reporting regime, including a new schedule, and new reporting forms, and additional compliance obligations, including the implementation of the Derivatives Risk Management Program. Adapting to this new regime may require enhancements to internal compliance protocols, additional personnel, and increased oversight, all of which could increase costs and regulatory risks and there may be delays, errors, or other challenges in adapting to the rules, regulations and requirements of the 1940 Act.

The Fund’s ability to achieve its objectives once the Conversion is complete is contingent on the Fund’s ability to manage and maintain all of these, and other changes, to its business. Any failure to do so could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders as well as its ability to comply with the requirements of the 1940 Act. Failure to comply with the 1940 Act may subject the Fund to action by the SEC’s Division of Enforcement in the form of cease and desist orders, fines and other penalties, and injunctions, civil liability, reputational damages, and restrictions or limitations on future offerings.

Certain actions by the Federal Reserve and other central banks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Actions by the Federal Reserve (and similar actions by other central banks), including tightening or easing of monetary policy, increases or decreases in short-term interest rates, balance sheet liquidations or runoff, or other actions, or the perception that the Federal Reserve or other central banks are failing to take actions deemed necessary or advisable by the market, could cause elevated market volatility and adversely impact the value and performance of the Fund’s assets and the ability of the Fund to borrow money or otherwise access capital to fund its operations. See also “—Interest rate mismatches between the Fund’s assets and its liabilities, and the assets and liabilities of the CLOs in which the Fund invests, may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets” for the impact of changing interest rates on the Fund’s business.

Interest rate mismatches between the Fund’s assets and its liabilities, and the assets and liabilities of the CLOs in which the Fund invests, may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets.

Although most of the assets underlying the Fund’s CLO investments carry floating rate coupons, some may have fixed rate coupons or have a fixed rate component, which is most apparent when a given CLO is backed by corporate bonds, rather than loans, since bonds generally are issued with a fixed coupon. The fixed coupons on assets of this nature present some risk of cashflow mismatch between the Fund’s liabilities and its assets, since the Fund’s primary short term liabilities are expected to be reverse repurchase agreements. Reverse repurchase agreement borrowings typically bear a floating rate, and so are typically sensitive to changes in short term interest rates, since maturing reverse repurchase agreements will typically be replaced by new reverse repurchase agreements bearing interest rates based on short term interest rates at the time of the replacement transaction. If the income from the Fund’s assets is insufficient to support the interest payments on its liabilities due to a rise in short term interest rates, the Fund may be forced to reduce its positions, potentially during an inopportune time in the market, which could force it to realize losses or be unable to hold its desired amount of assets.

The Fund may also issue fixed rate debt, which could introduce a similar mismatch between interest owed on liabilities and interest income earned on its assets. As noted above, the Fund will primarily invest in CLOs that bear a floating rate coupon. In a falling interest rate environment, the Fund’s assets can be expected to pay a lower coupon rate, but any fixed-rate debt issued by the Fund will continue to require fixed payments, which could exceed the interest income available from its floating rate assets. This, too, could result in the Fund being forced to sell certain positions in order to meet interest and/or principal payments on its fixed liabilities.

The Fund may initiate and maintain derivative and similar positions in order to address both forms of interest rate mismatch, though the Fund is not required to do so. There can be no certainty that such positions, if they are initiated, will be effective at eliminating the Fund’s exposure to interest rate mismatches. Furthermore, derivative and similar positions come with their own risks, including liquidity risk, which may impact the Fund’s ability to close or adjust such positions efficiently. See “—Hedging instruments and other derivatives, including some credit default swaps, may not, in many cases, be traded on exchanges, or may not be guaranteed or regulated by any U.S. or foreign governmental authority and involve risks and costs that could result in material losses.”

While increases in interest rates will typically increase the interest income on the Fund’s CLO debt investments, which are generally floating rate in nature, they could also place pressure on the ability of the corporate borrowers underlying the Fund’s CLO investments to cover their interest expenses or to refinance their debt, potentially resulting in higher credit losses on the Fund’s CLO investments. When interest rates are low but increasing, variations between interest rate floors on the CLO debt tranches and the underlying corporate loans can reduce the amount of excess interest available for payment to the CLO debt and equity tranches. Finally, assets held directly or indirectly by the Fund that pay a fixed rate coupon typically decline in value when interest rates increase, and if interest rates were to increase significantly, not only would the market value of these assets be expected to decline, but these assets could lengthen in duration because borrowers would be less likely to prepay their fixed rate corporate borrowings, both of which would be expected to have an adverse impact on the Fund’s financial results.

Interest rates can change quickly and are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political considerations, and other factors beyond the Fund’s control. Moreover, concerns over the United States’ debt ceiling and budget-deficit increase the possibility of downgrades by rating agencies to the U.S. government’s credit rating, which could cause interest rates and borrowing costs to rise. Interest rate movements are highly uncertain and notoriously difficult to predict. For example, from February 28, 2022 to October 31, 2023, the lower bound of the Federal Reserve’s Federal Funds Target Rate rose from 0.00% to 5.25%, while the yield on the ten-year U.S. Treasury rose from 1.83% to 4.93%. While the Fund may opportunistically hedge its exposure to changes in interest rates, such hedging may be limited by the tax rules governing RICs, and the Fund can provide no assurance that its hedges will be successful or that the Fund will be able to enter into or maintain such hedges. As a result, interest rate fluctuations can cause significant losses, reductions in income, and can limit the cash available to pay dividends to its shareholders.

Difficult conditions in the corporate sector as well as general market concerns may adversely affect the value of the assets in which the Fund invests.

The Fund’s business is materially affected by conditions in the corporate sector, the financial markets, and the economy, including inflation, interest rates, energy costs, unemployment, geopolitical issues, concerns over the creditworthiness of governments worldwide and the stability of the global banking system. Any deterioration of financial markets or the economy or investor perception of the risks associated with financial markets or the economy could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s investments are expected to be concentrated in subordinated and lower-rated securities that generally have greater risks of loss than senior and higher-rated securities and are subject to amplified market risks.

The Fund’s portfolio is expected to be concentrated in CLO mezzanine debt and equity tranches. These tranches are subordinated in cash flow priority to other more “senior” securities of the same CLO securitization and therefore absorb losses from CLO asset defaults before senior tranches are at risk. The CLO equity tranche typically represents less than 15% of the overall principal balance of a CLO, but it absorbs 100% of the CLO’s credit losses until its principal balance has been written off, after which the mezzanine debt absorbs all losses. As a result, the CLO equity and mezzanine securities that the Fund targets are deemed by rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Such securities are therefore considered to be highly speculative investments. When a CLO underlying corporate borrower defaults, the Fund generally has the right to receive payments only from the CLOs and has no direct rights against the underlying borrowers or the entity that sponsored the CLO transaction. In addition, the Fund may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing the Fund’s overall exposure and capital at risk to such CLO. The value and performance of CLO securities are subject to the same types of political and economic factors and risks that affect corporate issuers and capital markets generally, but, for all of the foregoing reasons, these risks are amplified in the case of CLO mezzanine debt and equity tranches.

To the extent that due diligence is conducted on potential assets, such due diligence may not reveal all the risks associated with such assets and may not reveal other weaknesses in such assets, which could lead to losses.

Before making an investment, the Adviser may decide to conduct (either directly or using third parties) certain due diligence on a potential investment. There can be no assurance that the Adviser will conduct any specific level of due diligence, or that, among other things, the Adviser’s due diligence processes will uncover all relevant facts or that any purchase will be successful, which could result in losses on these assets, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund relies on analytical models and other data to analyze potential asset acquisition and disposition opportunities and to manage its portfolio. Such models and other data may be incorrect, misleading or incomplete, which could cause the Fund to purchase assets that do not meet the Fund’s expectations or to make asset management decisions that are not in line with its strategy.

The Fund relies on the Adviser and the Adviser relies on the analytical models used by Ellington (both proprietary and third-party models) and information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If Ellington’s models (including the data utilized by the models) and/or third party models or data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Adviser’s reliance on the models and data used by Ellington may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Some of the risks of relying on analytical models and third-party data include the following:

●	collateral cash flows and/or liability structures may be incorrectly modeled in all or only certain scenarios, or may be modeled based on simplifying assumptions that lead to errors;

●	information about assets or the underlying collateral may be incorrect, incomplete, or misleading;

●	asset, collateral, or CLO historical performance (such as historical prepayments, defaults, cash flows, etc.) may be incorrectly reported, or subject to interpretation (e.g., different CLO issuers may report delinquency and default statistics based on different definitions of what constitutes a delinquent or defaulted loan); and

●	asset, collateral, or CLO information may be outdated, in which case the models may contain incorrect assumptions as to what has occurred since the date information was last updated.

Some models, such as prepayment models or default models, may be predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, the predictive models used by the Adviser may differ substantially from those models used by other market participants, with the result that valuations based on these predictive models may be substantially higher or lower for certain assets than actual market prices. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data, and, in the case of predicting performance in scenarios with little or no historical precedent (such as extreme broad-based widening in corporate credit yield spreads or deep economic recessions or depressions), such models must employ greater degrees of extrapolation and are therefore more speculative and of more limited reliability.

All valuation models rely on correct market data inputs. If incorrect market data is entered into even a well-founded valuation model, the resulting valuations will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics or whose values are particularly sensitive to various factors. If the Fund’s market data inputs are incorrect or its model prices differ substantially from market prices, its business, financial condition and results of operations, and its ability to pay dividends to its shareholders could be materially adversely affected.

The Fund’s investment portfolio is recorded at market value and/or fair value, with its Board overseeing its Valuation Designee in its determination of fair value and, as a result, there will be uncertainty as to the value of its portfolio investments.

Under the 1940 Act, the Fund is required to carry its portfolio investments at market value, if such value is readily available, or fair value, if there is no readily available market value, as determined by the Adviser in good faith, as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with its written valuation policy and subject to the oversight of the Board. Typically, there will not be a widely visible public market for the type of investments the Fund targets. As a result, the Fund will value these securities at fair value based on relevant information compiled by the Adviser and third-party pricing services (when available), and with oversight conducted by the Board. The values of the Fund’s investments are often not readily determinable.

The determination of market value or fair value and, consequently, the amount of unrealized gains and losses in the Fund’s portfolio, are to a certain degree subjective and dependent on a valuation process conducted by the Adviser and overseen by the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time, especially during periods of elevated market volatility, and may be based on estimates, the Adviser’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Furthermore, the Fund may not obtain third-party valuations for all of its assets. Changes in the fair value of the Fund’s assets directly impact its net income through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the determination of fair value has a material impact on its net income.

While in many cases the Adviser’s determination of the fair value of its assets is based on valuations provided by third-party dealers and pricing services, the Adviser can and does value assets based upon its judgment, and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable, and many or all of the Fund’s CLO investments may trade infrequently and are illiquid. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers and pricing services may claim to furnish valuations only as an accommodation and without special compensation, and they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Adviser. Therefore, conflicts of interest exist because the Adviser is involved in the determination of the fair value of the Fund’s assets.

Market-based inputs are generally the preferred source of values for purposes of measuring the fair value of the Fund’s assets under U.S. GAAP. However, the markets for the Fund’s investments have experienced, and could in the future experience, extreme volatility, reduced transaction volume and liquidity, and disruption as a result of certain events which has made, and could in the future make, it more difficult for the Fund’s Adviser, and for third-party dealers and pricing services that the Fund uses, to rely on market-based inputs in connection with the valuation of its assets under U.S. GAAP. Furthermore, in determining the fair value of the Fund’s assets, the Adviser uses proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, assumptions concerning future prepayment rates, interest rates, default rates and loss severities. These assumptions might be especially difficult to project accurately during periods of economic disruption. The fair value of certain of the Fund’s investments may fluctuate over short periods of time, and the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these investments existed. The fair value of the Fund’s investments has a material impact on its earnings through the recording of unrealized appreciation or depreciation of investments and may cause its Net Asset Value on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. Investors purchasing the Fund’s securities based on an overstated Net Asset Value may pay a higher price than the value of its investments might warrant. Conversely, investors selling shares during a period in which the Net Asset Value understates the value of the Fund’s investments may receive a lower price for their shares than the value of its investments might warrant.

The Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders could be materially adversely affected if the Adviser’s fair value determinations of these assets were materially different from the values that would exist if a ready market existed for these assets.

The lack of liquidity in the Fund’s assets may materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Certain of the assets and other instruments the Fund acquires are not publicly traded. As such, these assets may be subject to legal and other restrictions on resale, transfer, pledge or other disposition, or will otherwise be less liquid than publicly-traded securities. Other assets that the Fund acquires, while publicly traded, have limited liquidity on account of their complexity, turbulent market conditions, or other factors. Illiquid assets typically experience greater price volatility, because a ready market does not exist, and they can be more difficult to value or sell if the need arises. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded its assets. The Fund may also face other restrictions on its ability to liquidate any assets for which the Fund or the Adviser has or could be attributed with material non-public information. Furthermore, assets that are illiquid are more difficult to finance, and to the extent that the Fund finances assets that are or become illiquid, the Fund may lose that financing or have it reduced. If the Fund is unable to sell its assets at favorable prices or at all, it could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund is highly dependent on Ellington’s information systems and those of third-party service providers, and system failures could significantly disrupt the Fund’s business, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s business is highly dependent on Ellington’s communications and information systems and those of third-party service providers. Any failure or interruption of Ellington’s or certain third-party service providers’ systems or cyber-attacks or security breaches of their networks or systems could cause delays or other problems in the Fund’s securities trading activities, could allow unauthorized access for purposes of misappropriating assets, stealing proprietary and confidential information, corrupting data or causing operational disruption, or could prevent the Fund from receiving distributions to which the Fund is entitled, any of which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Computer malware, ransomware, viruses, and computer hacking and phishing attacks have become more prevalent in the financial services industry and may occur on Ellington’s or certain third party service providers’ systems in the future. The Fund relies heavily on Ellington’s financial, accounting and other data processing systems. Financial services institutions have reported breaches of their systems, some of which have been significant, and Ellington has experienced a data breach, which was not material to its or the Fund’s operations. Even with all reasonable security efforts, not every breach can be prevented or even detected. It is possible that Ellington or certain third-party service providers have experienced an undetected breach, and it is likely that other financial institutions have experienced more breaches than have been detected and reported. There is no assurance that the Fund, Ellington, or certain of the third parties that facilitate the Fund’s and Ellington’s business activities, have not or will not experience a breach. It is difficult to determine what, if any, negative impact may directly result from any specific interruption or cyber-attacks or security breaches of Ellington’s networks or systems (or the networks or systems of certain third parties that facilitate the Fund’s and Ellington’s business activities) or any failure to maintain performance, reliability and security of Ellington's or certain third-party service providers’ technical infrastructure, but such computer malware, ransomware, viruses, and computer hacking and phishing attacks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Additionally, operational failures or cyber incidents relating to the Fund's or Ellington’s third-party service providers (or their service providers) may negatively impact the Fund’s business in the future. If a material operational failure or material breach of the information technology systems of its third-party service providers occurs, the Fund could be required to expend significant amounts of money, be delayed in receiving funds (or not receive them at all) or have to expend significant time and resources to respond to these threats or breaches, each of which could materially adversely impact the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

New technologies also continue to develop, including tools that harness generative artificial intelligence and other machine learning techniques (collectively, “AI”). AI is developing at a rapid pace and becoming more accessible. As a result, the use of such new technologies by the Fund, Ellington, and/or the Fund’s third-party service providers can present additional known and unknown risks, including, among others, the risk that confidential information may be stolen, misappropriated or disclosed and the risk that the Fund, Ellington, and/or its third-party service providers may rely on incorrect, unclear or biased outputs generated by such technologies, any of which could have an adverse impact on the Fund and its business. See “—Artificial intelligence and other machine learning techniques could increase competitive, operational, legal and regulatory risks to the Fund’s business in ways that the Fund cannot predict.”

Risks Related to the Fund’s Financing, Hedging, and Derivative Activities

The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral.

The Fund’s ability to fund its operations, meet financial obligations, and finance targeted asset acquisitions may be impacted by an inability to secure and maintain its financing through reverse repurchase agreements or other types of borrowings the Fund may enter into from time to time in the future with its counterparties. Because reverse repurchase agreements are generally short-term transactions, lenders may respond to adverse market conditions by refusing to renew or replace, or making it more difficult for the Fund to renew or replace, the Fund’s maturing short-term borrowings, including imposing more onerous conditions when replacing (“rolling”) such repurchase agreements.

The Fund’s lenders are primarily large global financial institutions, with exposures both to global financial markets and to more localized conditions. In addition to borrowing from large banks, the Fund may also borrow from smaller non-bank financial institutions. Whether because of a global or local financial crisis or other circumstances, such as if one or more of the Fund’s lenders experiences severe financial difficulties, they or other lenders could become unwilling or unable to provide the Fund with financing, could increase the haircut required for such financing, or could increase the costs of that financing.

Moreover, the Fund is currently party to short-term borrowings (in the form of reverse repurchase agreements) and there can be no assurance that the Fund will be able to roll these borrowings as they mature on a continuous basis and it may be more difficult for the Fund to obtain debt financing on favorable terms, or at all. If the Fund is not able to renew the Fund’s existing reverse repurchase agreements or other types of borrowings the Fund may enter into from time to time or arrange for new financing on terms acceptable to the Fund, or if the Fund defaults on its financial covenants, is otherwise unable to access funds under its financing arrangements, or is required to post more collateral or face larger haircuts, the Fund may have to dispose of assets at significantly depressed prices and at inopportune times, which could cause significant losses, and may also force the Fund to curtail its asset acquisition activities. Similarly, if the Fund were to move a financing from one counterparty to another that was subject to a larger haircut, the Fund would have to repay more cash to the original counterparty than the Fund would be able to borrow from the new counterparty. To the extent that the Fund might be compelled to liquidate certain assets to repay debts, its compliance with the RIC asset tests, income tests, and distribution and other requirements could be negatively affected, which could jeopardize its qualification as a RIC. See “—The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.” Any such forced liquidations could also materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

In addition, if there is a contraction in the overall availability of financing for the Fund’s assets, including if the regulatory capital requirements imposed on its lenders change or its shareholders’ equity decreases to levels that make the Fund a less attractive financing counterparty, its lenders may significantly increase the cost of the financing that they provide to the Fund, increase the amounts of collateral they require as a condition to providing the Fund with financing, or even cease providing it with financing. The Fund’s lenders also have revised, and may continue to revise, their eligibility requirements for the types of assets that they are willing to finance or the terms of such financing arrangements, including increased haircuts and requiring additional cash collateral, based on, among other factors, the regulatory environment and their management of actual and perceived risk, particularly with respect to assignee liability.

Moreover, the amount of financing that the Fund receives under its financing agreements will be directly related to its lenders’ valuation of the financed assets subject to such agreements. Typically, the master repurchase agreements that govern the Fund’s borrowings under reverse repurchase agreements grant the lender the right to reevaluate the value of the financed assets subject to such reverse repurchase agreements at any time. If a lender determines that the net decrease in the value of the portfolio of financed assets is greater in magnitude than any applicable threshold, it will generally initiate a margin call. In such cases, a lender’s valuations of the financed assets may be different than the values that the Fund ascribes to these assets and may be influenced by recent asset sales at distressed levels by forced sellers. A valid margin call requires the Fund to transfer cash or additional qualifying collateral to a lender or to repay a portion of the outstanding borrowings. If the Fund were to dispute the validity of a margin call from a lender under one of its reverse repurchase agreements and refuse to deliver margin collateral as a result, a lender could still send the Fund a notice of default. In this situation, such lender will have possession of the financed assets, and might still decide to exercise its contractual remedies, despite the margin dispute. In the event of the Fund’s default, its lenders or derivative counterparties can accelerate its indebtedness, terminate its derivative contracts (potentially on unfavorable terms requiring additional payments, including additional fees and costs), increase its borrowing rates, liquidate its collateral, and terminate its ability to borrow. In certain cases, a default on one reverse repurchase agreement or derivative agreement (whether caused by a failure to satisfy margin calls or another event of default) can trigger “cross defaults” on other such agreements. Similarly, if the market value of the Fund’s derivative contracts with a derivative counterparty declines in value, the Fund generally will be subject to a margin call by the derivative counterparty.

Significant margin calls and/or increased reverse repurchase agreement haircuts could have a material adverse effect on the Fund’s results of operations, financial condition, business, liquidity, and ability to make distributions to its shareholders, and could cause the value of its common shares to decline. During March and April of 2020,the Fund observed that many of its financing agreement counterparties assigned lower valuations to certain of its assets, resulting in the Fund having to pay cash to satisfy margin calls, which were higher than historical levels. In addition, during March and April of 2020 the Fund also experienced an increase in haircuts on reverse repurchase agreements that the Fund rolled. A sufficiently deep and/or rapid increase in margin calls or haircuts would have an adverse impact on the Fund’s liquidity. The Fund may have to sell assets at disadvantageous times or prices to meet such obligations.

Consequently, depending on market conditions at the relevant time, the Fund may have to rely on additional equity issuances to meet its capital and financing needs, which may be dilutive to its shareholders, or the Fund may have to rely on less efficient forms of debt financing that consume a larger portion of its cash flow from operations, thereby reducing funds available for its operations, future business opportunities, cash distributions to its shareholders, and other purposes. There can be no assurance that the Fund will have access to such equity or debt capital on favorable terms (including, without limitation, cost and term) at the desired times, or at all, which may cause the Fund to curtail its asset acquisition activities and/or dispose of assets, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders, or in the worst case, cause its insolvency.

The Fund uses financial leverage in executing its business strategy, which may adversely affect the return on its assets and may reduce cash available for distribution to its shareholders, as well as increase losses when economic conditions are unfavorable.

The Fund uses borrowed money to fund many of its investment activities and to enhance its financial returns. These borrowings include short-term reverse repurchase agreements to finance its CLO assets, and may also include credit facilities, including term loans and revolving credit facilities, derivative transactions, issuance of preferred shares and issuance of debt securities, each in significant amounts and on terms that the Adviser and the Board deem appropriate, subject to applicable limitations under the 1940 Act. Such financings may be used for the acquisition and maintenance of its investments, to pay fees and expenses, and for other purposes. Such leverage may be secured or unsecured. Any such leverage is in addition to leverage embedded or inherent in the CLO structures or derivative instruments in which the Fund may invest.

Through the use of leverage, the Fund may acquire positions with market exposure significantly greater than the amount of equity capital committed to the transaction. Leverage can enhance the Fund’s potential returns but can also exacerbate losses. Even if an asset increases in value, if the asset fails to earn a return that equals or exceeds its cost of borrowing, the leverage will diminish the Fund’s returns. Leverage also increases the risk of the Fund’s being forced to swiftly liquidate its assets. See “—The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral.”

Since financial leverage increases the amount of the Fund’s assets without a corresponding increase in the Fund’s common equity, any event that adversely affects the Fund’s assets would have an amplified effect on the Fund’s common shares to the extent that leverage is utilized. For instance, any decrease in the yield of the Fund’s assets would cause the Fund’s net interest income to decline more sharply than it would have had the Fund not borrowed. Such a decline could also negatively affect the Fund’s ability to make distributions and other payments to its securityholders. Similarly, the more leverage that the Fund employs, the more likely a substantial change will occur in the Fund’s Net Asset Value. The Fund’s expected use of leverage is generally considered to be a speculative investment technique. Its ability to service any debt that the Fund incurs will depend largely on its financial performance and will be subject to prevailing economic conditions and competitive pressures. In a market that moves adversely to the Fund’s assets, the use of leverage would be expected to result in a loss that would be greater than if the Fund’s assets were not leveraged.

The Fund intends to operate as a fully compliant derivatives fund under the Derivatives Rule, including treating reverse repurchase agreement borrowings as derivatives transactions and implementing a Derivatives Risk Management Program. By electing to operate under the full derivatives framework rather than qualifying as a “limited derivatives user,” under the Derivatives Rule, the Fund will be permitted to take on a significantly higher level of leverage through the use of derivatives and reverse repurchase agreement transactions than would be allowed for a limited derivatives user. This increased leverage may amplify both potential gains and losses, subjecting the Fund to greater volatility and market risk. While the Fund’s Derivatives Risk Management Program will include oversight and certain limits, leveraging the fund to a higher degree increases the potential for significant losses during periods of market stress or when asset prices move against its investments. Furthermore, any breach of its leverage or risk limits could result in forced portfolio adjustments, liquidity constraints, or regulatory scrutiny. See “Summary—Financing and Hedging Strategy—Derivative Transactions” and “—The Fund is subject to the risk of legislative and regulatory changes impacting its business or the markets in which the Fund invests.”

Additionally, if the Fund’s asset coverage declines below 300% (or 200%, as applicable), the Fund would not be able to declare dividends, incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of its investments to repay some debt or redeem shares of preferred shares when it is disadvantageous to do so. As such, the Fund might not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that the Fund employs will depend on the Adviser’s and its Board’s assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that the Fund will be able to obtain credit at all or on terms acceptable to the Fund.

In addition, any debt facility into which the Fund may enter would likely impose financial and operating covenants that restrict its business activities, including limitations that could hinder its ability to finance additional loans and investments or to make the distributions required to maintain its qualification as a RIC.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on the Fund’s Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding return to common shareholder(1)	(17.72)%	(10.22)%	(2.72)%	4.78%	12.28%

(1)	Assumes that the Fund incurs leverage in an amount equal to 33.3% of its total assets (as determined immediately after the leverage is incurred) and a projected annual rate of interest on the borrowings of 5.44%.

Based on the Fund’s assumed leverage described above, its investment portfolio would have been required to experience an annual return of at least 1.81% to cover interest payments on its assumed indebtedness.

Regulations governing the Fund’s operation as a registered closed-end management investment company, including the asset coverage ratio requirements under the 1940 Act, affect the Fund’s ability to issue debt or preferred equity. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage.

The Fund may in the future issue debt securities or preferred shares and/or borrow money from banks or other financial institutions, which the Fund refers to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of its gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue preferred shares so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of its gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of its outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of its assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s leverage, repay a portion of its indebtedness or redeem outstanding preferred shares or debt, in each case at a time when doing so may be disadvantageous. Also, any amounts that the Fund uses to service its indebtedness or preferred dividends would not be available for distributions to its common shareholders. Furthermore, as a result of issuing senior securities, the Fund would also be exposed to typical risks associated with leverage, including an increased risk of loss. If the Fund issues preferred shares, the preferred shares would rank “senior” to common shares in its capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of its common shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might otherwise provide a premium price to holders of the Fund’s common shares or otherwise be in the Fund’s common shareholders’ best interest.

The Fund is not generally able to issue and sell its common shares at a price below its net asset value per common share, other than in connection with a rights offering to its existing shareholders. The Fund may, however, sell its common shares at a price below the then-current net asset value per common share if its Board determines that such sale is in the Fund’s and its shareholders’ best interests, and the Fund’s shareholders approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of its Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing more common shares, then the percentage ownership of its shareholders at that time will decrease, and existing shareholders may experience dilution.

The Fund’s rights under reverse repurchase agreements are subject to the effects of the bankruptcy laws in the event of the bankruptcy or insolvency of the Fund or its lenders.

In the event of the Fund’s insolvency or bankruptcy, certain reverse repurchase agreements may qualify for special treatment under the U.S. Bankruptcy Code, the effect of which, among other things, would be to allow the lender to avoid the automatic stay provisions of the U.S. Bankruptcy Code and to foreclose on and/or liquidate the collateral pledged under such agreements without delay. In the event of the insolvency or bankruptcy of a lender during the term of a reverse repurchase agreement, the lender may be permitted, under applicable insolvency laws, to repudiate the contract, and the Fund’s claim against the lender for damages may be treated simply as an unsecured claim. In addition, if the lender is a broker or dealer subject to the Securities Investor Protection Act of 1970, or an insured depository institution subject to the Federal Deposit Insurance Act, the Fund’s ability to exercise its rights to recover its securities under a reverse repurchase agreement or to be compensated for any damages resulting from the lenders' insolvency may be further limited by those statutes. These claims would be subject to significant delay and costs to the Fund and, if and when received, may be substantially less than the damages the Fund actually incurs.

The Fund’s hedging against changes in corporate credit risks, interest rates, and other risks, which could materially adversely affect the Fund’s business, financial condition and results of operations and its ability to pay dividends to its shareholders.

Subject to maintaining its qualification as a RIC, the Fund may pursue various hedging strategies to seek to reduce its exposure to adverse changes in corporate credit spreads and corporate credit default rates (collectively, “corporate credit risks”) and interest rates. The Fund’s hedging activity is expected to vary in scope based on the level and volatility of corporate credit spreads and interest rates, the relative cost of protection against credit defaults, the types of CLO investments held, and other changing market conditions. Hedging may fail to protect or could adversely affect the Fund because, among other things:

●	hedging of corporate credit risks and interest rates can be expensive, particularly during periods of higher and volatile credit spreads and interest rates;

●	available corporate credit risk and interest rate hedges may not correspond directly, or be correlated in the manner desired with, the credit risk and interest rate risk for which protection is sought;

●	many hedges are structured as over-the-counter contracts with counterparties whose creditworthiness is not guaranteed, raising the possibility that the hedging counterparty may default on their obligations;

●	to the extent that the creditworthiness of a hedging counterparty deteriorates, it may be difficult or impossible to terminate or assign any hedging transactions with such counterparty to another counterparty;

●	the value of derivatives used for hedging may be adjusted from time to time in accordance with accounting rules to reflect changes in market value and/or fair value. Downward adjustments (“mark-to-market losses”) would reduce the Fund’s earnings and its shareholders' equity;

●	the Fund may fail to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the assets in the portfolio being hedged;

●	the Adviser may fail to recalculate, re-adjust, and execute hedges in an efficient and timely manner; and

●	the hedging transactions may actually result in poorer overall performance for the Fund than if it had not engaged in the hedging transactions.

For these and other reasons, the Fund’s hedging activity could materially adversely affect its business, financial condition and results of operations, its ability to pay dividends to its shareholders, and its ability to maintain its qualification as a RIC.

Hedging instruments and other derivatives, including some credit default swaps, may not, in many cases, be traded on exchanges, or may not be guaranteed or regulated by any U.S. or foreign governmental authority and involve risks and costs that could result in material losses.

Hedging instruments and other derivatives, including certain types of credit default swaps, involve risk because they may not, in many cases, be traded on exchanges or cleared on a CCP (as defined below). Consequently, for these instruments there may be less stringent requirements with respect to record keeping and compliance with applicable statutory and regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. The Adviser is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. Furthermore, the Adviser has only a limited internal credit function to evaluate the creditworthiness of its counterparties, mainly relying on its experience with such counterparties and/or their general reputation as participants in these markets. Under the terms of many of the Fund’s derivatives transaction contracts, the business failure of a derivatives transaction counterparty with whom the Fund enters into a derivatives transaction will most likely result in a default under the governing agreement. Default by a party with whom the Fund enters into a derivatives transaction may result in losses and may force the Fund to re-initiate similar derivatives transactions with other counterparties at the then-prevailing market levels. Generally, the Fund will seek to reserve the right to terminate its derivatives transactions upon a counterparty’s insolvency, but absent an actual insolvency, the Fund may not be able to terminate a derivatives transaction without the consent of the derivatives transaction counterparty, and the Fund may not be able to assign or otherwise dispose of a derivatives transaction to another counterparty without the consent of both the original derivatives counterparty and the potential assignee. If the Fund terminates a derivatives transaction, the Fund may not be able to enter into a replacement contract in order to cover its risk. There can be no assurance that a liquid secondary market will exist for derivatives transactions purchased or sold, and therefore the Fund may be required to maintain any derivatives transaction until exercise or expiration, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders. In this regard, the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives to meet the liquidity demands that derivatives can create to make payments of margin, collateral or settlement payments to counterparties. See “—The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral.”

In addition, some portion of the Fund’s derivatives transactions may be cleared through a central counterparty clearinghouse (“CCP”), which the Fund accesses through a futures commission merchant (“FCM”). The Fund’s futures positions also are cleared with a CCP through an FCM. If an FCM that holds the Fund’s futures or cleared derivatives account were to become insolvent, the CCP will make an effort to move the Fund’s futures and cleared derivatives positions to an alternate FCM, though it is possible that no alternate FCM could be found to accept the Fund’s positions, which could result in a total cancellation of its positions in the account; in such a case, if the Fund wished to reinstate such positions, the Fund would have to re-initiate such positions with an alternate FCM. In addition, in the case of both futures and cleared derivatives, there could be knock-on effects of the Fund’s FCM’s insolvency, such as the failure of co-customers of the FCM or other FCMs of the same CCP. In such cases, there could be a shortfall in the funds available to the CCP due to such additional insolvencies and/or exhaustion of the CCP's guaranty fund that could lead to total loss of the Fund’s positions in the FCM account. Finally, the Fund faces a risk of loss (including total cancellation) of positions in the account in the event of fraud by its FCM or other FCMs of the CCP, where ordinary course remedies would not apply.

Using derivatives also subjects the Fund to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

The U.S. Commodity Futures Trading Commission (“CFTC”) and certain commodity exchanges have established limits referred to as speculative position limits or position limits on the maximum net long or net short position which any person or group of persons may hold or control in particular futures and options. Limits on trading in options contracts also have been established by the various options exchanges. It is possible that trading decisions may have to be modified and that positions held may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could materially adversely affect the Fund’s business, financial condition and results of operations and its ability to pay dividends to its shareholders.

The Fund’s use of derivatives may expose it to counterparty risk.

The Fund may enter into derivatives transactions that have not been cleared by a CCP. If a derivative counterparty cannot perform under the terms of the derivative contract, the Fund would not receive payments due under that agreement, the Fund may lose any unrealized gain associated with the derivative, and, in the case of a derivative used as a hedging instrument, the asset or liability being hedged would cease to be hedged by such instrument. If a derivative counterparty becomes insolvent or files for bankruptcy, the Fund may also be at risk for any collateral the Fund has pledged to such counterparty to secure its obligations under derivative contracts, and the Fund may incur significant costs in attempting to recover such collateral.

The Fund engages in short selling transactions, which may subject it to additional risks.

Certain of the Fund’s hedging transactions, and occasionally its investment transactions, may be short sales or short positions. Short selling may involve selling securities that are not owned and typically borrowing the same securities for delivery to the purchaser, with an obligation to repurchase the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale may create the risk of an unlimited loss, in that the price of the underlying security might theoretically increase without limit, thus increasing the cost of repurchasing the securities. There can be no assurance that securities sold short will be available for repurchase or borrowing. Market conditions, including lower liquidity in certain asset classes and derivatives, and increased short sale restrictions imposed by regulators during periods of financial stress, could limit the Fund’s ability to execute or maintain short positions effectively.

Repurchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby exacerbating the loss, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s investments that are denominated in foreign currencies, domiciled outside the U.S., or that involve non-U.S. assets are subject to risks associated with non-U.S. investing, including in some cases foreign currency risk, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s investments that are denominated in foreign currencies subject the Fund to foreign currency risk arising from fluctuations in exchange rates between such foreign currencies and the U.S. dollar. While the Fund currently attempts to hedge the vast majority of its foreign currency exposure, it may not always choose to hedge such exposure, or it may not be able to hedge such exposure. To the extent that the Fund is exposed to foreign currency risk, changes in exchange rates of such foreign currencies to the U.S. dollar could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Further, the Fund also invests in CLOs that hold non-U.S. assets, and the Fund expect that many of the CLO issuers in which it invests will be domiciled outside the United States. Investing directly or indirectly in non-U.S. issuers may expose the Fund to additional risks, including political and social instability, expropriation, imposition of foreign taxes, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, the Fund, and the CLOs in which the Fund invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Other Business Risks

The Fund may change its current certain operating policies, investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies without notice or shareholder consent, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Other than a modification or waiver that would be deemed to be fundamental, the Board will have the authority to modify or waive its current operating policies, investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies at any time without notice to or consent from its shareholders. As a result, the types or mix of assets, liabilities, or hedging transactions in the Fund’s portfolio may be different from, and possibly riskier than, the types or mix of assets, liabilities, and hedging transactions that the Fund has historically held, or that are otherwise described in this report. A change in the Fund’s strategy may increase its exposure to corporate credit asset values, credit spreads, interest rates, and other factors. Changes in the Fund’s investment strategy may also affect its ability to qualify as a RIC or cause the Fund to determine that it is not in the best interests of the Fund and its shareholders for it to continue to qualify as a RIC. The Fund’s Board determines its investment guidelines and its operational policies, and may amend or revise the Fund’s policies, including those with respect to its acquisitions, growth, operations, indebtedness, capitalization, and dividends or approve transactions that deviate from these policies without a vote of, or notice to, its shareholders. The Fund cannot predict the effect of any changes to its current operating policies, its investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies and any such changes could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund operates in a highly competitive market.

The Fund’s profitability depends, in large part, on its ability to acquire targeted assets at favorable prices. The Fund competes with a number of entities when acquiring its targeted assets, including other registered closed-end funds, public and private funds, investment banks, business development companies, hedge funds, private credit funds, structured credit funds, distressed debt funds, and mezzanine funds. Many of the Fund’s competitors are substantially larger and have considerably more favorable access to capital and other resources than the Fund does. Furthermore, new companies with significant amounts of capital have been formed or have raised additional capital, and may continue to be formed and raise additional capital in the future, and these companies may have objectives that overlap with the Fund’s, which may create competition for assets the Fund wishes to acquire. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of assets to acquire or pay higher prices than the Fund can. The Fund also may have different operating constraints from those of its competitors including, among others, (i) tax-, legal-, or accounting-driven constraints such as those arising from its qualification as a RIC, including asset diversification and distribution requirements, (ii) restraints imposed on the Fund by the 1940 Act as a registered closed-end fund and (iii) restraints and additional costs arising from the Fund’s status as a public company. Furthermore, competition for assets in the Fund’s targeted asset classes may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. The competitive pressures the Fund faces could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

An increase in interest rates may cause a decrease in the issuance volumes of certain of the Fund’s targeted assets, which could adversely affect its ability to acquire targeted assets that satisfy its investment objectives and to generate income and pay dividends.

Rising interest rates generally reduce the demand for corporate loans due to the higher cost of borrowing. A reduction in the volume of corporate loans originated may affect the volume of targeted assets available to the Fund, which could adversely affect the Fund’s ability to acquire assets that satisfy its investment objectives. If rising interest rates cause the Fund to be unable to acquire a sufficient volume of the Fund’s targeted assets with a yield that is above its borrowing cost, the Fund’s ability to satisfy its investment objectives and to generate income and pay dividends to its shareholders may be materially and adversely affected.

The Fund’s ability to pay dividends will depend on its operating results, its financial condition and other factors, and the Fund may not be able to pay dividends at a fixed rate or at all under certain circumstances.

The Fund intends to pay dividends to its shareholders in amounts such that the Fund distribute all or substantially all of each year's taxable income (subject to certain adjustments). This distribution policy will enable the Fund to avoid being subject to U.S. federal income tax on its RIC taxable income that the Fund distribute to its shareholders. However, the Fund’s ability to pay dividends will depend on its earnings, its financial condition and such other factors as its Board may deem relevant from time to time. The Fund will declare and pay dividends only to the extent approved by its Board.

Risks Related to the Fund’s Relationship with the Adviser and Ellington

There are risks and conflicts of interests associated with the Performance Fee the Fund is obligated to pay the Adviser.

In addition to its Base Management Fee, the Adviser is entitled to receive the Performance Fee based, in large part, upon its achievement of targeted levels of Pre-Performance Fee Net Investment Income. The Performance Fee payable to the Adviser is based on the Fund’s Pre-Performance Fee Net Investment Income, without considering any realized or unrealized gains or losses on its investments. As a result, (i) for quarters in which a Performance Fee is payable, such Performance Fee will exceed 17.5% of the Fund’s GAAP net income if the Fund generated net realized and unrealized losses on its investments during such quarter, (ii) the Adviser could earn a Performance Fee for fiscal quarters during which the Fund generates a GAAP net loss, and (iii) the Adviser might be incentivized to manage the Fund’s portfolio using higher risk assets, using assets with deferred interest features, or using more financial leverage through indebtedness, to generate more income than would be the case if there were no Performance Fee, both of which could result in higher investment losses, especially during economic downturns.

The Performance Fee is calculated quarterly, treating each quarter in isolation. As a result, the Hurdle Amount does not accumulate from quarter to quarter, and decreases in the Fund’s Net Asset Value of Common Equity, such as those due to unrealized losses, will reduce the Hurdle Amount, potentially making it easier for the Adviser to earn a Performance Fee. The Fund will not have the ability to claw back, delay, or adjust the payment of any Performance Fee based on financial results in prior or subsequent quarters. In addition, over a series of quarters, if the Fund’s Pre-Performance Fee Net Investment Income is positive in some quarters but negative in others, it is likely, when viewing the series of quarters as a whole, for the aggregate Performance Fee payable to the Adviser to exceed 17.5% of its aggregate Pre-Performance Fee Net Investment Income.

There is also a conflict of interest related to management’s involvement in many accounting determinations (including but not limited to valuations, which affect the calculation of the Hurdle Amount, and calculations of interest income) that can affect the Fund’s Performance Fee.

Finally, because the Hurdle Rate does not float with overall interest rates, an increase in interest rates will likely make it easier for Pre-Performance Fee Net Investment Income to exceed the Hurdle Amount. The Performance Fee Catch-Up feature (which provides that if the Fund’s Pre-Performance Fee Net Investment Income for a quarter exceeds the Hurdle Amount for such quarter but is less than or equal to 121.21% of the Hurdle Amount, then 100% of the portion of the Fund’s Pre-Performance Fee Net Investment Income that exceeds the Hurdle Amount is payable to the Adviser with respect to such quarter) may also cause the Fund’s Adviser to capture a disproportionate share of any increase in the Fund’s investment income resulting from higher interest rates.

The Fund is dependent on the Adviser and certain key personnel of Ellington that are provided to the Fund through the Adviser and may not find a suitable replacement if the Adviser terminates the Investment Advisory Agreement or such key personnel are no longer available to the Fund.

The Fund does not have any employees of its own. The Fund’s officers are employees of Ellington or one or more of its affiliates. The Fund has no separate facilities and are completely reliant on the Adviser, which has significant discretion as to the implementation of its operating policies and execution of its business strategies and risk management practices. The Fund also depends on the Adviser’s access to the professionals of Ellington as well as information and deal flow generated by Ellington. The employees of Ellington identify, evaluate, negotiate, structure, close, and monitor the Fund’s portfolio. The departure of any of the senior officers of the Adviser, or of a significant number of investment professionals of Ellington or the inability of such personnel to perform their duties due to acts of God, pandemics such as the COVID-19 pandemic, war or other geopolitical conflict, terrorism, elevated inflation, high energy costs, social unrest, or civil disturbances, could have a material adverse effect on the Fund’s ability to achieve its objectives. The Fund can offer no assurance that the Adviser will remain investment adviser or that the Fund will continue to have access to the Adviser’s senior management. The Fund is subject to the risk that the Adviser will terminate the Investment Advisory Agreement or that the Fund may deem it necessary to terminate the Investment Advisory Agreement or prevent certain individuals from performing services for the Fund and that no suitable replacement will be found to manage the Fund.

There are risks and conflicts of interests associated with the Base Management Fee the Fund is obligated to pay the Adviser.

The Fund pays the Adviser a Base Management Fee based on the Fund’s Net Asset Value, regardless of the performance of the Fund’s portfolio. The Adviser's entitlement to such non-performance-based compensation might reduce its incentive to devote the time and effort of its professionals to seeking profitable opportunities for the Fund’s portfolio, which could result in worse performance for the Fund’s portfolio and could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders. Furthermore, the participation of the Adviser (including the Adviser’s investment professionals) in the Fund’s valuation process, and the financial interest of the Fund’s interested trustees in the Adviser, creates a conflict of interest as the Base Management Fee payable to the Adviser is based, in part, on the Fund’s Net Asset Value.

The Board has approved a very broad investment strategy and will generally not review or approve the decisions made by the Adviser to acquire, dispose of, or otherwise manage an asset.

The Adviser is authorized to follow a very broad strategy in pursuing the Fund’s investment objectives. While the Fund’s Board periodically reviews the Fund’s investment strategy and the Adviser’s portfolio and asset-management decisions, it generally does not review the Fund’s proposed acquisitions, dispositions, and other management decisions. In addition, in conducting periodic reviews, the Board relies primarily on information provided to them by the Adviser. Furthermore, the Adviser may arrange for the Fund to use complex strategies or to enter into complex transactions that may be difficult or impossible to unwind by the time they are reviewed by the Board. The Adviser has great latitude in determining the types of assets it may decide are proper for the Fund to acquire, and in connection with other decisions with respect to the management of those assets. Poor decisions could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund competes with Ellington’s other accounts for access to Ellington and for opportunities to acquire assets.

Ellington has sponsored and/or currently manages accounts with a focus that overlaps with the Fund’s investment focus and expects to continue to do so in the future. Ellington is not restricted in any way from sponsoring or accepting capital from new accounts, even for investing in asset classes or strategies that are similar to, or overlapping with, the Fund’s asset classes or strategies. Therefore, the Fund competes for access to the benefits that its relationship with the Adviser and Ellington provides the Fund. For the same reasons, the personnel of Ellington and the Adviser may be unable to dedicate a substantial portion of their time to managing the Fund’s assets.

Further, to the extent that the Fund’s targeted assets are also targeted assets of other Ellington accounts, the Fund will compete with those accounts for opportunities to acquire assets. Ellington has no duty to allocate such opportunities in a manner that preferentially favors the Fund. Ellington makes available to the Fund all opportunities to acquire assets that it determines, in its reasonable and good faith judgment, based on the Fund’s objectives, policies and strategies, and other relevant factors, are appropriate for the Fund in accordance with Ellington’s written investment allocation policy, it being understood that the Fund might not participate in each such opportunity, but will equitably participate with Ellington's other accounts in such opportunities on an overall basis.

Since many of the Fund’s targeted assets are typically available only in specified quantities and are also targeted assets for other Ellington accounts, Ellington often is not able to buy as much of any asset or group of assets as would be required to satisfy the needs of all of Ellington’s accounts. In these cases, Ellington's investment allocation procedures and policies typically allocate such assets to multiple accounts in proportion to their needs and available capital. As part of these policies, accounts that are in a “start-up” or “ramp-up” phase may get allocations above their proportion of available capital, which could work to the Fund’s disadvantage, particularly because there are no limitations surrounding Ellington's ability to create new accounts. In addition, the policies permit departure from proportional allocations under certain circumstances, for example when such allocation would result in an inefficiently small amount of the security or assets being purchased for an account, which may also result in the Fund not participating in certain allocations.

There are other conflicts of interest in the Fund’s relationships with the Adviser and Ellington, which could result in decisions that are not in the best interests of the Fund’s shareholders.

The Fund is subject to conflicts of interest arising out of its relationship with Ellington and the Adviser. Certain of the Fund’s executive officers and trustees are employees of Ellington or one or more of its affiliates. As a result, the Adviser and its officers may have conflicts between their duties to the Fund and their duties to, and interests in, Ellington or the Adviser. For example, Mr. Penn, the Fund’s President and Chief Executive Officer and one of the Fund’s trustees, also serves as the President and Chief Executive Officer of, and as a member of the Board of Directors of, Ellington Financial Inc., and Vice Chairman and Chief Operating Officer of Ellington. Mr. Vranos, one of the Fund’s trustees and one of the Fund’s portfolio managers, also serves as the Co-Chief Investment Officer of Ellington Financial Inc., and Chairman of Ellington. Mr. Borenstein, a managing director at Ellington and one of the Fund’s portfolio managers, Mr. Tecotzky, the Fund’s Executive Vice President, also serves as the Co-Chief Investment Officer of Ellington Financial Inc., and as Vice Chairman of Ellington. Mr. Smernoff, the Fund’s Chief Financial Officer, also serves as the Chief Accounting Officer of Ellington Financial Inc. Mr. Herlihy, the Fund’s Chief Operating Officer, also serves as the Chief Financial Officer of Ellington Financial Inc., and as a Managing Director of Ellington.

The Fund may acquire or sell assets in which Ellington or its affiliates have or may have an interest. Similarly, Ellington or its affiliates may acquire or sell assets in which the Fund has or may have an interest. Although such acquisitions or dispositions may present conflicts of interest, the Fund nonetheless may pursue and consummate such transactions. Additionally, the Fund may engage in transactions directly with Ellington or its affiliates, including the purchase and sale of all or a portion of a portfolio asset.

Acquisitions made for entities with similar objectives may be different from those made on the Fund’s s behalf. Ellington may have economic interests in, or other relationships with, others in whose obligations or securities the Fund may acquire. In particular, such persons may make and/or hold an investment in securities that the Fund acquires that may be pari passu, senior, or junior in ranking to its interest in the securities or in which partners, security holders, officers, directors, agents, or employees of such persons serve on boards of directors or otherwise have ongoing relationships. Each of such ownership and other relationships may result in securities laws restrictions on transactions in such securities and otherwise create conflicts of interest. In such instances, Ellington may, in its sole discretion, make recommendations and decisions regarding such securities for other entities that may be the same as or different from those made with respect to such securities and may take actions (or omit to take actions) in the context of these other economic interests or relationships the consequences of which may be adverse to the Fund’s interests.

In deciding whether to issue additional debt or equity securities, the Fund will rely in part on recommendations made by the Adviser. While such decisions are subject to the approval of the Board, two of the Fund’s trustees are Interested Trustees. Because the Adviser earns Base Management Fees that are based on the total amount of its equity capital, and because the Adviser earns Performance Fees that would be expected to increase should the Fund’s equity capital increase, the Adviser may have an incentive to recommend that the Fund issue additional equity securities. Future offerings of debt securities, which would rank senior to the Fund’s common shares upon liquidation, and future offerings of equity securities which would dilute the common share holdings of its existing shareholders and may be senior to its common shares for the purposes of dividend and liquidating distributions, may adversely affect the market price of the Fund’s common shares.

The officers of the Adviser and its affiliates devote as much time to the Fund as the Adviser deems appropriate; however, these officers may have conflicts in allocating their time and services among the Fund and Ellington and its affiliates' accounts. During times where there are turbulent conditions or distress in the credit markets or other times when the Fund will need focused support and assistance from the Adviser and Ellington employees, other entities that Ellington advises or manages will likewise require greater focus and attention, placing the Adviser and Ellington's resources in high demand. In such situations, the Fund may not receive the necessary support and assistance the Fund requires or would otherwise receive if Ellington or its affiliates did not act as a manager for other entities.

The Fund, directly or through Ellington, may obtain confidential information about the companies or securities in which the Fund has invested or may invest. If the Fund does possess confidential information about such companies or securities, there may be restrictions on its ability to dispose of, increase the amount of, or otherwise take action with respect to the securities of such companies. The Adviser's and Ellington’s management of other accounts could create a conflict of interest to the extent the Adviser or Ellington is aware of material non-public information concerning potential investment decisions. For example, an Ellington affiliate’s membership in a loan syndicate or on a loan borrower’s creditors’ committee could potentially prevent the Adviser from entering into a transaction involving a CLO that holds the related loan. The Fund has implemented compliance procedures and practices designed to ensure that investment decisions are not improperly made while in possession of material non-public information. There can be no assurance, however, that these procedures and practices will be effective. In addition, this conflict and these procedures and practices may limit the freedom of the Adviser to make potentially profitable investments, which could have an adverse effect on the Fund’s operations. These limitations imposed by access to confidential information could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Adviser’s liability is limited under the Investment Advisory Agreement, and the Fund has agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.

Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to the Fund other than to render the services called for under the agreement, and it is not responsible for any action of the Fund’s Board in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to the Fund for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, the Fund has agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.

The Adviser may fail to identify and acquire assets that meet the Fund’s asset criteria or perform its responsibilities under the Investment Advisory Agreement could materially adversely affect the Fund’s business, financial condition and results of operations, its ability to pay dividends to its shareholders, and its ability to maintain its qualification as a RIC.

The Fund’s ability to achieve its objectives depends on the Adviser’s ability to identify and acquire assets that meet the Fund’s asset criteria. Accomplishing the Fund’s objectives is largely a function of the Adviser’s structuring of the Fund’s investment process, its access to financing on acceptable terms, and general market conditions. The Fund’s shareholders do not have input into the investment decisions. All of these factors increase the uncertainty, and thus the risk, of investing in the Fund’s common shares. The senior management team of the Adviser has substantial responsibilities under the Investment Advisory Agreement. In order to implement certain strategies, the Adviser may need to hire, train, supervise, and manage new employees successfully. Any failure to manage the Fund’s future growth effectively could materially adversely affect its business, financial condition and results of operations, its ability to pay dividends to its shareholders and its ability to maintain its qualification as a RIC.

If the Adviser ceases to be the Adviser or one or more of the Adviser's key personnel ceases to provide services to the Fund, the Fund’s lenders and its derivative counterparties may cease doing business with the Fund.

If the Adviser ceases to be the Adviser, including upon the non-renewal of the Investment Advisory Agreement, or if one or more of the Adviser’s key personnel cease to provide services for the Fund, it could constitute an event of default or early termination event under many of the Fund’s reverse repurchase agreement financing and derivative hedging agreements, upon which the relevant counterparties would have the right to terminate their agreements with the Fund. If the Adviser ceases to be the Adviser for any reason, including upon the non-renewal of its Investment Advisory Agreement, and the Fund is unable to obtain or renew financing or enter into or maintain derivative transactions, it could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund does not own the Ellington brand or trademark but may use the brand and trademark as well as its logo pursuant to the terms of a license granted by Ellington.

Ellington has licensed the “Ellington” brand, trademark, and logo to the Fund for so long as the Adviser or another affiliate of Ellington continues to act as its investment adviser. The Fund does not own the brand, trademark, or logo that the Fund will use in its business and may be unable to protect this intellectual property against infringement from third parties. Ellington retains the right to continue using the “Ellington” brand and trademark. The Fund will further be unable to preclude Ellington from licensing or transferring the ownership of the “Ellington” brand and trademark to third parties, some of whom may compete against the Fund. Consequently, the Fund will be unable to prevent any damage to goodwill that may occur as a result of the activities of Ellington or others. Furthermore, in the event the Adviser or another affiliate of Ellington ceases to act as the Fund’s investment adviser, or in the event Ellington terminates the license, the Fund will be required to change its name and trademark. Any of these events could disrupt the Fund’s recognition in the marketplace, damage any goodwill the Fund may have generated, and otherwise harm its business. Finally, the license is a domestic license in the United States only and does not give the Fund any right to use the “Ellington” brand, trademark, and logo overseas even though the Fund expects to use the brand, trademark, and logo overseas. The Fund’s use of the “Ellington” brand, trademark and logo overseas will therefore be unlicensed and could expose the Fund to a claim of infringement.

Risks Related to the Fund’s Common Shares

Common shares of closed-end management investment companies have in the past traded at discounts to their Net Asset Values, for sustained periods of time, and there can be no assurance that the market price of the Fund’s common shares will not decline below the Fund’s net asset value per common share.

Common shares of closed-end management investment companies have in the past traded at discounts to their Net Asset Values and the Fund’s stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that the Fund’s net asset value per common share may decline. The Fund cannot predict whether its common shares will trade above, at, or below its Net Asset Value. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell common shares purchased in an offering soon after such offering. In addition, if the Fund’s common shares trade below its Net Asset Value, the Fund will not be able to sell additional common shares to the public at its market price except (i) in connection with a rights offering to the Fund’s existing shareholders, (ii) with the consent of the majority of the Fund’s shareholders, (iii) upon the conversion of a convertible security in accordance with its terms or (iv) under such circumstances as the SEC may permit.

The Fund’s shareholders may not receive dividends or dividends may not grow over time.

The declaration, amount, nature, and payment of any future dividends on the Fund’s common shares are at the sole discretion of its Board. Under Delaware law, cash dividends on a company’s capital stock may only be paid if, after payment, the company will be able to pay its debts as they become due in the ordinary course of business; and the company’s assets will be greater than its liabilities, plus, unless the charter permits otherwise, the amount that would be needed, if the company were to be dissolved at the time of the distribution, to satisfy the preferential rights upon dissolution of shareholders whose preferential rights on dissolution are superior to those receiving the distribution. Further, even if the Fund is permitted to pay a dividend under Delaware law, the Fund may not have sufficient cash to pay dividends on its common shares. In addition, in order to preserve the Fund’s liquidity, its Board may not declare a dividend at all or declare all or any portion of a dividend to be payable in stock, may delay the record date or payment date for any previously declared, but unpaid, dividend, convert a previously declared, but unpaid, cash dividend on the Fund’s common shares to a dividend paid partially or completely in common shares, or even revoke a declared, but unpaid, dividend.

The Fund’s ability to pay dividends may be impaired if any of the risks described in this prospectus, or any of the Fund’s other periodic or current reports filed with the SEC, were to occur. In addition, payment of dividends depends upon the Fund’s earnings, liquidity, financial condition, the RIC distribution requirements, its financial covenants, and other factors that the Board may deem relevant from time to time. There can be no assurance that the Fund’s business will generate sufficient cash flow from operations or that future borrowings or other capital will be available to the Fund in an amount sufficient to enable the Fund to make distributions on its common shares, to pay its indebtedness, or to fund other liquidity needs. The Board will continue to assess the dividend rate on its common shares on an ongoing basis, as market conditions and its financial position continue to evolve. The Board is under no obligation to declare any dividend distribution. There can be no assurance that the Fund will achieve results that will allow it to pay a specified level of dividends or to increase dividends from one period to the next.

An increase in interest rates may have an adverse effect on the market price of the Fund’s common shares and its ability to pay dividends to its shareholders.

One of the factors that investors may consider in deciding whether to buy or sell the Fund’s common shares is its dividend rate (or expected future dividend rate) as a percentage of its common share price, relative to market interest rates. If market interest rates increase or do not decline from their current levels, prospective investors may demand a higher dividend rate on the Fund’s common shares or seek alternative investments paying higher dividends or interest. There can be no assurance that the Fund will achieve results that will allow it to increase its dividend rate in response to market interest rate increases. As a result, interest rate fluctuations and capital market conditions can affect the market price of the Fund’s common shares independent of the effects such conditions may have on its portfolio. For instance, if interest rates rise without an increase in the Fund’s dividend rate, the market price of its common shares could decrease because potential investors may require a higher dividend yield on its common shares as market rates on interest-bearing instruments such as bonds rise. In addition, to the extent the Fund has variable rate debt, such as its reverse repurchase agreement financing, rising interest rates would result in increased interest expense on this variable rate debt, which might not be offset by increased interest income, and thereby adversely affecting the Fund’s cash flow and its ability to service its indebtedness and pay dividends to its shareholders.

Investing in the Fund’s common shares involves a high degree of risk.

The assets the Fund purchase in accordance with its objectives may result in a higher amount of risk than other alternative asset acquisition options. The assets the Fund acquires may be highly speculative and aggressive and may be subject to a variety of risks, including credit risk, prepayment risk, interest rate risk, and market risk. As a result, an investment in the Fund’s common shares may not be suitable for investors with lower risk tolerance.

If the Fund issues preferred shares, debt securities or convertible debt securities, its net asset value per common share may become more volatile.

The Fund cannot assure shareholders that the issuance of preferred shares and/or debt securities would result in a higher yield or return to the shareholders. The issuance of preferred shares, debt securities and/or convertible debt would likely cause the Fund’s net asset value per common share to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to shareholders would be reduced. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to exceed the net rate of return on the Fund’s portfolio, the use of leverage would result in a lower rate of return to shareholders than if the Fund had not issued the preferred shares or debt securities. Any decline in the value of its investment would be borne entirely by the holders of the Fund’s common shares. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in the Fund's net asset value per common share than if the Fund were not leveraged through the issuance of preferred shares.

There is also a risk that, in the event of a sharp decline in the value of its net assets, the Fund would be in danger of: (i) failing to maintain the required asset coverage ratios which may be required by the preferred shares, debt securities, convertible debt or units, or by the 1940 Act; (ii) a downgrade in the ratings of the preferred shares, debt securities, convertible debt or units, if such instruments were rated; or (iii) the Fund’s current investment income not being sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. If the Fund does not maintain its required asset coverage ratios, the Fund may not be permitted to declare dividends which could violate its distribution requirements and fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In order to counteract such an event, the Fund might need to liquidate investments in order to fund redemption of some or all of the preferred shares, debt securities or convertible debt. In addition, the Fund would pay (and the holders of its common shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, debt securities, convertible debt or any combination of these securities. Holders of preferred shares, debt securities or convertible debt may have different interests than holders of common shares and may, at times, have disproportionate influence over the Fund’s affairs.

Holders of any preferred shares that the Fund may issue would have the right to elect members of the Board and have class voting rights on certain matters.

The 1940 Act requires that holders of shares of preferred shares must be entitled as a class to elect two trustees at all times and to elect a majority of the trustees if dividends on such preferred shares are in arrears by two years or more, until such arrearage is eliminated. In addition, certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares, including changes in fundamental investment restrictions and conversion to open-end status and, accordingly, preferred shareholders could veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of the Fund’s common shares and preferred shares, both by the 1940 Act and by requirements imposed by rating agencies, might impair the Fund’s ability to maintain its tax treatment as a RIC for U.S. federal income tax purposes.

A downgrade, suspension or withdrawal of any future credit rating assigned by a rating agency to the Fund or any future issuances of preferred shares or debt securities, if any, or change in the debt markets could cause the liquidity or market value of the Fund’s preferred shares or debt securities to decline significantly.

Any credit rating to the Fund would be an assessment by rating agencies of the Fund’s ability to pay its debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of any issuances of preferred shares or debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Fund’s preferred shares and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither the Fund nor any underwriter undertakes any obligations to obtain or maintain any credit ratings or to advise holders of its preferred shares or debt securities of any changes in any credit ratings. There can be no assurance that any credit ratings will be assigned to the Fund or remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Fund’s preferred shares and debt securities.

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Fund’s securities to a foreign financial institution (“FFI”), or non-financial foreign entity (“NFFE”) (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under FATCA. This withholding tax may apply to certain payments of interest on the Fund’s debt securities or dividends on its shares unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any of the Fund’s debt securities or shares are held, the holder could be subject to this 30% withholding tax in respect of any interest paid on its debt securities or dividends on its shares. Investors should consult their own tax advisors regarding FATCA and how it may affect an investment in the Fund’s securities.

Risks Related to the Fund’s Organization and Structure

The Fund has a limited prior operating history as a closed-end investment company.

The Fund was recently reorganized as an externally managed, non-diversified, closed-end management investment company with a limited prior operating history as such. As a result, the Fund’s current and historical financial information may not be suitable for evaluating an investment in the Fund as a closed-end management investment company. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of an investment in the Fund could decline substantially or become worthless. As the Fund finalizes the rotation of its investment portfolio out of agency mortgage-backed securities and into CLOs, the Fund could invest some of its capital in temporary investments, including, but not limited to, cash and cash equivalents, which the Fund expects will have returns substantially lower than the returns that the Fund anticipates earning from investments in CLO securities and related investments.

From January 1, 2024 through March 31, 2025, the Fund operated as a C-Corporation and focused on investments in both corporate collateralized loan obligations and agency mortgage-backed securities. Prior to January 1, 2024, the fund operated as a real estate investment trust focusing on agency mortgage-backed securities.

The Fund’s shareholders’ ability to control the Fund’s operations is severely limited.

The Board has approval rights with respect to the Fund’s major strategies, including strategies regarding investments, financing, growth, debt capitalization, compliance with the 1940 Act, RIC qualification and distributions. The Board may amend or revise these and other strategies without a vote of its shareholders, subject to such amendments or revisions not being fundamental.

Certain provisions of the Delaware Statutory Trust Act and the Fund’s Declaration of Trust and Bylaws could deter takeover attempts and have an adverse impact on the price of its common shares.

The Delaware Statutory Trust Act, the Fund’s declaration of trust and its bylaws contain provisions that may have the effect of discouraging a third party from making an acquisition proposal for the Fund. The Control Share Statute is a provision of the Delaware Statutory Trust Act that limits the voting rights of shares held in excess of certain specified thresholds. See “Description of the Fund’s Securities—Certain Aspects of the Delaware Control Share Statute.” In addition, certain provisions in the Declaration of Trust impose limits on the rights of shareholders with respect to bringing claims against or on behalf of the Fund. See “Description of the Fund’s Securities—Anti-Takeover Provisions in the Declaration of Trust.” Further, the Fund’s bylaws contain a provision requiring advance notice of shareholder nominees for trustee.

Notwithstanding the foregoing, through the inclusion of Section 10.10 in the Declaration of Trust, the Fund has categorically exempted all acquisitions of its shares from the application of the Control Share Statute and therefore effectively “opted-out” of the Control Share Statute.

The Fund’s authorized but unissued common and preferred shares may prevent a change in its control.

The Fund’s declaration of trust authorizes the Fund to issue an unlimited number of shares, including common shares and preferred shares. In addition, the Board, without shareholder approval, may classify or reclassify any unissued common shares or preferred shares, may set the preferences, rights and other terms of the classified or reclassified shares and, with respect to the establishment of the terms of such preferred shares, may amend the declaration of trust as they deem necessary or appropriate. As a result, among other things, the Board may establish a class or series of common shares or preferred shares that could delay or prevent a transaction or a change in control of the Fund that might involve a premium price for its common shares or otherwise be in the best interests of its shareholders.

The Fund’s rights and the rights of its shareholders to take action against its trustees and officers or against the Adviser or Ellington are limited, which could limit shareholders’ recourse in the event actions are taken that are not in shareholders’ best interests.

The Fund’s declaration of trust limits the liability of its present and former trustees and officers to the Fund and its shareholders or any other person or entity for money damages other than liability arising from (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his or her position. The Fund’s declaration of trust limits the liability of the Fund’s present and former trustees and officers to the maximum extent permitted under applicable law.

The Fund’s declaration of trust requires the Fund to indemnify each of its present and former trustees and officers against any liabilities and expenses incurred in connection with actions taken by such trustee or officer in those capacities except with respect to any matter as to which he or she has not acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which he or she had reasonable cause to believe that the conduct was unlawful and provided that no trustee or officer shall be indemnified against any liability to any person or entity or any expense of such trustee or officer arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his or her position. Further, no indemnification shall be made unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction that such trustee or officer is entitled to indemnification or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of trustees who are neither “Interested Persons” (as defined in the 1940 Act) of the Trust nor parties to the proceeding, that such trustee or officer is entitled to indemnification, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that such trustee or officer should be entitled to indemnification. The Fund’s declaration of trust requires indemnification of the Fund’s present and former trustees and officers to the maximum extent permitted under applicable law. In addition, the Fund is obligated to pay or reimburse the expenses incurred by its present and former trustees and officers if certain conditions are satisfied.

As a result, the Fund and its shareholders may have more limited rights against its present and former trustees and officers than might otherwise exist absent the current provisions in its declaration of trust or that might exist with other companies, which could limit recourse available to shareholders in the event actions are taken that are not in shareholders’ best interest.

The Fund’s declaration of trust contains provisions that make removal of its trustees difficult, which could make it difficult for its shareholders to effect changes to its management.

The Fund’s declaration of trust provides that, subject to the rights of holders of any series of preferred shares, a trustee may be removed only for cause, and only by action taken by a majority of the remaining Trustees. Vacancies generally may be filled only by a majority of the remaining trustees in office, even if less than a quorum, for the full term of the class of trustees in which the vacancy occurred. These requirements make it more difficult to change the Fund’s management by removing and replacing trustees and may prevent a change in its control that is in the best interests of its shareholders.

The Fund is subject to the risk of legislative and regulatory changes impacting its business or the markets in which the Fund invests.

Legal and regulatory changes. Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations that could adversely affect the Fund may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve and the other Central Banks, other banking regulators, other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States and the countries which they operate in. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the investment team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of an investment in the Fund.

Relief from Registration as Commodity Pool Operator. With respect to the Fund’s operation, the Adviser has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC Rule 4.5, which imposes certain commodity interest trading restrictions on the Fund. These trading restrictions permit the Fund to engage in commodity interest transactions that include: (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and option premiums; and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, (a) the sum of the amount of initial margin and premiums required to establish the Fund’s commodity interest positions would exceed 5% of its liquidation value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest positions would exceed 100% of its liquidation value, after taking into account unrealized profits and unrealized losses on any such positions. In addition to meeting one of the foregoing trading limitations, interests in the Fund may not be marketed as or in a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

In the event the Fund fails to qualify the Adviser for the exclusion, and the Adviser is required to register as a “commodity pool operator” in connection with serving as its investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, its expenses may increase. The Fund currently intends to operate in a manner that would permit the Adviser to continue to claim such exclusion.

Derivative Investments. The derivative investments in which the Fund may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” require certain standardized derivatives to be executed on a regulated market and cleared through a CCP, which may result in increased margin requirements and costs for the Fund. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in the Fund and its counterparties posting higher margin amounts for uncleared derivatives.

The “Derivatives Rule” (i.e., Rule 18f-4 under the 1940 Act) regulates and, in some cases limits, the use of derivatives, reverse repurchase agreements, and certain other transactions by funds registered under the 1940 Act. Unless the Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, the Fund is required to establish a comprehensive Derivatives Risk Management Program, to comply with certain value-at-risk based leverage limits and reporting requirements, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding the Fund’s derivatives positions. Even if the Fund did qualify as a limited derivatives user, the Derivatives Rule would still require the Fund to have policies and procedures to manage its derivatives risk and limit its derivatives exposure. Under the Derivatives Rule, when the Fund trades reverse repurchase agreements or similar financing transactions, the Fund needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating its asset coverage ratio or treat all such transactions as derivatives transactions. The Derivatives Rule also provides special treatment for reverse repurchase agreements and similar financing transactions. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. The Fund has elected to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions.” See “Summary—Financing and Hedging Strategy—Derivative Transactions.”

The SEC also has provided guidance in connection with the Derivatives Rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the Derivatives Rule. Furthermore, under the Derivatives Rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time the Fund enters into such agreement, that the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may increase the cost of the Fund’s investments and cost of doing business.

European Credit Derivatives. Furthermore, the E.U. Regulation No 648/2012 on over the counter (“OTC”) derivatives, central counterparties and trade repositories (also known as the European Market Infrastructure Regulation (“EMIR”), which came into force on 16 August 2012, introduced uniform requirements in respect of OTC derivative transactions by requiring certain “eligible” OTC derivative transactions to be submitted for clearing to regulated central clearing counterparties and by mandating the reporting of certain details of derivative transactions to trade repositories. In addition, EMIR imposes requirements for appropriate procedures and arrangements to measure, monitor and mitigate operational and counterparty credit risk in respect of OTC derivatives contracts which are not subject to mandatory clearing. These requirements include the exchange of margin and, where initial margin is exchanged, its segregation by the parties, including by the Fund. While many of the obligations under EMIR have already come into force, the requirement to submit certain OTC derivative transactions to central clearing counterparties and the margin requirements for non- cleared OTC derivative transactions are subject to a staggered implementation timeline. It is not yet fully clear how the OTC derivatives market will adapt to the new regulatory regime. Accordingly, it is difficult to predict the full impact of EMIR on the Fund, which may include an increase in the overall costs of entering into and maintaining OTC derivative contracts. Prospective investors should be aware that the regulatory changes arising from EMIR and other similar regulations may in due course adversely affect the Fund’s ability to adhere to its hedging policy and achieve its objectives.

Volcker Rule. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund (“covered funds”), which has been broadly defined in a way which could include many CLOs. Although certain CLOs are exempt from “covered fund” status and amendments to the Volcker Rule have eased the ability of CLOs to meet those exemptions, any future changes to the Volcker Rule that further limit banking entities’ ability to invest in CLOs may adversely affect the market value or liquidity of any or all of the investments held by the Fund. It is uncertain how any future changes to the Volcker Rule could impact the Fund.

U.S. Risk Retention. In 2014, pursuant to the Dodd-Frank Act, U.S. federal regulators adopted joint final rules (the “U.S. Risk Retention Rules”) implementing certain credit risk retention requirements which generally require the “securitizer” of an asset-backed security to retain an exposure to certain credit risk in the securitization for a certain period of time. However, in 2018, a federal court of appeals interpreting the credit risk retention requirements in the Dodd-Frank Act held that open market CLO collateral managers are not securitizers subject to the U.S. Risk Retention Rules. Therefore, CLO collateral managers of open market CLOs are not required to hold retained interests in those CLOs, and they may dispose of any retained interest they may hold at any time. This could reduce the alignment of interests between managers and noteholders, including the Fund, potentially influencing management decisions in ways that are adverse to the Fund. See “—The Fund’s CLO investments are exposed to the misalignment of the interests of CLO collateral managers with the interests of CLO investors, such as the Fund.”

EU/UK Risk Retention. Regulators in the European Union (EU) and the United Kingdom (UK) have imposed significant securitization-related regulations (collectively, the “Securitization Regulations”).

Pursuant to the Securitization Regulations, sponsors of CLOs issued in the EU or UK (collectively, “European CLOs”) are required to retain a material net economic interest in such securitizations (“risk retention”), and such sponsors are also subject to various disclosure-related obligations. To the extent that the Securitization Regulations relating to CLO sponsors or managers (including risk retention requirements) are made less stringent or rescinded, the sponsors or managers of European CLOs may have reduced incentives to prioritize the interests of CLO investors, which may increase the risk of poor performance or default because of less careful construction or management of the underlying loan portfolios; this could also limit investor confidence in such CLOs. To the extent that the Securitization Regulations relating to sponsors or managers are made more stringent, sponsors could be dissuaded from sponsoring new European CLOs, which could limit the available supply of such CLOs. Pursuant to the Securitization Regulations, EU-based or UK-based investors purchasing certain securitizations (including CLOs) are required, prior to purchasing interests in such securitizations, to carry out due diligence assessments relating to the credit risks and other material risks of such interests (including verifying that such securitizations comply with risk retention), and such investors are also subject to various monitoring obligations related to the ongoing performance and risks of such interests. To the extent that the Securitization Regulations relating to EU-based or UK-based investors are made more stringent, such investors may be dissuaded from investing in (or maintaining their investments in) CLOs, which could adversely affect the price and liquidity of such CLOs.

European CLOs are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent the Fund invests in CLO securities that have not been structured to comply with the Securitization Regulations, the price and liquidity of such securities may be adversely affected.

The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.

The staff of the SEC (and other regulators, including the European Securities and Markets Authority (“ESMA”)) from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities by the SEC or ESMA, as applicable, could adversely impact the Fund’s ability to implement its investment strategy and/or its ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on the Fund’s shareholders, its financial condition and/or its results of operations. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

The Fund may experience fluctuations in its Net Asset Value and quarterly operating results.

The Fund could experience fluctuations in its Net Asset Value from month to month and in its quarterly operating results due to a number of factors, including the timing of distributions to its shareholders, fluctuations in the value of the CLO securities that the Fund hold, its ability or inability to make investments that meet its investment criteria, the interest and other income earned on its investments, the level of its expenses (including the interest or dividend rate payable on the debt securities or preferred shares the Fund issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, the Fund’s Net Asset Value and results for any period should not be relied upon as being indicative of its Net Asset Value and results in future periods.

U.S. Federal Income Tax Risks

Investment in the Fund has various U.S. federal, state, and local income tax risks.

The Fund strongly urges investors to consult their own tax advisors concerning the effects of U.S. federal, state, and local income tax law on an investment in the Fund’s common shares.

The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.

The U.S. federal income tax laws governing RICs are complex, and interpretations of the U.S. federal income tax laws governing qualification as a RIC are limited. Qualifying as a RIC requires the Fund to meet various tests regarding the nature of its assets, its income and the amount of its distributions on an ongoing basis. The Fund’s ability to satisfy the RIC asset and income tests depends upon the characterization and fair market values of its assets, many of which are not precisely determinable, and for which the Fund may not obtain independent appraisals. The Fund’s compliance with the RIC asset and income tests and the accuracy of its tax reporting to shareholders also depend upon its ability to successfully manage the calculation and composition of its taxable income and its assets on an ongoing basis. Even a technical or inadvertent mistake could jeopardize the Fund’s RIC status. Under certain circumstances, the Fund may be able to cure a failure to meet the RIC asset and income tests if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that it will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, it generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to its shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if it distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to its shareholders. If the Fund fails to qualify or to maintain its qualification as a RIC in any calendar year, it would be required to pay U.S. federal income tax (and any applicable state and local taxes) on its taxable income at regular corporate rates, and dividends paid to its shareholders would not be deductible by the Fund in computing its taxable income (although such dividends received by certain non-corporate U.S. taxpayers generally would be subject to a preferential rate of taxation). Further, if the Fund fails to maintain its qualification as a RIC, it might need to borrow money or sell assets in order to pay any resulting tax. The Fund’s payment of income tax would decrease the amount of its income available for distribution to its shareholders and could adversely affect the value of its common shares. Furthermore, if the Fund fails to maintain its qualification as a RIC, it no longer would be required under U.S. federal tax laws to distribute substantially all of its taxable income to its shareholders.

The Fund’s investments may result in the Fund incurring tax or recognizing taxable income prior to receiving cash distributions related to such income.

The tax implications of the corporate CLOs in which the Fund invests are complex and, in some circumstances, unclear. In particular, the Fund may recognize taxable income on certain of its CLO investments without the concurrent receipt of cash.

The Fund expects that most of its investments in securities will be marked to market for tax purposes pursuant to its election under Section 475(f) of the Code (see “—The Fund has made a mark-to-market election under Section 475(f) of the Code.”), regardless of whether the investments are generating cash flow. For any of the Fund’s investments that are not marked to market for tax purposes, such as certain CLO equity investments, the tax implications of such investments are often complex and, in some circumstances, unclear, which could also cause the Fund to recognize taxable income on such investments without the concurrent receipt of cash. If the Fund holds 10% or more (by vote or value) of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to its pro rata share of the corporation’s “subpart F income” for the tax year (including both ordinary earnings and capital gains). Treasury Regulations generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining its ability to be subject to tax as a RIC if either (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. If the Fund fails to qualify or maintain its qualification for tax treatment as a RIC under Subchapter M of the Code for any reason, the Fund would be required to pay U.S. federal income tax on its taxable income at regular corporate rates, which could substantially reduce the Fund’s net assets, as well as the amount of income available for distributions, and the amount of such distributions, to the Fund’s shareholders and for payments to the holders of the Fund’s other equity securities or obligations. See “—The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.”

Because the annual RIC distribution requirements are based on the RIC’s taxable income as opposed to the cash flow received by the RIC, if the Fund recognizes taxable income on its investments in excess of the cash either received from such investments or otherwise maintained on hand by the Fund, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities to satisfy the RIC distribution requirements. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The Fund has made a mark-to-market election under Section 475(f) of the Code.

The Fund has made an election under Section 475(f) of the Code to mark its securities to market. There are limited authorities under Section 475(f) of the Code as to what constitutes a trader for U.S. federal income tax purposes. Under other sections of the Code, the status of a trader in securities depends on all of the facts and circumstances, including the nature of the income derived from the taxpayer’s activities, the frequency, extent and regularity of the taxpayer's securities transactions, and the taxpayer’s investment intent. There can be no assurance that the Fund will continue to qualify as a trader in securities eligible to make a mark-to-market election. The Fund has not received, nor is it seeking, an opinion from counsel or a ruling from the IRS regarding its qualification as a trader. If the qualification for, or the Fund’s application of, such election were successfully challenged by the IRS, in whole or in part, it could, depending on the circumstances, result in retroactive (or prospective) changes in the amount or timing of recognized gross income, and potentially jeopardize its RIC qualification. If the IRS were to successfully challenge the treatment or timing of recognition of its securities, the Fund could fail to maintain its qualification as a RIC. Finally, mark-to-market gains and losses could cause volatility in the amount of its taxable income. For instance, the mark-to-market election could generate losses in one taxable year that the Fund is unable to use to offset taxable income, followed by mark-to-market gains in a subsequent taxable year that force the Fund to make additional distributions to its shareholders. Hence, the mark-to-market gains and losses could cause the Fund to distribute more dividends to its shareholders in a particular period than would otherwise be desirable from a business perspective.

Complying with RIC requirements may cause the Fund to forgo or liquidate otherwise attractive investments.

To maintain its qualification as a RIC, the Fund must continually satisfy various tests regarding the sources of its income, the nature and diversification of its assets and the amounts it distributes to its shareholders. In order to meet these tests, the Fund may be required to forgo investments it might otherwise make. It may be required to pay dividends to shareholders at disadvantageous times or when it does not have funds readily available for distribution and may be unable to pursue investments that would be otherwise advantageous to the Fund in order to satisfy the source of income or asset diversification requirements for qualifying as a RIC. Thus, compliance with the RIC requirements may hinder the Fund’s investment performance.

General Risk Factors

The Fund, Ellington, or its affiliates may be subject to adverse legislative, regulatory or public policy changes.

At any time, U.S. federal, state, local, or foreign laws or regulations that impact the Fund’s business, or the administrative interpretations of those laws or regulations, may be enacted or amended.

The Fund cannot predict when or if any new law, regulation, or administrative interpretation, or any amendment to or repeal of any existing law, regulation, or administrative interpretation, will be adopted or promulgated or will become effective. Additionally, the adoption or implementation of any new law, regulation, or administrative interpretation, or any revisions in or repeals of these laws, regulations, or administrative interpretations, could cause the Fund to change its portfolio, could constrain its strategy, or increase its costs. The Fund could be adversely affected by any change in or any promulgation of new law, regulation, or administrative interpretation.

In addition, political leaders in the U.S. and certain foreign countries have recently been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate certain existing trade agreements with foreign countries. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the Fund’s performance.

Changes in U.S. federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections and otherwise, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The Fund cannot predict the ultimate impact of the foregoing on it, its business and investments, or the industries in which it invests generally, and any prolonged uncertainty could also have an adverse impact on the Fund and its investment objectives. Future changes may adversely affect the Fund’s operating environment, including through increasing competition, and therefore its business, operating costs, financial condition and results of operations. Further, an extended federal government shutdown resulting from failing to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending, and liquidity of capital markets.

The Fund’s failure to procure adequate funding and capital would adversely affect the Fund’s results and may, in turn, negatively affect the value of its common shares and its ability to pay dividends to its shareholders.

The Fund depends upon the availability of adequate funding and capital for its operations. To maintain its status as a RIC, the Fund is required to distribute to its shareholders at least 90% of its RIC taxable income annually, which generally includes ordinary income (e.g. dividends and interest) and net short-term capital gains. As a result, the Fund is not able to retain much or any of its earnings for new investments. There can be no assurance that any, or sufficient, funding or capital will be available to the Fund in the future on terms that are acceptable to the Fund. The Fund’s access to external capital will depend upon a number of factors, including the market price of its common shares, the market’s perception of its financial condition and potential future earnings, and general market conditions. In the event that the Fund cannot obtain sufficient funding and capital on acceptable terms, there may be a negative impact on the value of its common shares and the Fund’s ability to pay dividends to its shareholders, and shareholders may lose part or all of their investment.

The Fund, Ellington, or its affiliates may be subject to regulatory inquiries and proceedings, or other legal proceedings.

At any time, industry-wide or company-specific regulatory inquiries or proceedings can be initiated, and the Fund cannot predict when or if any such regulatory inquiries or proceedings will be initiated that involve the Fund or Ellington or its affiliates, including the Adviser. The Fund believes that the heightened scrutiny of the financial services industry increases the risk of inquiries and requests from regulatory or enforcement agencies. For example, as discussed under the caption “Investment Objective, Opportunities and Principal Strategies—Legal Proceedings”, over the years, Ellington and its affiliates have received, and the Fund expects in the future that the Fund and they may receive, inquiries and requests for documents and information from various federal, state, and foreign regulators.

The Fund can give no assurances that, whether the result of regulatory inquiries or otherwise, neither the Fund nor Ellington nor its affiliates will become subject to investigations, enforcement actions, fines, penalties or the assertion of private litigation claims. If any such events were to occur, the Fund, or the Adviser's ability to perform its obligations to the Fund under the Investment Advisory Agreement between the Fund and the Adviser, or Ellington's ability to perform its obligations to the Adviser under the services agreement between Ellington and the Adviser, could be materially adversely impacted, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The market for the Fund’s common shares may be limited, and the price and trading volume of its common shares may be volatile.

While the Fund’s common shares are listed on the NYSE, such listing does not provide any assurance as to whether or not the market price reflects its actual financial performance, the liquidity of its stock, a holder's ability to sell its stock and/or at what price such holder could sell its stock. Market prices for the Fund’s common shares may be volatile and subject to wide fluctuations, including as a result of trading volumes. There can be no assurance that the market price of the Fund’s common shares will not fluctuate or decline significantly in the future. Some of the factors that could negatively affect the price of the Fund’s common shares, or result in fluctuations in the price or trading volume of its common shares include:

●	actual or anticipated variations in the Fund’s dividends or operating results;

●	changes in the Fund’s earnings estimates, failure to meet earnings or operating results expectations of public market analysts and investors, or publication of research reports about the Fund or the CLO closed-end fund and/or similar industries;

●	increases in market interest rates that lead purchasers of the Fund’s common shares to demand a higher yield;

●	repurchases and issuances by the Fund of its common shares;

●	passage of legislation, changes in applicable law, court rulings, enforcement actions or other regulatory developments that adversely affect the Fund or its industry;

●	changes in government policies or changes in timing of implementation of government policies;

●	changes in market valuations of similar companies;

●	adverse market reaction to any increased indebtedness the Fund incurs in the future;

●	additions or departures of key management personnel;

●	actions by shareholders;

●	speculation in the press or investment community;

●	adverse changes in global, national, regional and local economic and market conditions, including those relating to pandemics, high unemployment, elevated inflation, volatile interest rates, volatile and/or elevated credit spreads, concerns regarding a recession, geopolitical conflicts, social unrest, or civil disturbances, and concerns regarding leveraged loan defaults and credit losses;

●	the Fund’s inclusion in, or exclusion from, various stock indices;

●	the Fund’s operating performance and the performance of other similar companies; and

●	changes in accounting principles.

Stock markets in general have experienced volatility that has often been unrelated to the operating performance of a particular company. These broad market fluctuations may also adversely affect the market price of the Fund’s common shares.

Future offerings of debt securities, which would rank senior to the Fund’s common shares upon its bankruptcy liquidation, and future offerings of equity securities which could dilute the common share holdings of the Fund’s existing shareholders and may be senior to the Fund’s common shares for the purposes of dividend and liquidating distributions, may adversely affect the market price of the Fund’s common shares.

In the future, the Fund may attempt to increase its capital resources by making offerings of debt securities or additional offerings of equity securities. Upon bankruptcy or liquidation, holders of the Fund’s debt securities and preferred shares, if any, and lenders with respect to other borrowings will receive a distribution of the Fund’s available assets prior to the holders of the Fund’s common shares. The Fund’s preferred shares, if issued, could have a preference on liquidating distributions or a preference on dividend payments or both that could limit the Fund’s ability to pay a dividend or other distribution to the holders of its common shares. Because the Fund’s decision to issue securities in any future offering will depend on market conditions and other factors beyond its control, the Fund cannot predict or estimate the amount, timing or nature of its future offerings. Thus, holders of the Fund’s common shares bear the risk of the Fund’s future offerings reducing the market price of the Fund’s common shares and diluting their holdings in the Fund.

Future sales of the Fund’s common shares or other securities convertible into common shares could cause the market value of the common shares to decline and could result in dilution.

Sales of substantial amounts of the Fund’s common shares or other securities convertible into its common shares could cause the market price of the Fund’s common shares to decrease significantly. The Fund cannot predict the effect, if any, of future sales of its common shares or other securities convertible into its common shares, or the availability of such securities for future sales, on the market price of its common shares. Sales of substantial amounts of the Fund’s common shares or other securities convertible into the Fund’s common shares, or the perception that such sales could occur, may adversely affect prevailing market values for the Fund’s common shares.

Shareholders will experience dilution in their ownership percentage if they do not participate in the dividend reinvestment plan.

All distributions declared in cash payable to shareholders that are participants in the Fund’s dividend reinvestment plan are automatically reinvested in common shares. As a result, shareholders of the Fund that do not participate in its dividend reinvestment plan will experience dilution in their ownership percentage of the Fund’s common shares over time.

The Fund is subject to risks related to corporate social responsibility.

The Fund’s business faces public scrutiny related to environmental, social and governance (“ESG”) activities. The Fund may risk damage to its reputation if the Fund or affiliates of the Adviser are viewed as failing to act responsibly in a number of areas, such as diversity and inclusion, environmental stewardship, support for local communities, corporate governance and transparency and considering ESG factors in the Fund’s investment processes. Some investors have become more focused on ESG factors, including climate risks, in determining whether to invest in companies. However, regional and investor specific sentiment often differ in what constitutes a material positive or negative ESG corporate practice. The Fund’s corporate social responsibility practices will not uniformly fit investors’ definitions, particularly across geographies and investor types, of best practices for ESG considerations. Adverse incidents with respect to ESG activities could impact the cost of the Fund’s operations and relationships with investors, all of which could adversely affect its business and results of operations.

There is a growing regulatory interest across jurisdictions in improving transparency regarding the definition, measurement and disclosure of ESG factors to enable investors to validate and better understand sustainability claims, including an increased regulatory focused on the accuracy of those claims. As a result, the Fund is subject to evolving rules and regulations promulgated by various governmental and self-regulatory organizations, including the SEC, the NYSE and the Financial Accounting Standards Board. These rules continue to expand in scope and complexity, with new requirements potentially increasing compliance challenges and uncertainty. If the Fund is perceived as, or accused of, "greenwashing" or overstating the extent of its sustainability-related practices, such allegations could damage the Fund’s reputation, result in litigation or regulatory actions, and negatively impact its ability to raise capital.

At the same time, so-called “anti-ESG” sentiment has also gained momentum across the U.S., with several states having enacted or proposed “anti-ESG” policies, legislation, or issued related legal opinions. For example, certain states now require that relevant state entities or managers/administrators of state investments make investments based solely on pecuniary factors without consideration of ESG factors or have enacted "boycott bills." If investors subject to such legislation viewed the Fund, its policies, or its practices, as being in contradiction of such “anti-ESG” policies, legislation or legal opinions, such investors may not invest in the Fund, which could negatively affect its financial performance.

If the Fund fails or is perceived to fail to comply with or meet applicable rules, regulations and stakeholder expectations, it could negatively impact the Fund’s reputation and its business results. Further, the Fund’s business could become subject to additional regulations, penalties and/or risks of regulatory scrutiny and enforcement in the future. Moreover, the requirements of various regulations the Fund may become subject to may not be consistent with each other. There can be no assurance that the Fund’s current ESG practices will meet future regulatory requirements, reporting frameworks or best practices, increasing the risk of related enforcement. Compliance with new requirements may lead to increased management burdens and costs.

Climate change has the potential to impact the Fund’s investments.

       Currently, it is not possible to predict how legislation or new regulations that may be adopted to address greenhouse gas emissions will impact the assets underlying the Fund’s investments. However, any such future laws and regulations imposing reporting obligations, limitations on greenhouse gas emissions, or additional taxation of energy use could negatively affect the businesses of the underlying borrowers on the CLOs in which the Fund invests, including, for example by requiring an underlying borrower to make significant expenditures to attain and maintain compliance. Any new legislative or regulatory initiatives related to climate change could adversely affect the assets underlying the Fund’s investments and, therefore, the Fund’s business.

       The physical impact of climate change could also have a material adverse effect on the assets underlying the Fund’s investments. Physical effects of climate change such as increases in temperature, sea levels, the severity of weather events and the frequency of natural disasters, such as hurricanes, tropical storms, tornadoes, wildfires, droughts, floods and earthquakes, among other effects, could reduce the value of the assets underlying the Fund’s investments and, therefore, the Fund’s investments.

Periods of heightened inflation could adversely impact the Fund’s financial results.

High inflation, whether caused by low unemployment, high corporate demand, supply-chain issues, geopolitical conflicts, quantitative easting, imposition of tariffs by the federal government, or a combination of these or other factors, may undermine the performance of the Fund’s investments by reducing the value of such investments and/or the income received from such investments. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, significant effects on interest rates and negative effects on economies and financial markets.

Inflation and rapid fluctuations in inflation rates have in the past had, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies and particularly for some of the corporate sectors in which the Fund’s underlying obligors operate. For example, if a corporate borrower under an asset held by one of the Fund’s CLO investments is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. As inflation rises, an underlying obligor may earn more revenue but may incur higher expenses, as wages and prices of inputs increase during periods of inflation. Thus, heightened inflationary pressures could increase the risk of default by the underlying borrowers in CLOs. In addition, during any periods of rising inflation, interest rates would be expected to rise, which could create a mismatch between the Fund’s assets and liabilities. See “—Interest rate mismatches between the Fund’s assets and its liabilities, and between the assets and liabilities of the CLOs in which the Fund invests, the Fund’s CLO investments and their underlying corporate credit assets may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets.” Conversely, as inflation declines, the Fund and any CLO in which the Fund invests and any underlying corporate borrower of its CLO investments may not be able to reduce expenses commensurate with any resulting reduction in revenue.

In addition, actions that the Federal Reserve has taken, and could continue to take in response to changes in inflation, could have an adverse impact on the economy broadly and/or on the Fund’s financial results specifically. See “Certain actions by the Federal Reserve and other central banks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.”

Artificial intelligence and other machine learning techniques could increase competitive, operational, legal and regulatory risks to the Fund’s business in ways that the Fund cannot predict.

The use of AI by the Fund and others, and the overall adoption of AI throughout society, may exacerbate or create new and unpredictable competitive, operational, legal and regulatory risks to the Fund’s business. There is substantial uncertainty about the extent to which AI will result in dramatic changes throughout the world, and the Fund may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. These changes could potentially disrupt, among other things, the Fund’s business model, investment strategies and operational processes. Some of the Fund’s competitors may be more successful than it in the development and implementation of new technologies, including services and platforms based on AI, to improve their operations. If the Fund is unable to adequately advance its capabilities in these areas, or do so at a slower pace than others in its industry, the Fund may be at a competitive disadvantage.

If the data the Fund, or third parties whose services the Fund relies on, use in connection with the possible development or deployment of AI is incomplete, inadequate or biased in some way, the performance of the Fund’s business could suffer. In addition, recent technological advances in AI both present opportunities and pose risks to the Fund. Data in technology that uses AI may contain a degree of inaccuracy and error, which could result in flawed algorithms in various models used in the Fund’s business. The volume and reliance on data and algorithms also make AI more susceptible to cybersecurity threats, including data poisoning and the compromise of underlying models, training data or other intellectual property. The personnel provided to the Fund by the Adviser, and/or its third-party service providers could, without being known to the Fund, improperly utilize AI and machine learning-technology while carrying out their responsibilities. This could reduce the effectiveness of AI technologies and adversely impact the Fund and its operations to the extent that it relies on the AI’s work product.

There is also a risk that AI may be misused or misappropriated by the Fund’s third party service providers. For example, a user may input confidential information, including material non-public information, into AI applications, resulting in the information becoming a part of a dataset that is accessible by third-party technology applications and users, including the Fund’s competitors. Further, the Fund may not be able to control how third-party AI that it chooses to use is developed or maintained, or how data the Fund inputs is used or disclosed. The misuse or misappropriation of the Fund’s data could have an adverse impact on its reputation and could subject it to legal and regulatory investigations or actions or create competitive risk.

In addition, the use of AI by the Fund or others may require compliance with legal or regulatory frameworks that are not fully developed or tested, and the Fund may face litigation and regulatory actions related to its use of AI. There has been increased scrutiny, including from global regulators, regarding the use of “big data,” diligence of data sets and oversight of data vendors. The Fund’s ability to use data to gain insights into and manage its business may be limited in the future by regulatory scrutiny and legal developments.

Effects of Leverage [Text Block]

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Annual Coverage Return Rate [Percent]			1.81%
Effects of Leverage [Table Text Block]
Assumed Return on the Fund’s Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding return to common shareholder(1)	(17.72)%	(10.22)%	(2.72)%	4.78%	12.28%

(1)	Assumes that the Fund incurs leverage in an amount equal to 33.3% of its total assets (as determined immediately after the leverage is incurred) and a projected annual rate of interest on the borrowings of 5.44%.

Return at Minus Ten [Percent]	[9]		(17.72%)
Return at Minus Five [Percent]	[9]		(10.22%)
Return at Zero [Percent]	[9]		(2.72%)
Return at Plus Five [Percent]	[9]		4.78%
Return at Plus Ten [Percent]	[9]		12.28%
Share Price [Table Text Block]
	net asset	Closing Sales Price		Premium (Discount) of High Sales Price to net asset	Premium (Discount) of Low Sales Price to net asset	Distributions
Period	value(1)	High	Low	value(2)	value(2)	Declared(3)
Fiscal year ending December 31, 2023(4)
First quarter	$8.31	$8.10	$6.96	(2.5)%	(16.2)%	$0.24
Second quarter	$8.12	$7.37	$6.77	(9.2)%	(16.6)%	$0.24
Third quarter	$7.02	$7.57	$6.20	7.8%	(11.7)%	$0.24
Fourth quarter	$7.32	$6.40	$5.15	(12.6)%	(29.6)%	$0.24
Fiscal year ending December 31, 2024(5)
First quarter	$7.21	$6.99	$5.55	(3.1)%	(23.0)%	$0.24
Second quarter	$6.91	$7.22	$6.55	4.5%	(5.2)%	$0.24
Third quarter	$6.85	$7.15	$6.52	4.4%	(4.8)%	$0.24
Fourth quarter	$6.53	$7.03	$6.33	7.7%	(3.1)%	$0.24
Fiscal year ending December 31, 2025(6)
First quarter	(7)	$6.82	$5.41	(7)	(7)	$0.24

(1)	Net asset value per common share is determined as of the final day of the quarter and is based on outstanding common shares at the end of each period. As such, it does not reflect the net asset value per common share on each of the dates of the high and low sales prices. For all preceding periods, “net asset value” represents a book value per share, which is the available metric that the Fund believes is most similar to net asset value per common share.
(2)	Calculated as of the respective high or low closing sales price divided by the Net Asset Value on the final day of the applicable quarter.
(3)	Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per common share declared in the specified quarter. Tax characteristics of such distributions varied.
(4)	For the fiscal year ending December 31, 2023, as reported on the Fund’s 2023 1099-DIV, distributions made by the Fund consisted, in part, of a return of capital, as calculated on a per common share basis, of $0.5952 per common share.
(5)	For the fiscal year ending December 31, 2024, as reported on the Fund’s 2024 1099-DIV, distributions made by the Fund consisted, in part, of a return of capital, as calculated on a per common share basis, of $0.7290 per common share.
(6)	For the fiscal year ending December 31, 2025, distributions of $0.24 per common share were made, a portion of which may consist, in part, of a return of capital, as calculated on a per common share basis.
(7)	“Net asset value” is not available as of the date of the filing of this registration statement.

Lowest Price or Bid				$ 5.41	$ 6.33	$ 6.52	$ 6.55	$ 5.55	$ 5.15	$ 6.2	$ 6.77	$ 6.96
Highest Price or Bid				$ 6.82	$ 7.03	$ 7.15	$ 7.22	$ 6.99	$ 6.4	$ 7.57	$ 7.37	$ 8.1
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[13]			(7.00%)	7.70%	4.40%	4.50%	(3.10%)	(12.60%)	7.80%	(9.20%)	(2.50%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[13]			(7.00%)	(3.10%)	(4.80%)	(5.20%)	(23.00%)	(29.60%)	(11.70%)	(16.60%)	(16.20%)
Share Price		$ 6.62
NAV Per Share	[14]			$ 7	$ 6.53	$ 6.85	$ 6.91	$ 7.21	$ 7.32	$ 7.02	$ 8.12	$ 8.31
Latest Premium (Discount) to NAV [Percent]		1.40%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE FUND’S SECURITIES

This registration statement contains a summary of the Fund’s common shares. These summaries are not meant to be a complete description of each security.

The following are its authorized and outstanding classes of securities as of April 1, 2025:

Title of Class	Amount Authorized*	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	37,559,195 shares

*	Under the Declaration of Trust, the Fund is authorized to issue an unlimited number of common shares and is not subject to a dollar limit on the size of the Fund.

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust includes provisions that could have the effect of limiting the ability of any entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund.

Derivative Actions. In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, Section 5.6 of the Declaration of Trust states that a shareholder or shareholders may bring a derivative action on behalf of the Fund only if all of the following conditions are met: (i) the shareholder or shareholders must make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such an action is not likely to succeed, and a demand on the Board of Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such term is defined in the Delaware Statutory Trust Act); (ii) shareholders holding at least 10% of the outstanding Shares of the Fund join in the request for the Board of Trustees to commence such action; and (iii) the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisors in the event that the Board of Trustees determines not to bring such action. Additionally, the Board of Trustees may designate a committee of one Trustee to consider a shareholder demand if necessary to create a committee with a majority of Trustees who are “independent trustees” (as such term in defined in the Delaware Statutory Trust Act). However, these requirements do not apply to claims brought under the federal securities laws.

Exclusive Delaware Jurisdiction and Jury Waiver. Any claims, suits, actions or proceedings arising out of or relating in any way to the Fund, the Delaware Statutory Trust Act, the Declaration of Trust or the By-Laws shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, and irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. However, these requirements do not apply to claims asserted under the U.S. federal securities laws including, without limitation, the 1940 Act.

The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. The foregoing is only a summary of certain aspects of the Declaration of Trust. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Certain Aspects of the Delaware Control Share Statute

Because the Fund is organized as a Delaware statutory trust, unless it expressly “opts-out,” it is subject to the Delaware Control Share Statute included in the Control Share Statute. The Control Share Statute became automatically applicable to listed closed-end funds organized as Delaware statutory trusts, such as the Fund, upon its effective date of August 1, 2022. Notwithstanding the foregoing and the following, through the inclusion of Section 10.10 in the Declaration of Trust, the Fund has categorically exempted all acquisitions of its shares from the application of the Control Share Statute and therefore effectively “opted-out” of the Control Share Statute.

The Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. These voting power thresholds are as follows:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Voting power is defined by the Control Share Statute as the power to directly or indirectly exercise or direct the exercise of the voting power of fund shares in the election of trustees. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of its “associates,” which is broadly defined by the Control Share Statute.

Once a threshold is reached, an acquirer has no voting rights under the Delaware Statutory Trust Act or the governing documents of a fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders of the fund or exempted by the board. Approval by the shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of the fund. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Further approval by the fund’s shareholders would be required with respect to additional acquisitions of control shares above the next applicable threshold level. The board is permitted, but not obligated to, exempt specific acquisitions or classes of acquisitions of control shares, either in advance or retroactively.

The Control Share Statute does not retroactively apply to acquisitions of shares that occurred prior to August 1, 2022. However, such shares will be aggregated with any shares acquired after August 1, 2022 for purposes of determining whether a voting power threshold is exceeded, resulting in the newly acquired shares constituting control shares.

The Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition and, upon request, to provide any information that the Board reasonably believes is necessary or desirable to determine whether a control share acquisition has occurred.

The Control Share Statute may protect the long-term interests of Fund shareholders by limiting the ability of certain investors to use their ownership to attempt to disrupt the Fund’s long-term strategy such as by forcing a liquidity event. However, the Control Share Statute may also serve to entrench the Board and make it less responsive to shareholder requests. The totality of positive or negative effects is difficult to predict as the Control Share Statute has been in effect for a relatively short period of time.

The foregoing is only a summary of certain aspects of the Control Share Statute. shareholders should consult their own legal counsel to determine the application of the Control Share Statute with respect to their shares of the Fund and any subsequent acquisitions of shares.

DESCRIPTION OF THE FUND’S COMMON SHARES

The following description is based on relevant portions of the Delaware Statutory Trust Statute and its Declaration of Trust and Bylaws. This summary is not necessarily complete, and the Fund refers you to the Delaware Statutory Trust Statute, Declaration of Trust and Bylaws for a more detailed description of the provisions summarized below.

General

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on the Conversion Date. The Fund’s Declaration of Trust was amended and restated as the Fund re-domiciled from the State of Maryland to the State of Delaware in connection with the Conversion. The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of common shares of beneficial interest. The Trustees have authorized an unlimited number of common shares. The Fund holds annual meetings of its shareholders. As of the Conversion Date, 37,559,195 common shares of the Fund were outstanding, of which none were owned by the Fund.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional common shares of beneficial interest, no par value, as well as the other securities described in this registration statement. Each common share of beneficial interest of the Fund represents an equal proportionate interest in the assets of the Fund with each other common share of beneficial interest in the Fund. Holders of common shares of beneficial interest will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders of common shares of beneficial interest after payment of Fund operating expenses including interest on outstanding borrowings, if any, monthly and no less frequently than annually. Dividends declared on common shares will be automatically reinvested in additional common shares of the Fund unless a common shareholder elects to opt-out. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of common shares. Each whole and partial common share of beneficial interest shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The common shares of beneficial interest as well as the other securities described in this registration statement are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the common shares of beneficial interest or other securities described in this registration statement. The Declaration of Trust provides that the Fund’s common shareholders are not liable for any liabilities of the Fund. Although common shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, a share certificate may be issued at the Fund’s discretion for any or all of the full common shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of common shares is recorded, and transfers, permitted only in rare circumstances, such as death, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Outstanding Securities [Table Text Block]

Title of Class	Amount Authorized*	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	37,559,195 shares

*	Under the Declaration of Trust, the Fund is authorized to issue an unlimited number of common shares and is not subject to a dollar limit on the size of the Fund.

Outstanding Security, Title [Text Block]			Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			37,559,195
The Fund invests in corporate CLOs, which exposes it to certain risks associated with corporate loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund invests in corporate CLOs, which exposes it to certain risks associated with corporate loans.

Investments in corporate CLO securities involve certain risks. Corporate CLOs are securitizations that are typically backed by a pool of corporate loans or similar corporate credit-related assets that serve as collateral. The assets underlying the Fund’s CLO investments generally consist of lower-rated first-lien corporate loans, although certain CLO structures may also allow for limited exposure to other asset classes including unsecured loans, second-lien loans, or corporate bonds. To the extent that the assets underlying the Fund’s CLO investments are rated for creditworthiness by any nationally recognized statistical ratings organizations, they generally carry lower credit ratings, and certain assets may not be rated by any nationally recognized statistical ratings organization. As a result, the assets underlying the Fund’s CLO investments are considered to bear significant credit risks. Corporate issuers of lower-rated debt securities may be highly leveraged and may not have access to more traditional methods of financing. During economic downturns or sustained periods of rising interest rates, issuers of lower-rated debt securities may be likely to experience financial stress, especially if such issuers are highly leveraged, and in such periods the market for lower-rated debt securities could be severely disrupted, adversely affecting the value of such securities.

The risk of loss for lower-rated debt securities is also magnified to the extent that such securities are unsecured or subordinated to more senior creditors. Lower-rated debt securities generally have limited liquidity and limited secondary market support. These risks are further exacerbated in the case of second-lien loans, as they are subordinated to first-lien loans and have weaker recovery prospects in the event of borrower distress or default. Further, ratings downgrades on the Fund’s CLO debt investments may result in its investments being viewed as riskier than they were previously thought to be. This perception of increased riskiness resulting from a downgrade can result in adverse impacts to the market value and liquidity of the Fund’s CLO debt investments, as well as reduce the availability or increase the cost of financing for the Fund’s CLO debt investments.

The CLOs in which the Fund invests, may acquire loans to smaller companies (“middle-market” loans), which may carry more inherent risks than loans to larger, publicly traded entities. Compared to larger companies, these middle-market companies tend to have more limited access to capital, weaker financial positions, narrower product lines, and tend to be more vulnerable to competitors’ actions and market conditions, as well as to general economic downturns. As a result, the securities issued by CLOs that hold significant investments in middle-market loans are generally considered riskier than securities issued by CLOs that primarily invest in broadly syndicated loans.

The corporate loans that underlie the Fund’s CLO investments may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructurings that may result in significant delays in repayment, a significant reduction in the interest rate, and/or a significant write-down of the principal of the loan. A wide range of factors could adversely affect the ability of an underlying corporate borrower to make interest or other payments on its loan. The corporate issuers of the loans or securities underlying the Fund’s CLO investments may be highly leveraged and may be subject to an increased risk of default depending on certain micro- or macro-economic conditions, such as economic recessions, heightened interest rates and/or inflation, tariffs, and other conditions. The risk of economic recession and declining creditworthiness of corporate borrowers would be amplified by rising corporate default rates, tightening credit conditions, and potential credit downgrades in leveraged loan markets. Accordingly, the subordinated and lower-rated (or unrated) CLO securities in which the Fund invests may experience significant price and performance volatility relative to more senior or higher-rated CLO securities, and they are subject to greater risk of loss than more senior or higher-rated CLO securities which, if realized, could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Such defaults and losses, especially those in excess of the market’s or the Fund’s expectations, would have a negative impact on the value of the Fund’s CLO investments, and reduce the cash flows that the Fund receives from its CLO investments, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

In addition, if a CLO in which the Fund invests experiences an event of default as a result of the CLO’s failure to make a payment when due, the erosion of the CLO’s underlying collateral, or other reasons, the CLO would be subject to the possibility of liquidation. In such cases, the risks are heightened that the collateral underlying the CLO may not be able to be readily liquidated, or that when liquidated, the resulting proceeds would be insufficient to redeem in full the CLO mezzanine debt and equity tranches that are the focus of the Fund’s investment strategy. CLO equity tranches often suffer a loss of all of their value in these circumstances, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders. Furthermore, following an event of default by a CLO, the holders of CLO mezzanine debt and equity tranches typically have limited rights regarding decisions made with respect to the underlying collateral, with the result that such decisions might favor the more senior tranches of the CLO.

In the event of a bankruptcy or insolvency of an issuer of a loan or of an underlying asset held by a CLO in which the Fund invests, a court or other governmental entity may determine that the related claims held by such CLO are not valid or are subject to significant modification. In addition, any payments previously received by such CLO could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

Further, “covenant-lite” loans may comprise a significant portion of the underlying collateral of the CLOs in which the Fund invests. Generally, covenant-lite loans provide the obligor with more freedom to take actions that could negatively impact their lenders because the obligor’s covenants are incurrence-based and not maintenance-based, which means that they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. At times, covenant-lite loans have represented a significant majority of the syndicated corporate loan market. To the extent that the corporate CLO securities in which the Fund invests hold covenant-lite loans, the Fund may have a greater risk of loss on such investments as compared to investments in CLOs holding loans with more robust covenants.

The CLOs in which the Fund invests may also acquire interests in corporate loans indirectly, by way of participations. In a participation, the underlying debt obligation remains with the institution that has sold the participation, which typically results in a contractual relationship only with such selling institution, and not with the corporate obligor directly. As a result, the holder of a participation assumes the credit risk of both the obligor and the selling institution and may only have limited rights to influence any decisions made by the selling institution in connection with the underlying debt obligation.

The Fund’s CLO investments are subject to risks related to the financial leverage employed by the underlying corporate borrowers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s CLO investments are subject to risks related to the financial leverage employed by the underlying corporate borrowers.

The corporate borrowers of the underlying assets in a CLO are typically highly leveraged, and there may be few or no restrictions on the amount of indebtedness such borrowers can incur. Substantial indebtedness adds additional risk with respect to a borrower and could (i) limit its ability to borrow money or otherwise access funds for its working capital, capital expenditures, debt service requirements, strategic initiatives or other purposes; (ii) require it to dedicate a substantial portion of its cash flow from operations to the repayment of its indebtedness, thereby reducing funds available to it for other purposes; (iii) make it more highly leveraged than some of its competitors, which may place it at a competitive disadvantage; and/or (iv) subject it to restrictive financial and operating covenants, which may preclude it from executing on favorable business activities or from financing future operations or other capital needs. In some cases, proceeds of indebtedness incurred by a borrower could be paid as a dividend to its equity holders rather than retained by the borrowers for its working capital or to pursue favorable opportunities. Highly leveraged companies are often more sensitive to declines in revenues, increases in expenses, and adverse business, political, or financial developments or economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of such companies or their industries. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

If an underlying borrower is unable to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness, it may be forced to take other actions to satisfy its obligations under its indebtedness. These alternative actions may include reducing or delaying capital expenditures, selling assets, seeking additional capital, or restructuring or refinancing indebtedness. Any of these actions could significantly reduce the value of the related underlying asset held by the CLO, and thus the CLO security held by the Fund. Furthermore, if the borrower is unable to meet its scheduled debt service obligations even after taking these actions, the borrower may be forced into liquidation, dissolution or insolvency, and the value of the related underlying asset held by the CLO, and thus the CLO security held by the Fund, could decline significantly or even be rendered worthless.

The CLOs in which the Fund invests may be subject to risks associated with syndicated loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The CLOs in which the Fund invests may be subject to risks associated with syndicated loans.

Under the documentation for syndicated loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds in commitments and/or principal amount of the associated indebtedness. In most cases for the Fund’s syndicated loan investments, the Fund does not expect to hold a sufficient amount of the indebtedness to be able to compel any actions by the agent. Consequently, the Fund would only be able to direct such actions if instructions from it were made in conjunction with other holders of associated indebtedness that together with the Fund compose the requisite percentage of the related indebtedness then entitled to take action. Conversely, if holders of the required amount of the associated indebtedness other than the Fund desire to take certain actions, such actions may be taken even if the Fund did not support such actions. Furthermore, if a syndicated loan is subordinated to one or more senior loans made to the applicable obligor, the Fund’s ability to exercise such rights may be subordinated to the exercise of such rights by the senior lenders. Whenever the Fund is unable to direct such actions, the parties taking such actions may not have interests that are aligned with the Fund, and the actions taken may not be in the Fund’s best interests. Furthermore, in recent years, “priming” transactions in the distressed debt sector have become more common. These “priming” arrangements are transactions where a group of debtholders can move collateral away from existing lenders so that it can serve as the primary source of secured assets for new money and/or restructuring existing debt. If the Fund were to hold distressed debt that became “primed” by another group of lenders, it could lose all or a significant part of such investment.

If an investment is a syndicated revolving loan or delayed drawdown loan, other lenders may fail to satisfy their full contractual funding commitments for such loan, which could create a breach of contract, result in a lawsuit by the obligor against the lenders and adversely affect the value of the Fund’s investment.

There is a risk that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, the Fund may be unable to remove the agent in circumstances in which removal would be in the Fund’s best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice, and the Fund may not find a replacement agent on a timely basis, or at all, in order to protect its investment.

The Fund’s investments in corporate CLOs involve certain structural risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments in corporate CLOs involve certain structural risks.

Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their relative seniority and degree of risk. If the relevant collateral defaults or otherwise underperforms, payments to the more senior tranches of such securitizations take precedence over those of more junior tranches, such as mezzanine debt and equity tranches, which are the focus of the Fund’s corporate CLO investment strategy. CLOs present risks similar to those of other types of credit investments, including credit, interest rate and prepayment risks. See "—The Fund invests in corporate CLOs, which exposes it to risks associated with corporate loans.”

Even though the Fund expects that most of its CLO mezzanine debt investments will have floating rate coupons, these and other of the Fund’s CLO investments are still exposed to interest rate risk. There can be significant mismatches between the timing and frequency of coupon resets on the floating rate CLO debt tranches and the underlying floating rate corporate loans, and furthermore some of the underlying corporate loans may bear fixed coupon rates. When interest rates are low but increasing, variations between interest rate floors on the CLO debt tranches and the underlying corporate loans can reduce the amount of excess interest available for payment to the CLO debt and equity tranches. This reduction in excess interest could adversely impact the Fund’s CLO equity cashflows and valuations, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

CLOs have at times experienced negative credit events in their constituent loans, credit rating downgrades of constituent loans and issued debt tranches, and failures of certain deal metrics. The failure by a CLO in which the Fund invests to satisfy certain tests, including with respect to adequate collateralization and/or interest coverage, would generally lead to a reduction in the payments made to holders of its mezzanine debt and equity tranches.

The Fund’s CLO investments are exposed to the misalignment of the interests of CLO collateral managers with the interests of CLO investors, such as the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s CLO investments are exposed to the misalignment of the interests of CLO collateral managers with the interests of CLO investors, such as the Fund.

As discussed under “—The Fund is subject to the risk of legislative and regulatory changes impacting its business or the markets in which the Fund invests,” CLO collateral managers are not securitizers subject to the U.S. Risk Retention Rules. This may reduce a CLO collateral manager’s incentives to prioritize the interests of CLO investors, including the Fund, increase the risk of default as a result of less stringent credit or underwriting standards with respect to the underlying portfolios, and limit investor confidence in the CLOs.

The Fund’s investments in the primary corporate CLO market involve certain additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments in the primary corporate CLO market involve certain additional risks.

Between the pricing date and the closing date of a corporate CLO, the collateral manager generally purchases additional assets for the CLO. During this period, the price and availability of these assets may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of assets that will satisfy specified concentration limitations and allow the CLO to reach the target initial principal amount of collateral prior to the effective date. An inability or delay in reaching the target initial principal amount of collateral may adversely affect the timing and amount of payments received by the holders of CLO mezzanine debt securities and equity securities and could result in early redemptions which could cause significant principal losses on the CLO mezzanine debt and equity securities, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund and its investments are subject to prepayment and reinvestment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund and its investments are subject to prepayment and reinvestment risk.

As part of the ordinary management of its portfolio, a CLO will typically generate cash flow from asset repayments and sales that is reinvested into substitute assets, subject to compliance with its investment tests and certain other conditions. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired, the excess interest-related cash flow available for distribution to the CLO equity tranches would decline. In addition, prepayment rates of the assets underlying a CLO are driven by a number of factors, including changing interest rates and other factors that are beyond the Fund’s control. Furthermore, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. This and other factors can cause considerable uncertainty in the average lives of the CLO tranches in which the Fund invests.

The Fund’s portfolio of corporate CLO investments may lack diversification, which may subject the Fund to a risk of significant loss if one or more of these corporate CLOs experience a high level of defaults on collateral [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s portfolio of corporate CLO investments may lack diversification, which may subject the Fund to a risk of significant loss if one or more of these corporate CLOs experience a high level of defaults on collateral.

The Fund operates as a non-diversified investment company under the 1940 Act. Therefore, the Fund does not have any limitations on the ability to invest in any one CLO, and its investments may be concentrated in relatively few CLOs, CLOs that have similar risk profiles (including by being concentrated in a limited number of industries), CLOs where there is an overlap of underlying corporate issuers, or CLOs that are managed by the same collateral manager. The overlap of underlying corporate issuers is often more prevalent across CLOs of the same year of origination, as well as across CLOs managed by the same asset manager or collateral manager.

To the extent that the Fund’s CLO investments are more concentrated, the Fund is susceptible to a greater risk of loss if one or more of the CLOs in which the Fund is invested performs poorly, or in the event a CLO collateral manager were to fail, experience the loss of key employees or sell its business. To the extent the Fund invests in CLOs that have a high level of overlap of underlying corporate obligors, there is a greater likelihood of experiencing multiple defaults in the Fund’s CLO portfolio. In general, to the extent that the Fund’s CLO portfolio is less diversified, the Fund may have a greater likelihood of experiencing large overall losses, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Failure by a CLO to satisfy certain tests, including as a result of loan defaults and/or negative loan ratings migration, may place pressure on the performance of the Fund’s investments in such CLO [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure by a CLO to satisfy certain tests, including as a result of loan defaults and/or negative loan ratings migration, may place pressure on the performance of the Fund’s investments in such CLO.

The failure by a CLO in which the Fund invests to satisfy certain tests, including with respect to adequate collateralization and/or interest coverage, would generally lead to a reduction in the payments made to holders of the Fund’s mezzanine debt and equity tranches. In a typical corporate CLO, nonperforming assets, or performing assets rated “CCC+” or lower (or their equivalent) in excess of applicable limits, typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, if an asset were to default, or an asset’s credit rating were to decrease to a lower credit rating level, also known as “negative rating migration,” it could cause a CLO to move out of compliance with some or all of its overcollateralization tests. CLOs are also generally subject to interest coverage tests, under each of which the interest income generated by the underlying assets is compared to the interest owed to a given CLO tranche and all tranches more senior to it. To the extent that any overcollateralization tests or interest coverage tests are breached, cash flows could be diverted away from the CLO mezzanine debt and equity tranches in favor of the more senior CLO debt tranches until and unless such breaches are cured, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

CLO investments involve complex documentation and complex accounting considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO investments involve complex documentation and complex accounting considerations.

CLOs are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over the interpretation or enforceability of the documentation may be higher relative to other types of investments. Further, the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The accounting calculations related to the Fund’s CLO investments are complex in numerous ways. For instance, under GAAP, the Fund calculates its net investment income—which is used to determine the performance fee payable to the Adviser—based on effective yield calculations. These calculations involve significant judgment in projecting expected cash flows. If an investment underperforms expectations, the Fund may accrue more interest income than it ultimately realizes on such investment and pay the Adviser a higher performance fee than it otherwise would have if different projections had been used.

The risks associated with the accounting complexities include inaccurate financial reporting, such as incorrect accruals, reserves and estimates, or the misapplication of accounting standards. These issues could lead to the miscalculation of fees, potentially in favor of the Adviser, and could necessitate a financial restatement. Financial restatements are often costly and time-consuming, and they may lead to regulatory scrutiny, legal proceedings, or shareholder litigation. In addition, a restatement could result in a loss of investor confidence, which would negatively impact the Fund’s reputation in the marketplace and impair its ability to raise capital on favorable terms in the future. A financial restatement could also trigger a significant decline in the price of the Fund’s common shares, eroding shareholder value and potentially exacerbating financial and reputational damage. These events could materially adversely affect the Fund’s business, financial condition and results of operations, as well as its ability to pay dividends to its shareholders.

The Fund is dependent on the collateral managers of the corporate CLOs in which the Fund invests, and those corporate CLOs are generally not registered under the 1940 Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is dependent on the collateral managers of the corporate CLOs in which the Fund invests, and those corporate CLOs are generally not registered under the 1940 Act.

The Fund invests in CLO securities issued by CLOs that are managed by collateral managers unaffiliated with the Fund, and the Fund is dependent on the skill and expertise of such managers. While the actions of the CLO collateral managers may significantly affect the return on the Fund’s investments, the Fund typically does not have any direct contractual relationship with these collateral managers.

While the Fund also relies on these collateral managers to act in the best interests of the CLOs in which the Fund invests, there can be no assurance that such collateral managers will do so. Moreover, such collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which the Fund invests, and they may have other incentives to manage the CLO portfolios in a manner that disadvantages the particular classes of notes in which the Fund is invested. Furthermore, since the CLO issuer often provides an indemnity to its collateral manager, the CLO tranches the Fund holds may ultimately bear the burden of any legal claims brought against the collateral manager.

In addition, the CLOs in which the Fund invests are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.

The Fund may only have limited information regarding the underlying assets held by the CLOs in which it invests, and collateral managers may not identify or report issues relating to the underlying assets on a timely basis (or at all) to enable the Fund to take appropriate measures to manage the Fund’s risks. Furthermore, much of the information furnished to the Fund as an investor in a corporate CLO is neither audited nor reviewed, nor is an opinion expressed, by an independent public accountant. Finally, the Fund is not required to disclose to its shareholders any trustee reports or any other information received concerning any of its CLO investments. Thus, the Fund’s shareholders will have limited information on the assets held by, and the performance of, the CLOs in which the Fund invests.

Collateral managers are subject to removal or replacement by other holders of CLO securities without the Fund’s consent and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. The removal, replacement, resignation, or assignment of any particular CLO collateral manager’s role could adversely affect the returns on the CLO securities in which the Fund invests, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s CLO investments often have limited liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s CLO investments often have limited liquidity.

The Fund expects to focus its CLO investment activity in mezzanine debt and equity tranches, which have less liquidity than many other securities, including as a result of lower or no trading volume, transfer restrictions, and their bespoke nature. This illiquidity results in price volatility and can make it more difficult to value or sell these securities if the need arises, which could require the Fund to realize a greater loss if the Fund is ever required to liquidate such assets, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The CLOs in which the Fund invests incur significant operating expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The CLOs in which the Fund invests incur significant operating expenses.

The CLOs in which the Fund invests incur significant operating fees and expenses, including but not limited to collateral management fees, administrative expenses, and other operating expenses, which are all indirectly borne by CLO investors. CLO collateral management base fees, which typically range from 0.30% to 0.50% of a CLO’s total assets, are charged on the CLO’s total assets and are usually paid from residual cash flows after interest payments to senior debt tranches. Additional CLO operating expenses, estimated at 0.30% to 0.70%, may also apply, although these are not routinely reported in a standardized manner. Furthermore, CLO collateral managers may also earn incentive fees tied to equity cash flows once the equity tranche achieves a cash-on-cash return of capital and a specified “hurdle” rate. All of these fees and expenses are borne first by the CLO equity tranche due to its subordinated position. Given that the CLO equity tranche represents only a fraction of the value of the entire CLO, these fees and expenses are greatly magnified when expressed as a percentage of the value of the CLO equity tranche. Both types of CLO tranches in which the Fund invests (equity tranches and mezzanine debt tranches) may bear these expenses, with the equity tranche—being the most subordinated—usually shouldering these costs. To the extent that the CLO equity tranche has suffered or will suffer a total principal loss, mezzanine debt tranches will then effectively bear these fees and expenses.

In addition to the collateral management fees, administrative expenses, and other operating expenses accrued in a CLO, the Fund will also remain obligated to pay the Base Management Fee and the Performance Fee to the Adviser. Therefore, each shareholder bears his or her share of the Base Management Fee and the Performance Fee of the Adviser as well as indirectly bearing the ratable share of the collateral management fees, administrative expenses, and other operating expenses of a CLO.

The Fund and its corporate CLO investments are subject to risks associated with non-U.S. investing, including in some cases foreign currency risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund and its corporate CLO investments are subject to risks associated with non-U.S. investing, including in some cases foreign currency risk.

While the Fund invests primarily in CLOs that hold underlying U.S. assets, the Fund may also invest in corporate CLOs that hold non-U.S. assets, and the Fund expects that many of the CLO issuers in which the Fund invests will be domiciled outside the United States. Investing directly or indirectly in non-U.S. issuers may expose the Fund to additional risks, including political and social instability, expropriation, imposition of foreign taxes, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, the Fund, and the CLOs in which the Fund invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

A portion of the Fund’s CLO investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates may materially adversely affect the value of these investments.

CLOs in which the Fund invests could become subject to U.S. federal income tax or withholding requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOs in which the Fund invests could become subject to U.S. federal income tax or withholding requirements.

The CLO issuers in which the Fund invests will generally operate pursuant to investment guidelines intended to ensure that the CLO is not treated for U.S. federal income tax purposes as engaged in a U.S. trade or business. If a CLO issuer fails to comply with the investment guidelines, or if the Internal Revenue Service otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business, such CLO could be subject to U.S. federal income tax, which could reduce the amount available to distribute to mezzanine debt and equity holders in such CLO, including the Fund.

The U.S. Foreign Account Tax Compliance Act provisions of the Code impose a withholding tax of 30% on certain U.S. source periodic payments, including interest and dividends, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, certain payments received by such CLO may be subject to the 30% withholding tax, which could reduce the amount available to distribute to equity and mezzanine debt holders in such CLO, including the Fund.

The Adviser has significant latitude in determining the types of assets the Fund acquires, and there is no specific prohibition in the Fund’s investment strategy, investment guidelines and/or the RIC qualification requirements against investing in investments that are not CLOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser has significant latitude in determining the types of assets the Fund acquires, and there is no specific prohibition in the Fund’s investment strategy, investment guidelines and/or the RIC qualification requirements against investing in investments that are not CLOs.

To maintain the Fund’s qualification as a RIC and compliance with the 1940 Act, the Fund is subject to various requirements and tests that impose limits on its investment strategy. However, other than as described in this registration statement, neither the broad investment guidelines in its Investment Advisory Agreement, the RIC qualification requirements, nor the 1940 Act impose any specific limits on, or prohibitions against, investing its capital in investments that are not CLOs. Under the terms of the Investment Advisory Agreement, the Adviser has significant latitude within its broad investment guidelines in determining the types of assets it may acquire. The Board generally does not review individual acquisitions, dispositions, or many other management decisions.

The Fund is subject to risks associated with loan accumulation facilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to risks associated with loan accumulation facilities.

The Fund may invest capital in CLO warehouse facilities, otherwise known as loan accumulation facilities (“LAFs”). LAFs are generally short- to medium- term financing facilities provided by the investment bank that will ultimately serve as the arranger on a CLO transaction. Utilizing equity capital provided by the LAF investors and debt financing provided by the investment bank, LAFs acquire corporate loans and other similar corporate credit-related assets in anticipation of ultimately collateralizing a CLO transaction. This period of accumulating assets, often known as the “warehouse period,” typically terminates when the CLO vehicle issues various tranches of debt and equity securities to the market, using the issuance proceeds to repay the investment bank financing. Investments in LAFs have risks similar to those applicable to investments in CLOs, and the risk of losses is magnified as a result of the leveraged and first-loss nature of these facilities. Further, in the event that the corporate credit assets accumulated by a LAF are not eligible for purchase by the planned CLO, or in the event that the planned CLO is not issued, the LAF investors may be responsible for either holding or disposing of said assets, exposing the Fund to credit and/or mark-to-market risk. This scenario may become more likely in times of economic distress or when the loans comprising the collateral pool of such warehouse, even if still performing, may have declined materially in market value, and the Fund may suffer a loss upon the disposition of these assets. The occurrence of any of the foregoing or similar events could affect the Fund’s investments in LAFs and, consequently, could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund may invest in corporate loans directly [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may invest in corporate loans directly.

In addition to gaining exposure to corporate loans through investments in CLO securities, the Fund may also invest in corporate loans directly. In some cases, these loan investments may result from asset sales or in-kind distributions from CLOs in which the Fund has invested, but in other cases the Fund may acquire such loans directly in the open market. To the extent the Fund invests in corporate loans directly, it will be exposed to all of the risks associated with corporate loans that CLOs are exposed to, as described above. See “—The Fund invests in corporate CLOs, which exposes it to certain risks associated with corporate loans.”; “—The Fund’s CLO investments are subject to risks related to the financial leverage employed by the underlying corporate borrowers.” and “—The CLOs in which the Fund invests may be subject to risks associated with syndicated loans.”

If a CLO in which the Fund invests is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect the Fund’s operating results and cash flows [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a CLO in which the Fund invests is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect the Fund’s operating results and cash flows.

It is generally expected that the CLOs in which the Fund invests will operate pursuant to investment guidelines intended to avoid such CLOs being treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with its investment guidelines, or if the Internal Revenue Service (the “IRS”) successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

If a CLO in which the Fund invests fails to comply with certain U.S. tax reporting requirements, such CLO may be subject to withholding requirements that could materially and adversely affect its operating results and cash flows [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a CLO in which the Fund invests fails to comply with certain U.S. tax reporting requirements, such CLO may be subject to withholding requirements that could materially and adversely affect its operating results and cash flows.

The U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”) impose a withholding tax of 30% on certain U.S. source periodic payments, including interest and dividends, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which the Fund invests will be treated as non-U.S. financial entities for this purpose and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which the Fund invests fails to properly comply with these reporting requirements, certain payments to such CLO may be subject to the 30% withholding tax, which could reduce the amount available to distribute to equity and junior debt holders in such CLO, and therefore materially and adversely affect the market value and/or fair value of the CLO’s securities and the Fund’s operating results and cash flows.

There are risks associated with the preparation for and implementation of the Conversion [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are risks associated with the preparation for and implementation of the Conversion.

Preparation for, and implementation of, the Conversion required the Fund to make several changes to its day-to-day functions, including a number of complex operational, accounting, regulatory, and market-related changes. Each of these changes include significant risks, each of which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders. In addition, no assurance can be given that these changes will enable the Fund to comply successfully with the 1940 Act and the Code. See “—The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.” These risks include, but are not limited to:

●	Liquidity and Market Risks in Liquidating Pools and TBAs – In connection with the Conversion, the Fund intends to liquidate its remaining holdings of mortgage-backed securities, including agency pools and long To-Be-Announced (“TBA”) positions, as well as its related hedges, including short TBA positions and interest-rate swaps. Market conditions at the time of liquidation of any of these positions could result in unfavorable pricing, increased transaction costs, and/or execution delays, any of which could adversely impact the Fund’s Net Asset Value and performance.

●	Regulatory and Compliance Risks Related to Bank Custody Rules – Following the Conversion, the Fund will be subject to new regulatory requirements, including bank custody rules that were not previously applicable. Compliance with these rules necessitated changes in the Fund’s operational processes, including its custodial arrangements and its master trade agreements with its counterparties, potentially leading to additional costs, operational burdens, or constraints on its available executing counterparties for certain transactions.

●	Risks Related to the Change in the Fund’s Tax Year – To be eligible to be treated as a RIC beginning on the Conversion Date, the Fund will be requesting IRS approval to change its tax year to end on the day prior to the Conversion Date (i.e., March 31, 2025). The Fund expects that it will qualify for an automatic change but if it does not qualify for the automatic change, the Fund will request approval from the IRS to effectuate such change. In that scenario, if the IRS does not approve the application, the Fund may not qualify for a March 31 tax-year end, which could delay the Fund’s qualification as a RIC to a later date and force the Fund to keep its tax year of December 31 and operate as a taxable C-Corporation until that later date. It is also possible that the IRS may approve such application provided that the Fund recognizes additional income as a RIC in connection with its change of tax year.

●	Tax and Structural Uncertainties – The Conversion may result in unanticipated tax liabilities, including potential recognition of taxable gains or other inefficiencies that could impact the Fund. Additionally, changes in tax laws, IRS interpretations, or regulatory guidance before or after the Conversion could further affect the Fund’s tax treatment and require further adjustments to its structure.

●	Accounting, Operational and Systems Transition – The Fund will prospectively apply investment company accounting and, accordingly, it has modified its internal systems, reporting processes, and third-party service provider arrangements as a result of the Conversion. Any delays, errors, or other challenges in transitioning to investment company accounting could result in operational disruptions, compliance issues, or increased administrative costs.

●	Legal and Regulatory – Upon Conversion, the Fund became subject to the 1940 Act, implicating a new regulatory reporting regime, including a new schedule, and new reporting forms, and additional compliance obligations, including the implementation of the Derivatives Risk Management Program. Adapting to this new regime may require enhancements to internal compliance protocols, additional personnel, and increased oversight, all of which could increase costs and regulatory risks and there may be delays, errors, or other challenges in adapting to the rules, regulations and requirements of the 1940 Act.

The Fund’s ability to achieve its objectives once the Conversion is complete is contingent on the Fund’s ability to manage and maintain all of these, and other changes, to its business. Any failure to do so could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders as well as its ability to comply with the requirements of the 1940 Act. Failure to comply with the 1940 Act may subject the Fund to action by the SEC’s Division of Enforcement in the form of cease and desist orders, fines and other penalties, and injunctions, civil liability, reputational damages, and restrictions or limitations on future offerings.

Certain actions by the Federal Reserve and other central banks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain actions by the Federal Reserve and other central banks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Actions by the Federal Reserve (and similar actions by other central banks), including tightening or easing of monetary policy, increases or decreases in short-term interest rates, balance sheet liquidations or runoff, or other actions, or the perception that the Federal Reserve or other central banks are failing to take actions deemed necessary or advisable by the market, could cause elevated market volatility and adversely impact the value and performance of the Fund’s assets and the ability of the Fund to borrow money or otherwise access capital to fund its operations. See also “—Interest rate mismatches between the Fund’s assets and its liabilities, and the assets and liabilities of the CLOs in which the Fund invests, may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets” for the impact of changing interest rates on the Fund’s business.

Interest rate mismatches between the Fund’s assets and its liabilities, and the assets and liabilities of the CLOs in which the Fund invests, may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest rate mismatches between the Fund’s assets and its liabilities, and the assets and liabilities of the CLOs in which the Fund invests, may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets.

Although most of the assets underlying the Fund’s CLO investments carry floating rate coupons, some may have fixed rate coupons or have a fixed rate component, which is most apparent when a given CLO is backed by corporate bonds, rather than loans, since bonds generally are issued with a fixed coupon. The fixed coupons on assets of this nature present some risk of cashflow mismatch between the Fund’s liabilities and its assets, since the Fund’s primary short term liabilities are expected to be reverse repurchase agreements. Reverse repurchase agreement borrowings typically bear a floating rate, and so are typically sensitive to changes in short term interest rates, since maturing reverse repurchase agreements will typically be replaced by new reverse repurchase agreements bearing interest rates based on short term interest rates at the time of the replacement transaction. If the income from the Fund’s assets is insufficient to support the interest payments on its liabilities due to a rise in short term interest rates, the Fund may be forced to reduce its positions, potentially during an inopportune time in the market, which could force it to realize losses or be unable to hold its desired amount of assets.

The Fund may also issue fixed rate debt, which could introduce a similar mismatch between interest owed on liabilities and interest income earned on its assets. As noted above, the Fund will primarily invest in CLOs that bear a floating rate coupon. In a falling interest rate environment, the Fund’s assets can be expected to pay a lower coupon rate, but any fixed-rate debt issued by the Fund will continue to require fixed payments, which could exceed the interest income available from its floating rate assets. This, too, could result in the Fund being forced to sell certain positions in order to meet interest and/or principal payments on its fixed liabilities.

The Fund may initiate and maintain derivative and similar positions in order to address both forms of interest rate mismatch, though the Fund is not required to do so. There can be no certainty that such positions, if they are initiated, will be effective at eliminating the Fund’s exposure to interest rate mismatches. Furthermore, derivative and similar positions come with their own risks, including liquidity risk, which may impact the Fund’s ability to close or adjust such positions efficiently. See “—Hedging instruments and other derivatives, including some credit default swaps, may not, in many cases, be traded on exchanges, or may not be guaranteed or regulated by any U.S. or foreign governmental authority and involve risks and costs that could result in material losses.”

While increases in interest rates will typically increase the interest income on the Fund’s CLO debt investments, which are generally floating rate in nature, they could also place pressure on the ability of the corporate borrowers underlying the Fund’s CLO investments to cover their interest expenses or to refinance their debt, potentially resulting in higher credit losses on the Fund’s CLO investments. When interest rates are low but increasing, variations between interest rate floors on the CLO debt tranches and the underlying corporate loans can reduce the amount of excess interest available for payment to the CLO debt and equity tranches. Finally, assets held directly or indirectly by the Fund that pay a fixed rate coupon typically decline in value when interest rates increase, and if interest rates were to increase significantly, not only would the market value of these assets be expected to decline, but these assets could lengthen in duration because borrowers would be less likely to prepay their fixed rate corporate borrowings, both of which would be expected to have an adverse impact on the Fund’s financial results.

Interest rates can change quickly and are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political considerations, and other factors beyond the Fund’s control. Moreover, concerns over the United States’ debt ceiling and budget-deficit increase the possibility of downgrades by rating agencies to the U.S. government’s credit rating, which could cause interest rates and borrowing costs to rise. Interest rate movements are highly uncertain and notoriously difficult to predict. For example, from February 28, 2022 to October 31, 2023, the lower bound of the Federal Reserve’s Federal Funds Target Rate rose from 0.00% to 5.25%, while the yield on the ten-year U.S. Treasury rose from 1.83% to 4.93%. While the Fund may opportunistically hedge its exposure to changes in interest rates, such hedging may be limited by the tax rules governing RICs, and the Fund can provide no assurance that its hedges will be successful or that the Fund will be able to enter into or maintain such hedges. As a result, interest rate fluctuations can cause significant losses, reductions in income, and can limit the cash available to pay dividends to its shareholders.

Difficult conditions in the corporate sector as well as general market concerns may adversely affect the value of the assets in which the Fund invests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficult conditions in the corporate sector as well as general market concerns may adversely affect the value of the assets in which the Fund invests.

The Fund’s business is materially affected by conditions in the corporate sector, the financial markets, and the economy, including inflation, interest rates, energy costs, unemployment, geopolitical issues, concerns over the creditworthiness of governments worldwide and the stability of the global banking system. Any deterioration of financial markets or the economy or investor perception of the risks associated with financial markets or the economy could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Funds Investments Are Expected To Be Concentrated In Subordinated And Lower-rated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments are expected to be concentrated in subordinated and lower-rated securities that generally have greater risks of loss than senior and higher-rated securities and are subject to amplified market risks.

The Fund’s portfolio is expected to be concentrated in CLO mezzanine debt and equity tranches. These tranches are subordinated in cash flow priority to other more “senior” securities of the same CLO securitization and therefore absorb losses from CLO asset defaults before senior tranches are at risk. The CLO equity tranche typically represents less than 15% of the overall principal balance of a CLO, but it absorbs 100% of the CLO’s credit losses until its principal balance has been written off, after which the mezzanine debt absorbs all losses. As a result, the CLO equity and mezzanine securities that the Fund targets are deemed by rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Such securities are therefore considered to be highly speculative investments. When a CLO underlying corporate borrower defaults, the Fund generally has the right to receive payments only from the CLOs and has no direct rights against the underlying borrowers or the entity that sponsored the CLO transaction. In addition, the Fund may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing the Fund’s overall exposure and capital at risk to such CLO. The value and performance of CLO securities are subject to the same types of political and economic factors and risks that affect corporate issuers and capital markets generally, but, for all of the foregoing reasons, these risks are amplified in the case of CLO mezzanine debt and equity tranches.

To the extent that due diligence is conducted on potential assets, such due diligence may not reveal all the risks associated with such assets and may not reveal other weaknesses in such assets, which could lead to losses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent that due diligence is conducted on potential assets, such due diligence may not reveal all the risks associated with such assets and may not reveal other weaknesses in such assets, which could lead to losses.

Before making an investment, the Adviser may decide to conduct (either directly or using third parties) certain due diligence on a potential investment. There can be no assurance that the Adviser will conduct any specific level of due diligence, or that, among other things, the Adviser’s due diligence processes will uncover all relevant facts or that any purchase will be successful, which could result in losses on these assets, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund relies on analytical models and other data to analyze potential asset acquisition and disposition opportunities and to manage its portfolio. Such models and other data may be incorrect, misleading or incomplete, which could cause the Fund to purchase assets that do not meet the Fund’s expectations or to make asset management decisions that are not in line with its strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund relies on analytical models and other data to analyze potential asset acquisition and disposition opportunities and to manage its portfolio. Such models and other data may be incorrect, misleading or incomplete, which could cause the Fund to purchase assets that do not meet the Fund’s expectations or to make asset management decisions that are not in line with its strategy.

The Fund relies on the Adviser and the Adviser relies on the analytical models used by Ellington (both proprietary and third-party models) and information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If Ellington’s models (including the data utilized by the models) and/or third party models or data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Adviser’s reliance on the models and data used by Ellington may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Some of the risks of relying on analytical models and third-party data include the following:

●	collateral cash flows and/or liability structures may be incorrectly modeled in all or only certain scenarios, or may be modeled based on simplifying assumptions that lead to errors;

●	information about assets or the underlying collateral may be incorrect, incomplete, or misleading;

●	asset, collateral, or CLO historical performance (such as historical prepayments, defaults, cash flows, etc.) may be incorrectly reported, or subject to interpretation (e.g., different CLO issuers may report delinquency and default statistics based on different definitions of what constitutes a delinquent or defaulted loan); and

●	asset, collateral, or CLO information may be outdated, in which case the models may contain incorrect assumptions as to what has occurred since the date information was last updated.

Some models, such as prepayment models or default models, may be predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, the predictive models used by the Adviser may differ substantially from those models used by other market participants, with the result that valuations based on these predictive models may be substantially higher or lower for certain assets than actual market prices. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data, and, in the case of predicting performance in scenarios with little or no historical precedent (such as extreme broad-based widening in corporate credit yield spreads or deep economic recessions or depressions), such models must employ greater degrees of extrapolation and are therefore more speculative and of more limited reliability.

All valuation models rely on correct market data inputs. If incorrect market data is entered into even a well-founded valuation model, the resulting valuations will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics or whose values are particularly sensitive to various factors. If the Fund’s market data inputs are incorrect or its model prices differ substantially from market prices, its business, financial condition and results of operations, and its ability to pay dividends to its shareholders could be materially adversely affected.

The Fund’s investments are expected to be concentrated in subordinated and lower-rated securities that generally have greater risks of loss than senior and higher-rated securities and are subject to amplified market risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investment portfolio is recorded at market value and/or fair value, with its Board overseeing its Valuation Designee in its determination of fair value and, as a result, there will be uncertainty as to the value of its portfolio investments.

Under the 1940 Act, the Fund is required to carry its portfolio investments at market value, if such value is readily available, or fair value, if there is no readily available market value, as determined by the Adviser in good faith, as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with its written valuation policy and subject to the oversight of the Board. Typically, there will not be a widely visible public market for the type of investments the Fund targets. As a result, the Fund will value these securities at fair value based on relevant information compiled by the Adviser and third-party pricing services (when available), and with oversight conducted by the Board. The values of the Fund’s investments are often not readily determinable.

The determination of market value or fair value and, consequently, the amount of unrealized gains and losses in the Fund’s portfolio, are to a certain degree subjective and dependent on a valuation process conducted by the Adviser and overseen by the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time, especially during periods of elevated market volatility, and may be based on estimates, the Adviser’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Furthermore, the Fund may not obtain third-party valuations for all of its assets. Changes in the fair value of the Fund’s assets directly impact its net income through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the determination of fair value has a material impact on its net income.

While in many cases the Adviser’s determination of the fair value of its assets is based on valuations provided by third-party dealers and pricing services, the Adviser can and does value assets based upon its judgment, and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable, and many or all of the Fund’s CLO investments may trade infrequently and are illiquid. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers and pricing services may claim to furnish valuations only as an accommodation and without special compensation, and they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Adviser. Therefore, conflicts of interest exist because the Adviser is involved in the determination of the fair value of the Fund’s assets.

Market-based inputs are generally the preferred source of values for purposes of measuring the fair value of the Fund’s assets under U.S. GAAP. However, the markets for the Fund’s investments have experienced, and could in the future experience, extreme volatility, reduced transaction volume and liquidity, and disruption as a result of certain events which has made, and could in the future make, it more difficult for the Fund’s Adviser, and for third-party dealers and pricing services that the Fund uses, to rely on market-based inputs in connection with the valuation of its assets under U.S. GAAP. Furthermore, in determining the fair value of the Fund’s assets, the Adviser uses proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, assumptions concerning future prepayment rates, interest rates, default rates and loss severities. These assumptions might be especially difficult to project accurately during periods of economic disruption. The fair value of certain of the Fund’s investments may fluctuate over short periods of time, and the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these investments existed. The fair value of the Fund’s investments has a material impact on its earnings through the recording of unrealized appreciation or depreciation of investments and may cause its Net Asset Value on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. Investors purchasing the Fund’s securities based on an overstated Net Asset Value may pay a higher price than the value of its investments might warrant. Conversely, investors selling shares during a period in which the Net Asset Value understates the value of the Fund’s investments may receive a lower price for their shares than the value of its investments might warrant.

The Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders could be materially adversely affected if the Adviser’s fair value determinations of these assets were materially different from the values that would exist if a ready market existed for these assets.

The lack of liquidity in the Fund’s assets may materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The lack of liquidity in the Fund’s assets may materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Certain of the assets and other instruments the Fund acquires are not publicly traded. As such, these assets may be subject to legal and other restrictions on resale, transfer, pledge or other disposition, or will otherwise be less liquid than publicly-traded securities. Other assets that the Fund acquires, while publicly traded, have limited liquidity on account of their complexity, turbulent market conditions, or other factors. Illiquid assets typically experience greater price volatility, because a ready market does not exist, and they can be more difficult to value or sell if the need arises. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded its assets. The Fund may also face other restrictions on its ability to liquidate any assets for which the Fund or the Adviser has or could be attributed with material non-public information. Furthermore, assets that are illiquid are more difficult to finance, and to the extent that the Fund finances assets that are or become illiquid, the Fund may lose that financing or have it reduced. If the Fund is unable to sell its assets at favorable prices or at all, it could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund is highly dependent on Ellington’s information systems and those of third-party service providers, and system failures could significantly disrupt the Fund’s business, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is highly dependent on Ellington’s information systems and those of third-party service providers, and system failures could significantly disrupt the Fund’s business, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s business is highly dependent on Ellington’s communications and information systems and those of third-party service providers. Any failure or interruption of Ellington’s or certain third-party service providers’ systems or cyber-attacks or security breaches of their networks or systems could cause delays or other problems in the Fund’s securities trading activities, could allow unauthorized access for purposes of misappropriating assets, stealing proprietary and confidential information, corrupting data or causing operational disruption, or could prevent the Fund from receiving distributions to which the Fund is entitled, any of which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Computer malware, ransomware, viruses, and computer hacking and phishing attacks have become more prevalent in the financial services industry and may occur on Ellington’s or certain third party service providers’ systems in the future. The Fund relies heavily on Ellington’s financial, accounting and other data processing systems. Financial services institutions have reported breaches of their systems, some of which have been significant, and Ellington has experienced a data breach, which was not material to its or the Fund’s operations. Even with all reasonable security efforts, not every breach can be prevented or even detected. It is possible that Ellington or certain third-party service providers have experienced an undetected breach, and it is likely that other financial institutions have experienced more breaches than have been detected and reported. There is no assurance that the Fund, Ellington, or certain of the third parties that facilitate the Fund’s and Ellington’s business activities, have not or will not experience a breach. It is difficult to determine what, if any, negative impact may directly result from any specific interruption or cyber-attacks or security breaches of Ellington’s networks or systems (or the networks or systems of certain third parties that facilitate the Fund’s and Ellington’s business activities) or any failure to maintain performance, reliability and security of Ellington's or certain third-party service providers’ technical infrastructure, but such computer malware, ransomware, viruses, and computer hacking and phishing attacks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Additionally, operational failures or cyber incidents relating to the Fund's or Ellington’s third-party service providers (or their service providers) may negatively impact the Fund’s business in the future. If a material operational failure or material breach of the information technology systems of its third-party service providers occurs, the Fund could be required to expend significant amounts of money, be delayed in receiving funds (or not receive them at all) or have to expend significant time and resources to respond to these threats or breaches, each of which could materially adversely impact the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

New technologies also continue to develop, including tools that harness generative artificial intelligence and other machine learning techniques (collectively, “AI”). AI is developing at a rapid pace and becoming more accessible. As a result, the use of such new technologies by the Fund, Ellington, and/or the Fund’s third-party service providers can present additional known and unknown risks, including, among others, the risk that confidential information may be stolen, misappropriated or disclosed and the risk that the Fund, Ellington, and/or its third-party service providers may rely on incorrect, unclear or biased outputs generated by such technologies, any of which could have an adverse impact on the Fund and its business. See “—Artificial intelligence and other machine learning techniques could increase competitive, operational, legal and regulatory risks to the Fund’s business in ways that the Fund cannot predict.”

The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral.

The Fund’s ability to fund its operations, meet financial obligations, and finance targeted asset acquisitions may be impacted by an inability to secure and maintain its financing through reverse repurchase agreements or other types of borrowings the Fund may enter into from time to time in the future with its counterparties. Because reverse repurchase agreements are generally short-term transactions, lenders may respond to adverse market conditions by refusing to renew or replace, or making it more difficult for the Fund to renew or replace, the Fund’s maturing short-term borrowings, including imposing more onerous conditions when replacing (“rolling”) such repurchase agreements.

The Fund’s lenders are primarily large global financial institutions, with exposures both to global financial markets and to more localized conditions. In addition to borrowing from large banks, the Fund may also borrow from smaller non-bank financial institutions. Whether because of a global or local financial crisis or other circumstances, such as if one or more of the Fund’s lenders experiences severe financial difficulties, they or other lenders could become unwilling or unable to provide the Fund with financing, could increase the haircut required for such financing, or could increase the costs of that financing.

Moreover, the Fund is currently party to short-term borrowings (in the form of reverse repurchase agreements) and there can be no assurance that the Fund will be able to roll these borrowings as they mature on a continuous basis and it may be more difficult for the Fund to obtain debt financing on favorable terms, or at all. If the Fund is not able to renew the Fund’s existing reverse repurchase agreements or other types of borrowings the Fund may enter into from time to time or arrange for new financing on terms acceptable to the Fund, or if the Fund defaults on its financial covenants, is otherwise unable to access funds under its financing arrangements, or is required to post more collateral or face larger haircuts, the Fund may have to dispose of assets at significantly depressed prices and at inopportune times, which could cause significant losses, and may also force the Fund to curtail its asset acquisition activities. Similarly, if the Fund were to move a financing from one counterparty to another that was subject to a larger haircut, the Fund would have to repay more cash to the original counterparty than the Fund would be able to borrow from the new counterparty. To the extent that the Fund might be compelled to liquidate certain assets to repay debts, its compliance with the RIC asset tests, income tests, and distribution and other requirements could be negatively affected, which could jeopardize its qualification as a RIC. See “—The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.” Any such forced liquidations could also materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

In addition, if there is a contraction in the overall availability of financing for the Fund’s assets, including if the regulatory capital requirements imposed on its lenders change or its shareholders’ equity decreases to levels that make the Fund a less attractive financing counterparty, its lenders may significantly increase the cost of the financing that they provide to the Fund, increase the amounts of collateral they require as a condition to providing the Fund with financing, or even cease providing it with financing. The Fund’s lenders also have revised, and may continue to revise, their eligibility requirements for the types of assets that they are willing to finance or the terms of such financing arrangements, including increased haircuts and requiring additional cash collateral, based on, among other factors, the regulatory environment and their management of actual and perceived risk, particularly with respect to assignee liability.

Moreover, the amount of financing that the Fund receives under its financing agreements will be directly related to its lenders’ valuation of the financed assets subject to such agreements. Typically, the master repurchase agreements that govern the Fund’s borrowings under reverse repurchase agreements grant the lender the right to reevaluate the value of the financed assets subject to such reverse repurchase agreements at any time. If a lender determines that the net decrease in the value of the portfolio of financed assets is greater in magnitude than any applicable threshold, it will generally initiate a margin call. In such cases, a lender’s valuations of the financed assets may be different than the values that the Fund ascribes to these assets and may be influenced by recent asset sales at distressed levels by forced sellers. A valid margin call requires the Fund to transfer cash or additional qualifying collateral to a lender or to repay a portion of the outstanding borrowings. If the Fund were to dispute the validity of a margin call from a lender under one of its reverse repurchase agreements and refuse to deliver margin collateral as a result, a lender could still send the Fund a notice of default. In this situation, such lender will have possession of the financed assets, and might still decide to exercise its contractual remedies, despite the margin dispute. In the event of the Fund’s default, its lenders or derivative counterparties can accelerate its indebtedness, terminate its derivative contracts (potentially on unfavorable terms requiring additional payments, including additional fees and costs), increase its borrowing rates, liquidate its collateral, and terminate its ability to borrow. In certain cases, a default on one reverse repurchase agreement or derivative agreement (whether caused by a failure to satisfy margin calls or another event of default) can trigger “cross defaults” on other such agreements. Similarly, if the market value of the Fund’s derivative contracts with a derivative counterparty declines in value, the Fund generally will be subject to a margin call by the derivative counterparty.

Significant margin calls and/or increased reverse repurchase agreement haircuts could have a material adverse effect on the Fund’s results of operations, financial condition, business, liquidity, and ability to make distributions to its shareholders, and could cause the value of its common shares to decline. During March and April of 2020,the Fund observed that many of its financing agreement counterparties assigned lower valuations to certain of its assets, resulting in the Fund having to pay cash to satisfy margin calls, which were higher than historical levels. In addition, during March and April of 2020 the Fund also experienced an increase in haircuts on reverse repurchase agreements that the Fund rolled. A sufficiently deep and/or rapid increase in margin calls or haircuts would have an adverse impact on the Fund’s liquidity. The Fund may have to sell assets at disadvantageous times or prices to meet such obligations.

Consequently, depending on market conditions at the relevant time, the Fund may have to rely on additional equity issuances to meet its capital and financing needs, which may be dilutive to its shareholders, or the Fund may have to rely on less efficient forms of debt financing that consume a larger portion of its cash flow from operations, thereby reducing funds available for its operations, future business opportunities, cash distributions to its shareholders, and other purposes. There can be no assurance that the Fund will have access to such equity or debt capital on favorable terms (including, without limitation, cost and term) at the desired times, or at all, which may cause the Fund to curtail its asset acquisition activities and/or dispose of assets, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders, or in the worst case, cause its insolvency.

The Fund uses financial leverage in executing its business strategy, which may adversely affect the return on its assets and may reduce cash available for distribution to its shareholders, as well as increase losses when economic conditions are unfavorable [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund uses financial leverage in executing its business strategy, which may adversely affect the return on its assets and may reduce cash available for distribution to its shareholders, as well as increase losses when economic conditions are unfavorable.

The Fund uses borrowed money to fund many of its investment activities and to enhance its financial returns. These borrowings include short-term reverse repurchase agreements to finance its CLO assets, and may also include credit facilities, including term loans and revolving credit facilities, derivative transactions, issuance of preferred shares and issuance of debt securities, each in significant amounts and on terms that the Adviser and the Board deem appropriate, subject to applicable limitations under the 1940 Act. Such financings may be used for the acquisition and maintenance of its investments, to pay fees and expenses, and for other purposes. Such leverage may be secured or unsecured. Any such leverage is in addition to leverage embedded or inherent in the CLO structures or derivative instruments in which the Fund may invest.

Through the use of leverage, the Fund may acquire positions with market exposure significantly greater than the amount of equity capital committed to the transaction. Leverage can enhance the Fund’s potential returns but can also exacerbate losses. Even if an asset increases in value, if the asset fails to earn a return that equals or exceeds its cost of borrowing, the leverage will diminish the Fund’s returns. Leverage also increases the risk of the Fund’s being forced to swiftly liquidate its assets. See “—The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral.”

Since financial leverage increases the amount of the Fund’s assets without a corresponding increase in the Fund’s common equity, any event that adversely affects the Fund’s assets would have an amplified effect on the Fund’s common shares to the extent that leverage is utilized. For instance, any decrease in the yield of the Fund’s assets would cause the Fund’s net interest income to decline more sharply than it would have had the Fund not borrowed. Such a decline could also negatively affect the Fund’s ability to make distributions and other payments to its securityholders. Similarly, the more leverage that the Fund employs, the more likely a substantial change will occur in the Fund’s Net Asset Value. The Fund’s expected use of leverage is generally considered to be a speculative investment technique. Its ability to service any debt that the Fund incurs will depend largely on its financial performance and will be subject to prevailing economic conditions and competitive pressures. In a market that moves adversely to the Fund’s assets, the use of leverage would be expected to result in a loss that would be greater than if the Fund’s assets were not leveraged.

The Fund intends to operate as a fully compliant derivatives fund under the Derivatives Rule, including treating reverse repurchase agreement borrowings as derivatives transactions and implementing a Derivatives Risk Management Program. By electing to operate under the full derivatives framework rather than qualifying as a “limited derivatives user,” under the Derivatives Rule, the Fund will be permitted to take on a significantly higher level of leverage through the use of derivatives and reverse repurchase agreement transactions than would be allowed for a limited derivatives user. This increased leverage may amplify both potential gains and losses, subjecting the Fund to greater volatility and market risk. While the Fund’s Derivatives Risk Management Program will include oversight and certain limits, leveraging the fund to a higher degree increases the potential for significant losses during periods of market stress or when asset prices move against its investments. Furthermore, any breach of its leverage or risk limits could result in forced portfolio adjustments, liquidity constraints, or regulatory scrutiny. See “Summary—Financing and Hedging Strategy—Derivative Transactions” and “—The Fund is subject to the risk of legislative and regulatory changes impacting its business or the markets in which the Fund invests.”

Additionally, if the Fund’s asset coverage declines below 300% (or 200%, as applicable), the Fund would not be able to declare dividends, incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of its investments to repay some debt or redeem shares of preferred shares when it is disadvantageous to do so. As such, the Fund might not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that the Fund employs will depend on the Adviser’s and its Board’s assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that the Fund will be able to obtain credit at all or on terms acceptable to the Fund.

In addition, any debt facility into which the Fund may enter would likely impose financial and operating covenants that restrict its business activities, including limitations that could hinder its ability to finance additional loans and investments or to make the distributions required to maintain its qualification as a RIC.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on the Fund’s Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding return to common shareholder(1)	(17.72)%	(10.22)%	(2.72)%	4.78%	12.28%

(1)	Assumes that the Fund incurs leverage in an amount equal to 33.3% of its total assets (as determined immediately after the leverage is incurred) and a projected annual rate of interest on the borrowings of 5.44%.

Based on the Fund’s assumed leverage described above, its investment portfolio would have been required to experience an annual return of at least 1.81% to cover interest payments on its assumed indebtedness.

Regulations governing the Fund’s operation as a registered closed-end management investment company, including the asset coverage ratio requirements under the 1940 Act, affect the Fund’s ability to issue debt or preferred equity. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulations governing the Fund’s operation as a registered closed-end management investment company, including the asset coverage ratio requirements under the 1940 Act, affect the Fund’s ability to issue debt or preferred equity. The raising of debt capital may expose the Fund to risks, including the typical risks associated with leverage.

The Fund may in the future issue debt securities or preferred shares and/or borrow money from banks or other financial institutions, which the Fund refers to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of its gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue preferred shares so long as its asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of its gross assets (less all liabilities and indebtedness not represented by senior securities) to its outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of its outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of its assets declines, the Fund may be unable to satisfy this test. If that happens, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s leverage, repay a portion of its indebtedness or redeem outstanding preferred shares or debt, in each case at a time when doing so may be disadvantageous. Also, any amounts that the Fund uses to service its indebtedness or preferred dividends would not be available for distributions to its common shareholders. Furthermore, as a result of issuing senior securities, the Fund would also be exposed to typical risks associated with leverage, including an increased risk of loss. If the Fund issues preferred shares, the preferred shares would rank “senior” to common shares in its capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of its common shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might otherwise provide a premium price to holders of the Fund’s common shares or otherwise be in the Fund’s common shareholders’ best interest.

The Fund is not generally able to issue and sell its common shares at a price below its net asset value per common share, other than in connection with a rights offering to its existing shareholders. The Fund may, however, sell its common shares at a price below the then-current net asset value per common share if its Board determines that such sale is in the Fund’s and its shareholders’ best interests, and the Fund’s shareholders approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of its Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing more common shares, then the percentage ownership of its shareholders at that time will decrease, and existing shareholders may experience dilution.

The Fund’s rights under reverse repurchase agreements are subject to the effects of the bankruptcy laws in the event of the bankruptcy or insolvency of the Fund or its lenders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s rights under reverse repurchase agreements are subject to the effects of the bankruptcy laws in the event of the bankruptcy or insolvency of the Fund or its lenders.

In the event of the Fund’s insolvency or bankruptcy, certain reverse repurchase agreements may qualify for special treatment under the U.S. Bankruptcy Code, the effect of which, among other things, would be to allow the lender to avoid the automatic stay provisions of the U.S. Bankruptcy Code and to foreclose on and/or liquidate the collateral pledged under such agreements without delay. In the event of the insolvency or bankruptcy of a lender during the term of a reverse repurchase agreement, the lender may be permitted, under applicable insolvency laws, to repudiate the contract, and the Fund’s claim against the lender for damages may be treated simply as an unsecured claim. In addition, if the lender is a broker or dealer subject to the Securities Investor Protection Act of 1970, or an insured depository institution subject to the Federal Deposit Insurance Act, the Fund’s ability to exercise its rights to recover its securities under a reverse repurchase agreement or to be compensated for any damages resulting from the lenders' insolvency may be further limited by those statutes. These claims would be subject to significant delay and costs to the Fund and, if and when received, may be substantially less than the damages the Fund actually incurs.

The Fund’s hedging against changes in corporate credit risks, interest rates, and other risks, which could materially adversely affect the Fund’s business, financial condition and results of operations and its ability to pay dividends to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s hedging against changes in corporate credit risks, interest rates, and other risks, which could materially adversely affect the Fund’s business, financial condition and results of operations and its ability to pay dividends to its shareholders.

Subject to maintaining its qualification as a RIC, the Fund may pursue various hedging strategies to seek to reduce its exposure to adverse changes in corporate credit spreads and corporate credit default rates (collectively, “corporate credit risks”) and interest rates. The Fund’s hedging activity is expected to vary in scope based on the level and volatility of corporate credit spreads and interest rates, the relative cost of protection against credit defaults, the types of CLO investments held, and other changing market conditions. Hedging may fail to protect or could adversely affect the Fund because, among other things:

●	hedging of corporate credit risks and interest rates can be expensive, particularly during periods of higher and volatile credit spreads and interest rates;

●	available corporate credit risk and interest rate hedges may not correspond directly, or be correlated in the manner desired with, the credit risk and interest rate risk for which protection is sought;

●	many hedges are structured as over-the-counter contracts with counterparties whose creditworthiness is not guaranteed, raising the possibility that the hedging counterparty may default on their obligations;

●	to the extent that the creditworthiness of a hedging counterparty deteriorates, it may be difficult or impossible to terminate or assign any hedging transactions with such counterparty to another counterparty;

●	the value of derivatives used for hedging may be adjusted from time to time in accordance with accounting rules to reflect changes in market value and/or fair value. Downward adjustments (“mark-to-market losses”) would reduce the Fund’s earnings and its shareholders' equity;

●	the Fund may fail to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the assets in the portfolio being hedged;

●	the Adviser may fail to recalculate, re-adjust, and execute hedges in an efficient and timely manner; and

●	the hedging transactions may actually result in poorer overall performance for the Fund than if it had not engaged in the hedging transactions.

For these and other reasons, the Fund’s hedging activity could materially adversely affect its business, financial condition and results of operations, its ability to pay dividends to its shareholders, and its ability to maintain its qualification as a RIC.

Hedging instruments and other derivatives, including some credit default swaps, may not, in many cases, be traded on exchanges, or may not be guaranteed or regulated by any U.S. or foreign governmental authority and involve risks and costs that could result in material losses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging instruments and other derivatives, including some credit default swaps, may not, in many cases, be traded on exchanges, or may not be guaranteed or regulated by any U.S. or foreign governmental authority and involve risks and costs that could result in material losses.

Hedging instruments and other derivatives, including certain types of credit default swaps, involve risk because they may not, in many cases, be traded on exchanges or cleared on a CCP (as defined below). Consequently, for these instruments there may be less stringent requirements with respect to record keeping and compliance with applicable statutory and regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. The Adviser is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. Furthermore, the Adviser has only a limited internal credit function to evaluate the creditworthiness of its counterparties, mainly relying on its experience with such counterparties and/or their general reputation as participants in these markets. Under the terms of many of the Fund’s derivatives transaction contracts, the business failure of a derivatives transaction counterparty with whom the Fund enters into a derivatives transaction will most likely result in a default under the governing agreement. Default by a party with whom the Fund enters into a derivatives transaction may result in losses and may force the Fund to re-initiate similar derivatives transactions with other counterparties at the then-prevailing market levels. Generally, the Fund will seek to reserve the right to terminate its derivatives transactions upon a counterparty’s insolvency, but absent an actual insolvency, the Fund may not be able to terminate a derivatives transaction without the consent of the derivatives transaction counterparty, and the Fund may not be able to assign or otherwise dispose of a derivatives transaction to another counterparty without the consent of both the original derivatives counterparty and the potential assignee. If the Fund terminates a derivatives transaction, the Fund may not be able to enter into a replacement contract in order to cover its risk. There can be no assurance that a liquid secondary market will exist for derivatives transactions purchased or sold, and therefore the Fund may be required to maintain any derivatives transaction until exercise or expiration, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders. In this regard, the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives to meet the liquidity demands that derivatives can create to make payments of margin, collateral or settlement payments to counterparties. See “—The Fund’s access to financing sources may not be available on favorable terms, may be limited or completely shut off, and its lenders and derivative counterparties may require the Fund to post additional collateral.”

In addition, some portion of the Fund’s derivatives transactions may be cleared through a central counterparty clearinghouse (“CCP”), which the Fund accesses through a futures commission merchant (“FCM”). The Fund’s futures positions also are cleared with a CCP through an FCM. If an FCM that holds the Fund’s futures or cleared derivatives account were to become insolvent, the CCP will make an effort to move the Fund’s futures and cleared derivatives positions to an alternate FCM, though it is possible that no alternate FCM could be found to accept the Fund’s positions, which could result in a total cancellation of its positions in the account; in such a case, if the Fund wished to reinstate such positions, the Fund would have to re-initiate such positions with an alternate FCM. In addition, in the case of both futures and cleared derivatives, there could be knock-on effects of the Fund’s FCM’s insolvency, such as the failure of co-customers of the FCM or other FCMs of the same CCP. In such cases, there could be a shortfall in the funds available to the CCP due to such additional insolvencies and/or exhaustion of the CCP's guaranty fund that could lead to total loss of the Fund’s positions in the FCM account. Finally, the Fund faces a risk of loss (including total cancellation) of positions in the account in the event of fraud by its FCM or other FCMs of the CCP, where ordinary course remedies would not apply.

Using derivatives also subjects the Fund to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

The U.S. Commodity Futures Trading Commission (“CFTC”) and certain commodity exchanges have established limits referred to as speculative position limits or position limits on the maximum net long or net short position which any person or group of persons may hold or control in particular futures and options. Limits on trading in options contracts also have been established by the various options exchanges. It is possible that trading decisions may have to be modified and that positions held may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could materially adversely affect the Fund’s business, financial condition and results of operations and its ability to pay dividends to its shareholders.

The Fund’s use of derivatives may expose it to counterparty risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s use of derivatives may expose it to counterparty risk.

The Fund may enter into derivatives transactions that have not been cleared by a CCP. If a derivative counterparty cannot perform under the terms of the derivative contract, the Fund would not receive payments due under that agreement, the Fund may lose any unrealized gain associated with the derivative, and, in the case of a derivative used as a hedging instrument, the asset or liability being hedged would cease to be hedged by such instrument. If a derivative counterparty becomes insolvent or files for bankruptcy, the Fund may also be at risk for any collateral the Fund has pledged to such counterparty to secure its obligations under derivative contracts, and the Fund may incur significant costs in attempting to recover such collateral.

The Fund engages in short selling transactions, which may subject it to additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund engages in short selling transactions, which may subject it to additional risks.

Certain of the Fund’s hedging transactions, and occasionally its investment transactions, may be short sales or short positions. Short selling may involve selling securities that are not owned and typically borrowing the same securities for delivery to the purchaser, with an obligation to repurchase the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale may create the risk of an unlimited loss, in that the price of the underlying security might theoretically increase without limit, thus increasing the cost of repurchasing the securities. There can be no assurance that securities sold short will be available for repurchase or borrowing. Market conditions, including lower liquidity in certain asset classes and derivatives, and increased short sale restrictions imposed by regulators during periods of financial stress, could limit the Fund’s ability to execute or maintain short positions effectively.

Repurchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby exacerbating the loss, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s investments that are denominated in foreign currencies, domiciled outside the U.S., or that involve non-U.S. assets are subject to risks associated with non-U.S. investing, including in some cases foreign currency risk, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments that are denominated in foreign currencies, domiciled outside the U.S., or that involve non-U.S. assets are subject to risks associated with non-U.S. investing, including in some cases foreign currency risk, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund’s investments that are denominated in foreign currencies subject the Fund to foreign currency risk arising from fluctuations in exchange rates between such foreign currencies and the U.S. dollar. While the Fund currently attempts to hedge the vast majority of its foreign currency exposure, it may not always choose to hedge such exposure, or it may not be able to hedge such exposure. To the extent that the Fund is exposed to foreign currency risk, changes in exchange rates of such foreign currencies to the U.S. dollar could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Further, the Fund also invests in CLOs that hold non-U.S. assets, and the Fund expect that many of the CLO issuers in which it invests will be domiciled outside the United States. Investing directly or indirectly in non-U.S. issuers may expose the Fund to additional risks, including political and social instability, expropriation, imposition of foreign taxes, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, the Fund, and the CLOs in which the Fund invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

The Fund may change its current certain operating policies, investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies without notice or shareholder consent, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may change its current certain operating policies, investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies without notice or shareholder consent, which could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Other than a modification or waiver that would be deemed to be fundamental, the Board will have the authority to modify or waive its current operating policies, investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies at any time without notice to or consent from its shareholders. As a result, the types or mix of assets, liabilities, or hedging transactions in the Fund’s portfolio may be different from, and possibly riskier than, the types or mix of assets, liabilities, and hedging transactions that the Fund has historically held, or that are otherwise described in this report. A change in the Fund’s strategy may increase its exposure to corporate credit asset values, credit spreads, interest rates, and other factors. Changes in the Fund’s investment strategy may also affect its ability to qualify as a RIC or cause the Fund to determine that it is not in the best interests of the Fund and its shareholders for it to continue to qualify as a RIC. The Fund’s Board determines its investment guidelines and its operational policies, and may amend or revise the Fund’s policies, including those with respect to its acquisitions, growth, operations, indebtedness, capitalization, and dividends or approve transactions that deviate from these policies without a vote of, or notice to, its shareholders. The Fund cannot predict the effect of any changes to its current operating policies, its investment criteria and strategy, hedging strategy, and asset allocation, operational, and management policies and any such changes could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

The Fund operates in a highly competitive market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund operates in a highly competitive market.

The Fund’s profitability depends, in large part, on its ability to acquire targeted assets at favorable prices. The Fund competes with a number of entities when acquiring its targeted assets, including other registered closed-end funds, public and private funds, investment banks, business development companies, hedge funds, private credit funds, structured credit funds, distressed debt funds, and mezzanine funds. Many of the Fund’s competitors are substantially larger and have considerably more favorable access to capital and other resources than the Fund does. Furthermore, new companies with significant amounts of capital have been formed or have raised additional capital, and may continue to be formed and raise additional capital in the future, and these companies may have objectives that overlap with the Fund’s, which may create competition for assets the Fund wishes to acquire. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of assets to acquire or pay higher prices than the Fund can. The Fund also may have different operating constraints from those of its competitors including, among others, (i) tax-, legal-, or accounting-driven constraints such as those arising from its qualification as a RIC, including asset diversification and distribution requirements, (ii) restraints imposed on the Fund by the 1940 Act as a registered closed-end fund and (iii) restraints and additional costs arising from the Fund’s status as a public company. Furthermore, competition for assets in the Fund’s targeted asset classes may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. The competitive pressures the Fund faces could materially adversely affect its business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

An increase in interest rates may cause a decrease in the issuance volumes of certain of the Fund’s targeted assets, which could adversely affect its ability to acquire targeted assets that satisfy its investment objectives and to generate income and pay dividends [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An increase in interest rates may cause a decrease in the issuance volumes of certain of the Fund’s targeted assets, which could adversely affect its ability to acquire targeted assets that satisfy its investment objectives and to generate income and pay dividends.

Rising interest rates generally reduce the demand for corporate loans due to the higher cost of borrowing. A reduction in the volume of corporate loans originated may affect the volume of targeted assets available to the Fund, which could adversely affect the Fund’s ability to acquire assets that satisfy its investment objectives. If rising interest rates cause the Fund to be unable to acquire a sufficient volume of the Fund’s targeted assets with a yield that is above its borrowing cost, the Fund’s ability to satisfy its investment objectives and to generate income and pay dividends to its shareholders may be materially and adversely affected.

The Fund’s ability to pay dividends will depend on its operating results, its financial condition and other factors, and the Fund may not be able to pay dividends at a fixed rate or at all under certain circumstances [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s ability to pay dividends will depend on its operating results, its financial condition and other factors, and the Fund may not be able to pay dividends at a fixed rate or at all under certain circumstances.

The Fund intends to pay dividends to its shareholders in amounts such that the Fund distribute all or substantially all of each year's taxable income (subject to certain adjustments). This distribution policy will enable the Fund to avoid being subject to U.S. federal income tax on its RIC taxable income that the Fund distribute to its shareholders. However, the Fund’s ability to pay dividends will depend on its earnings, its financial condition and such other factors as its Board may deem relevant from time to time. The Fund will declare and pay dividends only to the extent approved by its Board.

There Are Risks And Conflicts Of Interests Associated With Performance Fee Fund Is Obligated To Pay Adviser Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are risks and conflicts of interests associated with the Performance Fee the Fund is obligated to pay the Adviser.

In addition to its Base Management Fee, the Adviser is entitled to receive the Performance Fee based, in large part, upon its achievement of targeted levels of Pre-Performance Fee Net Investment Income. The Performance Fee payable to the Adviser is based on the Fund’s Pre-Performance Fee Net Investment Income, without considering any realized or unrealized gains or losses on its investments. As a result, (i) for quarters in which a Performance Fee is payable, such Performance Fee will exceed 17.5% of the Fund’s GAAP net income if the Fund generated net realized and unrealized losses on its investments during such quarter, (ii) the Adviser could earn a Performance Fee for fiscal quarters during which the Fund generates a GAAP net loss, and (iii) the Adviser might be incentivized to manage the Fund’s portfolio using higher risk assets, using assets with deferred interest features, or using more financial leverage through indebtedness, to generate more income than would be the case if there were no Performance Fee, both of which could result in higher investment losses, especially during economic downturns.

The Performance Fee is calculated quarterly, treating each quarter in isolation. As a result, the Hurdle Amount does not accumulate from quarter to quarter, and decreases in the Fund’s Net Asset Value of Common Equity, such as those due to unrealized losses, will reduce the Hurdle Amount, potentially making it easier for the Adviser to earn a Performance Fee. The Fund will not have the ability to claw back, delay, or adjust the payment of any Performance Fee based on financial results in prior or subsequent quarters. In addition, over a series of quarters, if the Fund’s Pre-Performance Fee Net Investment Income is positive in some quarters but negative in others, it is likely, when viewing the series of quarters as a whole, for the aggregate Performance Fee payable to the Adviser to exceed 17.5% of its aggregate Pre-Performance Fee Net Investment Income.

There is also a conflict of interest related to management’s involvement in many accounting determinations (including but not limited to valuations, which affect the calculation of the Hurdle Amount, and calculations of interest income) that can affect the Fund’s Performance Fee.

Finally, because the Hurdle Rate does not float with overall interest rates, an increase in interest rates will likely make it easier for Pre-Performance Fee Net Investment Income to exceed the Hurdle Amount. The Performance Fee Catch-Up feature (which provides that if the Fund’s Pre-Performance Fee Net Investment Income for a quarter exceeds the Hurdle Amount for such quarter but is less than or equal to 121.21% of the Hurdle Amount, then 100% of the portion of the Fund’s Pre-Performance Fee Net Investment Income that exceeds the Hurdle Amount is payable to the Adviser with respect to such quarter) may also cause the Fund’s Adviser to capture a disproportionate share of any increase in the Fund’s investment income resulting from higher interest rates.

Fund Dependent On Adviser And Certain Key Personnel Of Ellington [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is dependent on the Adviser and certain key personnel of Ellington that are provided to the Fund through the Adviser and may not find a suitable replacement if the Adviser terminates the Investment Advisory Agreement or such key personnel are no longer available to the Fund.

The Fund does not have any employees of its own. The Fund’s officers are employees of Ellington or one or more of its affiliates. The Fund has no separate facilities and are completely reliant on the Adviser, which has significant discretion as to the implementation of its operating policies and execution of its business strategies and risk management practices. The Fund also depends on the Adviser’s access to the professionals of Ellington as well as information and deal flow generated by Ellington. The employees of Ellington identify, evaluate, negotiate, structure, close, and monitor the Fund’s portfolio. The departure of any of the senior officers of the Adviser, or of a significant number of investment professionals of Ellington or the inability of such personnel to perform their duties due to acts of God, pandemics such as the COVID-19 pandemic, war or other geopolitical conflict, terrorism, elevated inflation, high energy costs, social unrest, or civil disturbances, could have a material adverse effect on the Fund’s ability to achieve its objectives. The Fund can offer no assurance that the Adviser will remain investment adviser or that the Fund will continue to have access to the Adviser’s senior management. The Fund is subject to the risk that the Adviser will terminate the Investment Advisory Agreement or that the Fund may deem it necessary to terminate the Investment Advisory Agreement or prevent certain individuals from performing services for the Fund and that no suitable replacement will be found to manage the Fund.

There Are Risks And Conflicts Of Interests Associated With Base Management Fee Fund Is Obligated To Pay Adviser Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are risks and conflicts of interests associated with the Base Management Fee the Fund is obligated to pay the Adviser.

The Fund pays the Adviser a Base Management Fee based on the Fund’s Net Asset Value, regardless of the performance of the Fund’s portfolio. The Adviser's entitlement to such non-performance-based compensation might reduce its incentive to devote the time and effort of its professionals to seeking profitable opportunities for the Fund’s portfolio, which could result in worse performance for the Fund’s portfolio and could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders. Furthermore, the participation of the Adviser (including the Adviser’s investment professionals) in the Fund’s valuation process, and the financial interest of the Fund’s interested trustees in the Adviser, creates a conflict of interest as the Base Management Fee payable to the Adviser is based, in part, on the Fund’s Net Asset Value.

Board Approved Very Broad Investment Strategy And Generally Not Review Or Approve Each Decision [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Board has approved a very broad investment strategy and will generally not review or approve the decisions made by the Adviser to acquire, dispose of, or otherwise manage an asset.

The Adviser is authorized to follow a very broad strategy in pursuing the Fund’s investment objectives. While the Fund’s Board periodically reviews the Fund’s investment strategy and the Adviser’s portfolio and asset-management decisions, it generally does not review the Fund’s proposed acquisitions, dispositions, and other management decisions. In addition, in conducting periodic reviews, the Board relies primarily on information provided to them by the Adviser. Furthermore, the Adviser may arrange for the Fund to use complex strategies or to enter into complex transactions that may be difficult or impossible to unwind by the time they are reviewed by the Board. The Adviser has great latitude in determining the types of assets it may decide are proper for the Fund to acquire, and in connection with other decisions with respect to the management of those assets. Poor decisions could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Fund Competes With Ellington Other Accounts For Access To Ellington And For Opportunities To Acquire Assets Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund competes with Ellington’s other accounts for access to Ellington and for opportunities to acquire assets.

Ellington has sponsored and/or currently manages accounts with a focus that overlaps with the Fund’s investment focus and expects to continue to do so in the future. Ellington is not restricted in any way from sponsoring or accepting capital from new accounts, even for investing in asset classes or strategies that are similar to, or overlapping with, the Fund’s asset classes or strategies. Therefore, the Fund competes for access to the benefits that its relationship with the Adviser and Ellington provides the Fund. For the same reasons, the personnel of Ellington and the Adviser may be unable to dedicate a substantial portion of their time to managing the Fund’s assets.

Further, to the extent that the Fund’s targeted assets are also targeted assets of other Ellington accounts, the Fund will compete with those accounts for opportunities to acquire assets. Ellington has no duty to allocate such opportunities in a manner that preferentially favors the Fund. Ellington makes available to the Fund all opportunities to acquire assets that it determines, in its reasonable and good faith judgment, based on the Fund’s objectives, policies and strategies, and other relevant factors, are appropriate for the Fund in accordance with Ellington’s written investment allocation policy, it being understood that the Fund might not participate in each such opportunity, but will equitably participate with Ellington's other accounts in such opportunities on an overall basis.

Since many of the Fund’s targeted assets are typically available only in specified quantities and are also targeted assets for other Ellington accounts, Ellington often is not able to buy as much of any asset or group of assets as would be required to satisfy the needs of all of Ellington’s accounts. In these cases, Ellington's investment allocation procedures and policies typically allocate such assets to multiple accounts in proportion to their needs and available capital. As part of these policies, accounts that are in a “start-up” or “ramp-up” phase may get allocations above their proportion of available capital, which could work to the Fund’s disadvantage, particularly because there are no limitations surrounding Ellington's ability to create new accounts. In addition, the policies permit departure from proportional allocations under certain circumstances, for example when such allocation would result in an inefficiently small amount of the security or assets being purchased for an account, which may also result in the Fund not participating in certain allocations.

There Are Other Conflicts Of Interest In Fund Relationships With Adviser And Ellington Which Could Result In Decisions That Are Not In Best Interests Of Fund Shareholders Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are other conflicts of interest in the Fund’s relationships with the Adviser and Ellington, which could result in decisions that are not in the best interests of the Fund’s shareholders.

The Fund is subject to conflicts of interest arising out of its relationship with Ellington and the Adviser. Certain of the Fund’s executive officers and trustees are employees of Ellington or one or more of its affiliates. As a result, the Adviser and its officers may have conflicts between their duties to the Fund and their duties to, and interests in, Ellington or the Adviser. For example, Mr. Penn, the Fund’s President and Chief Executive Officer and one of the Fund’s trustees, also serves as the President and Chief Executive Officer of, and as a member of the Board of Directors of, Ellington Financial Inc., and Vice Chairman and Chief Operating Officer of Ellington. Mr. Vranos, one of the Fund’s trustees and one of the Fund’s portfolio managers, also serves as the Co-Chief Investment Officer of Ellington Financial Inc., and Chairman of Ellington. Mr. Borenstein, a managing director at Ellington and one of the Fund’s portfolio managers, Mr. Tecotzky, the Fund’s Executive Vice President, also serves as the Co-Chief Investment Officer of Ellington Financial Inc., and as Vice Chairman of Ellington. Mr. Smernoff, the Fund’s Chief Financial Officer, also serves as the Chief Accounting Officer of Ellington Financial Inc. Mr. Herlihy, the Fund’s Chief Operating Officer, also serves as the Chief Financial Officer of Ellington Financial Inc., and as a Managing Director of Ellington.

The Fund may acquire or sell assets in which Ellington or its affiliates have or may have an interest. Similarly, Ellington or its affiliates may acquire or sell assets in which the Fund has or may have an interest. Although such acquisitions or dispositions may present conflicts of interest, the Fund nonetheless may pursue and consummate such transactions. Additionally, the Fund may engage in transactions directly with Ellington or its affiliates, including the purchase and sale of all or a portion of a portfolio asset.

Acquisitions made for entities with similar objectives may be different from those made on the Fund’s s behalf. Ellington may have economic interests in, or other relationships with, others in whose obligations or securities the Fund may acquire. In particular, such persons may make and/or hold an investment in securities that the Fund acquires that may be pari passu, senior, or junior in ranking to its interest in the securities or in which partners, security holders, officers, directors, agents, or employees of such persons serve on boards of directors or otherwise have ongoing relationships. Each of such ownership and other relationships may result in securities laws restrictions on transactions in such securities and otherwise create conflicts of interest. In such instances, Ellington may, in its sole discretion, make recommendations and decisions regarding such securities for other entities that may be the same as or different from those made with respect to such securities and may take actions (or omit to take actions) in the context of these other economic interests or relationships the consequences of which may be adverse to the Fund’s interests.

In deciding whether to issue additional debt or equity securities, the Fund will rely in part on recommendations made by the Adviser. While such decisions are subject to the approval of the Board, two of the Fund’s trustees are Interested Trustees. Because the Adviser earns Base Management Fees that are based on the total amount of its equity capital, and because the Adviser earns Performance Fees that would be expected to increase should the Fund’s equity capital increase, the Adviser may have an incentive to recommend that the Fund issue additional equity securities. Future offerings of debt securities, which would rank senior to the Fund’s common shares upon liquidation, and future offerings of equity securities which would dilute the common share holdings of its existing shareholders and may be senior to its common shares for the purposes of dividend and liquidating distributions, may adversely affect the market price of the Fund’s common shares.

The officers of the Adviser and its affiliates devote as much time to the Fund as the Adviser deems appropriate; however, these officers may have conflicts in allocating their time and services among the Fund and Ellington and its affiliates' accounts. During times where there are turbulent conditions or distress in the credit markets or other times when the Fund will need focused support and assistance from the Adviser and Ellington employees, other entities that Ellington advises or manages will likewise require greater focus and attention, placing the Adviser and Ellington's resources in high demand. In such situations, the Fund may not receive the necessary support and assistance the Fund requires or would otherwise receive if Ellington or its affiliates did not act as a manager for other entities.

The Fund, directly or through Ellington, may obtain confidential information about the companies or securities in which the Fund has invested or may invest. If the Fund does possess confidential information about such companies or securities, there may be restrictions on its ability to dispose of, increase the amount of, or otherwise take action with respect to the securities of such companies. The Adviser's and Ellington’s management of other accounts could create a conflict of interest to the extent the Adviser or Ellington is aware of material non-public information concerning potential investment decisions. For example, an Ellington affiliate’s membership in a loan syndicate or on a loan borrower’s creditors’ committee could potentially prevent the Adviser from entering into a transaction involving a CLO that holds the related loan. The Fund has implemented compliance procedures and practices designed to ensure that investment decisions are not improperly made while in possession of material non-public information. There can be no assurance, however, that these procedures and practices will be effective. In addition, this conflict and these procedures and practices may limit the freedom of the Adviser to make potentially profitable investments, which could have an adverse effect on the Fund’s operations. These limitations imposed by access to confidential information could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Adviser Liability Is Limited Under Investment Advisory Agreement And Fund Has Agreed To Indemnify Adviser Against Certain Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser’s liability is limited under the Investment Advisory Agreement, and the Fund has agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.

Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to the Fund other than to render the services called for under the agreement, and it is not responsible for any action of the Fund’s Board in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to the Fund for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, the Fund has agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.

Adviser May Fail To Identify And Acquire Assets That Meet Fund Asset Criteria [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser may fail to identify and acquire assets that meet the Fund’s asset criteria or perform its responsibilities under the Investment Advisory Agreement could materially adversely affect the Fund’s business, financial condition and results of operations, its ability to pay dividends to its shareholders, and its ability to maintain its qualification as a RIC.

The Fund’s ability to achieve its objectives depends on the Adviser’s ability to identify and acquire assets that meet the Fund’s asset criteria. Accomplishing the Fund’s objectives is largely a function of the Adviser’s structuring of the Fund’s investment process, its access to financing on acceptable terms, and general market conditions. The Fund’s shareholders do not have input into the investment decisions. All of these factors increase the uncertainty, and thus the risk, of investing in the Fund’s common shares. The senior management team of the Adviser has substantial responsibilities under the Investment Advisory Agreement. In order to implement certain strategies, the Adviser may need to hire, train, supervise, and manage new employees successfully. Any failure to manage the Fund’s future growth effectively could materially adversely affect its business, financial condition and results of operations, its ability to pay dividends to its shareholders and its ability to maintain its qualification as a RIC.

If Adviser Ceases To Be Adviser Or One Or More Of Adviser's Key Personnel Ceases To Provide Services To Fund Fund Lenders And Its Derivative Counterparties May Cease Doing Business With Fund Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Adviser ceases to be the Adviser or one or more of the Adviser's key personnel ceases to provide services to the Fund, the Fund’s lenders and its derivative counterparties may cease doing business with the Fund.

If the Adviser ceases to be the Adviser, including upon the non-renewal of the Investment Advisory Agreement, or if one or more of the Adviser’s key personnel cease to provide services for the Fund, it could constitute an event of default or early termination event under many of the Fund’s reverse repurchase agreement financing and derivative hedging agreements, upon which the relevant counterparties would have the right to terminate their agreements with the Fund. If the Adviser ceases to be the Adviser for any reason, including upon the non-renewal of its Investment Advisory Agreement, and the Fund is unable to obtain or renew financing or enter into or maintain derivative transactions, it could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Fund Does Not Own Ellington Brand Or Trademark But May Use Brand And Trademark As Well As Its Logo Pursuant To Terms Of License Granted By Ellington Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund does not own the Ellington brand or trademark but may use the brand and trademark as well as its logo pursuant to the terms of a license granted by Ellington.

Ellington has licensed the “Ellington” brand, trademark, and logo to the Fund for so long as the Adviser or another affiliate of Ellington continues to act as its investment adviser. The Fund does not own the brand, trademark, or logo that the Fund will use in its business and may be unable to protect this intellectual property against infringement from third parties. Ellington retains the right to continue using the “Ellington” brand and trademark. The Fund will further be unable to preclude Ellington from licensing or transferring the ownership of the “Ellington” brand and trademark to third parties, some of whom may compete against the Fund. Consequently, the Fund will be unable to prevent any damage to goodwill that may occur as a result of the activities of Ellington or others. Furthermore, in the event the Adviser or another affiliate of Ellington ceases to act as the Fund’s investment adviser, or in the event Ellington terminates the license, the Fund will be required to change its name and trademark. Any of these events could disrupt the Fund’s recognition in the marketplace, damage any goodwill the Fund may have generated, and otherwise harm its business. Finally, the license is a domestic license in the United States only and does not give the Fund any right to use the “Ellington” brand, trademark, and logo overseas even though the Fund expects to use the brand, trademark, and logo overseas. The Fund’s use of the “Ellington” brand, trademark and logo overseas will therefore be unlicensed and could expose the Fund to a claim of infringement.

Common Shares Of Closed End Management Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common shares of closed-end management investment companies have in the past traded at discounts to their Net Asset Values, for sustained periods of time, and there can be no assurance that the market price of the Fund’s common shares will not decline below the Fund’s net asset value per common share.

Common shares of closed-end management investment companies have in the past traded at discounts to their Net Asset Values and the Fund’s stock may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that the Fund’s net asset value per common share may decline. The Fund cannot predict whether its common shares will trade above, at, or below its Net Asset Value. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell common shares purchased in an offering soon after such offering. In addition, if the Fund’s common shares trade below its Net Asset Value, the Fund will not be able to sell additional common shares to the public at its market price except (i) in connection with a rights offering to the Fund’s existing shareholders, (ii) with the consent of the majority of the Fund’s shareholders, (iii) upon the conversion of a convertible security in accordance with its terms or (iv) under such circumstances as the SEC may permit.

Fund Shareholders May Not Receive Dividends Or Dividends May Not Grow Over Time Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s shareholders may not receive dividends or dividends may not grow over time.

The declaration, amount, nature, and payment of any future dividends on the Fund’s common shares are at the sole discretion of its Board. Under Delaware law, cash dividends on a company’s capital stock may only be paid if, after payment, the company will be able to pay its debts as they become due in the ordinary course of business; and the company’s assets will be greater than its liabilities, plus, unless the charter permits otherwise, the amount that would be needed, if the company were to be dissolved at the time of the distribution, to satisfy the preferential rights upon dissolution of shareholders whose preferential rights on dissolution are superior to those receiving the distribution. Further, even if the Fund is permitted to pay a dividend under Delaware law, the Fund may not have sufficient cash to pay dividends on its common shares. In addition, in order to preserve the Fund’s liquidity, its Board may not declare a dividend at all or declare all or any portion of a dividend to be payable in stock, may delay the record date or payment date for any previously declared, but unpaid, dividend, convert a previously declared, but unpaid, cash dividend on the Fund’s common shares to a dividend paid partially or completely in common shares, or even revoke a declared, but unpaid, dividend.

The Fund’s ability to pay dividends may be impaired if any of the risks described in this prospectus, or any of the Fund’s other periodic or current reports filed with the SEC, were to occur. In addition, payment of dividends depends upon the Fund’s earnings, liquidity, financial condition, the RIC distribution requirements, its financial covenants, and other factors that the Board may deem relevant from time to time. There can be no assurance that the Fund’s business will generate sufficient cash flow from operations or that future borrowings or other capital will be available to the Fund in an amount sufficient to enable the Fund to make distributions on its common shares, to pay its indebtedness, or to fund other liquidity needs. The Board will continue to assess the dividend rate on its common shares on an ongoing basis, as market conditions and its financial position continue to evolve. The Board is under no obligation to declare any dividend distribution. There can be no assurance that the Fund will achieve results that will allow it to pay a specified level of dividends or to increase dividends from one period to the next.

An Increase In Interest Rates May Have Adverse Effect On Market Price Of Fund Common Shares And Its Ability To Pay Dividends To Its Shareholders Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An increase in interest rates may have an adverse effect on the market price of the Fund’s common shares and its ability to pay dividends to its shareholders.

One of the factors that investors may consider in deciding whether to buy or sell the Fund’s common shares is its dividend rate (or expected future dividend rate) as a percentage of its common share price, relative to market interest rates. If market interest rates increase or do not decline from their current levels, prospective investors may demand a higher dividend rate on the Fund’s common shares or seek alternative investments paying higher dividends or interest. There can be no assurance that the Fund will achieve results that will allow it to increase its dividend rate in response to market interest rate increases. As a result, interest rate fluctuations and capital market conditions can affect the market price of the Fund’s common shares independent of the effects such conditions may have on its portfolio. For instance, if interest rates rise without an increase in the Fund’s dividend rate, the market price of its common shares could decrease because potential investors may require a higher dividend yield on its common shares as market rates on interest-bearing instruments such as bonds rise. In addition, to the extent the Fund has variable rate debt, such as its reverse repurchase agreement financing, rising interest rates would result in increased interest expense on this variable rate debt, which might not be offset by increased interest income, and thereby adversely affecting the Fund’s cash flow and its ability to service its indebtedness and pay dividends to its shareholders.

Investing In Fund Common Shares Involves High Degree Of Risk Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in the Fund’s common shares involves a high degree of risk.

The assets the Fund purchase in accordance with its objectives may result in a higher amount of risk than other alternative asset acquisition options. The assets the Fund acquires may be highly speculative and aggressive and may be subject to a variety of risks, including credit risk, prepayment risk, interest rate risk, and market risk. As a result, an investment in the Fund’s common shares may not be suitable for investors with lower risk tolerance.

If Fund Issues Preferred Shares Debt Securities Or Convertible Debt Securities Net Asset Value Of Its Common Shares May Become More Volatile Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund issues preferred shares, debt securities or convertible debt securities, its net asset value per common share may become more volatile.

The Fund cannot assure shareholders that the issuance of preferred shares and/or debt securities would result in a higher yield or return to the shareholders. The issuance of preferred shares, debt securities and/or convertible debt would likely cause the Fund’s net asset value per common share to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to approach the net rate of return on the Fund’s investment portfolio, the benefit of leverage to shareholders would be reduced. If the dividend rate on the preferred shares, or the interest rate on the debt securities, were to exceed the net rate of return on the Fund’s portfolio, the use of leverage would result in a lower rate of return to shareholders than if the Fund had not issued the preferred shares or debt securities. Any decline in the value of its investment would be borne entirely by the holders of the Fund’s common shares. Therefore, if the market value of the Fund’s portfolio were to decline, the leverage would result in a greater decrease in the Fund's net asset value per common share than if the Fund were not leveraged through the issuance of preferred shares.

There is also a risk that, in the event of a sharp decline in the value of its net assets, the Fund would be in danger of: (i) failing to maintain the required asset coverage ratios which may be required by the preferred shares, debt securities, convertible debt or units, or by the 1940 Act; (ii) a downgrade in the ratings of the preferred shares, debt securities, convertible debt or units, if such instruments were rated; or (iii) the Fund’s current investment income not being sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. If the Fund does not maintain its required asset coverage ratios, the Fund may not be permitted to declare dividends which could violate its distribution requirements and fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In order to counteract such an event, the Fund might need to liquidate investments in order to fund redemption of some or all of the preferred shares, debt securities or convertible debt. In addition, the Fund would pay (and the holders of its common shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, debt securities, convertible debt or any combination of these securities. Holders of preferred shares, debt securities or convertible debt may have different interests than holders of common shares and may, at times, have disproportionate influence over the Fund’s affairs.

Holders Of Any Preferred Shares That Fund May Issue Would Have Right To Elect Members Of Board And Have Class Voting Rights On Certain Matters Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Holders of any preferred shares that the Fund may issue would have the right to elect members of the Board and have class voting rights on certain matters.

The 1940 Act requires that holders of shares of preferred shares must be entitled as a class to elect two trustees at all times and to elect a majority of the trustees if dividends on such preferred shares are in arrears by two years or more, until such arrearage is eliminated. In addition, certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares, including changes in fundamental investment restrictions and conversion to open-end status and, accordingly, preferred shareholders could veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of the Fund’s common shares and preferred shares, both by the 1940 Act and by requirements imposed by rating agencies, might impair the Fund’s ability to maintain its tax treatment as a RIC for U.S. federal income tax purposes.

Credit Rating Assigned By Rating Agency To Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A downgrade, suspension or withdrawal of any future credit rating assigned by a rating agency to the Fund or any future issuances of preferred shares or debt securities, if any, or change in the debt markets could cause the liquidity or market value of the Fund’s preferred shares or debt securities to decline significantly.

Any credit rating to the Fund would be an assessment by rating agencies of the Fund’s ability to pay its debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of any issuances of preferred shares or debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Fund’s preferred shares and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither the Fund nor any underwriter undertakes any obligations to obtain or maintain any credit ratings or to advise holders of its preferred shares or debt securities of any changes in any credit ratings. There can be no assurance that any credit ratings will be assigned to the Fund or remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Fund’s preferred shares and debt securities.

Fatca Withholding May Apply To Payments To Certain Foreign Entities Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Fund’s securities to a foreign financial institution (“FFI”), or non-financial foreign entity (“NFFE”) (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under FATCA. This withholding tax may apply to certain payments of interest on the Fund’s debt securities or dividends on its shares unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any of the Fund’s debt securities or shares are held, the holder could be subject to this 30% withholding tax in respect of any interest paid on its debt securities or dividends on its shares. Investors should consult their own tax advisors regarding FATCA and how it may affect an investment in the Fund’s securities.

Fund Has Limited Prior Operating History As Closed End Investment Company Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund has a limited prior operating history as a closed-end investment company.

The Fund was recently reorganized as an externally managed, non-diversified, closed-end management investment company with a limited prior operating history as such. As a result, the Fund’s current and historical financial information may not be suitable for evaluating an investment in the Fund as a closed-end management investment company. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of an investment in the Fund could decline substantially or become worthless. As the Fund finalizes the rotation of its investment portfolio out of agency mortgage-backed securities and into CLOs, the Fund could invest some of its capital in temporary investments, including, but not limited to, cash and cash equivalents, which the Fund expects will have returns substantially lower than the returns that the Fund anticipates earning from investments in CLO securities and related investments.

From January 1, 2024 through March 31, 2025, the Fund operated as a C-Corporation and focused on investments in both corporate collateralized loan obligations and agency mortgage-backed securities. Prior to January 1, 2024, the fund operated as a real estate investment trust focusing on agency mortgage-backed securities.

Fund Shareholders’ Ability To Control Fund Operations Is Severely Limited Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s shareholders’ ability to control the Fund’s operations is severely limited.

The Board has approval rights with respect to the Fund’s major strategies, including strategies regarding investments, financing, growth, debt capitalization, compliance with the 1940 Act, RIC qualification and distributions. The Board may amend or revise these and other strategies without a vote of its shareholders, subject to such amendments or revisions not being fundamental.

Certain Provisions Of Delaware Statutory Trust Act And Fund Declaration Of Trust [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain provisions of the Delaware Statutory Trust Act and the Fund’s Declaration of Trust and Bylaws could deter takeover attempts and have an adverse impact on the price of its common shares.

The Delaware Statutory Trust Act, the Fund’s declaration of trust and its bylaws contain provisions that may have the effect of discouraging a third party from making an acquisition proposal for the Fund. The Control Share Statute is a provision of the Delaware Statutory Trust Act that limits the voting rights of shares held in excess of certain specified thresholds. See “Description of the Fund’s Securities—Certain Aspects of the Delaware Control Share Statute.” In addition, certain provisions in the Declaration of Trust impose limits on the rights of shareholders with respect to bringing claims against or on behalf of the Fund. See “Description of the Fund’s Securities—Anti-Takeover Provisions in the Declaration of Trust.” Further, the Fund’s bylaws contain a provision requiring advance notice of shareholder nominees for trustee.

Notwithstanding the foregoing, through the inclusion of Section 10.10 in the Declaration of Trust, the Fund has categorically exempted all acquisitions of its shares from the application of the Control Share Statute and therefore effectively “opted-out” of the Control Share Statute.

Fund Authorized But Unissued Common And Preferred Shares May Prevent Change In Its Control Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s authorized but unissued common and preferred shares may prevent a change in its control.

The Fund’s declaration of trust authorizes the Fund to issue an unlimited number of shares, including common shares and preferred shares. In addition, the Board, without shareholder approval, may classify or reclassify any unissued common shares or preferred shares, may set the preferences, rights and other terms of the classified or reclassified shares and, with respect to the establishment of the terms of such preferred shares, may amend the declaration of trust as they deem necessary or appropriate. As a result, among other things, the Board may establish a class or series of common shares or preferred shares that could delay or prevent a transaction or a change in control of the Fund that might involve a premium price for its common shares or otherwise be in the best interests of its shareholders.

Fund Rights And Rights Of Its Shareholders To Take Action Against Its Trustees And Officers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s rights and the rights of its shareholders to take action against its trustees and officers or against the Adviser or Ellington are limited, which could limit shareholders’ recourse in the event actions are taken that are not in shareholders’ best interests.

The Fund’s declaration of trust limits the liability of its present and former trustees and officers to the Fund and its shareholders or any other person or entity for money damages other than liability arising from (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his or her position. The Fund’s declaration of trust limits the liability of the Fund’s present and former trustees and officers to the maximum extent permitted under applicable law.

The Fund’s declaration of trust requires the Fund to indemnify each of its present and former trustees and officers against any liabilities and expenses incurred in connection with actions taken by such trustee or officer in those capacities except with respect to any matter as to which he or she has not acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which he or she had reasonable cause to believe that the conduct was unlawful and provided that no trustee or officer shall be indemnified against any liability to any person or entity or any expense of such trustee or officer arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his or her position. Further, no indemnification shall be made unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction that such trustee or officer is entitled to indemnification or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of trustees who are neither “Interested Persons” (as defined in the 1940 Act) of the Trust nor parties to the proceeding, that such trustee or officer is entitled to indemnification, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that such trustee or officer should be entitled to indemnification. The Fund’s declaration of trust requires indemnification of the Fund’s present and former trustees and officers to the maximum extent permitted under applicable law. In addition, the Fund is obligated to pay or reimburse the expenses incurred by its present and former trustees and officers if certain conditions are satisfied.

As a result, the Fund and its shareholders may have more limited rights against its present and former trustees and officers than might otherwise exist absent the current provisions in its declaration of trust or that might exist with other companies, which could limit recourse available to shareholders in the event actions are taken that are not in shareholders’ best interest.

Fund Declaration Of Trust Contains Provisions That Make Removal Of Its Trustees Difficult Which Could Make It Difficult For Its Shareholders To Effect Changes To Its Management Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s declaration of trust contains provisions that make removal of its trustees difficult, which could make it difficult for its shareholders to effect changes to its management.

The Fund’s declaration of trust provides that, subject to the rights of holders of any series of preferred shares, a trustee may be removed only for cause, and only by action taken by a majority of the remaining Trustees. Vacancies generally may be filled only by a majority of the remaining trustees in office, even if less than a quorum, for the full term of the class of trustees in which the vacancy occurred. These requirements make it more difficult to change the Fund’s management by removing and replacing trustees and may prevent a change in its control that is in the best interests of its shareholders.

Fund Is Subject To Risk Of Legislative And Regulatory Changes Impacting Its Business Or Markets In Which Fund Invests Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to the risk of legislative and regulatory changes impacting its business or the markets in which the Fund invests.

Legal and regulatory changes. Legal and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations that could adversely affect the Fund may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve and the other Central Banks, other banking regulators, other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States and the countries which they operate in. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the investment team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of an investment in the Fund.

Relief from Registration as Commodity Pool Operator. With respect to the Fund’s operation, the Adviser has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC Rule 4.5, which imposes certain commodity interest trading restrictions on the Fund. These trading restrictions permit the Fund to engage in commodity interest transactions that include: (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and option premiums; and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, (a) the sum of the amount of initial margin and premiums required to establish the Fund’s commodity interest positions would exceed 5% of its liquidation value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest positions would exceed 100% of its liquidation value, after taking into account unrealized profits and unrealized losses on any such positions. In addition to meeting one of the foregoing trading limitations, interests in the Fund may not be marketed as or in a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

In the event the Fund fails to qualify the Adviser for the exclusion, and the Adviser is required to register as a “commodity pool operator” in connection with serving as its investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, its expenses may increase. The Fund currently intends to operate in a manner that would permit the Adviser to continue to claim such exclusion.

Derivative Investments. The derivative investments in which the Fund may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” require certain standardized derivatives to be executed on a regulated market and cleared through a CCP, which may result in increased margin requirements and costs for the Fund. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in the Fund and its counterparties posting higher margin amounts for uncleared derivatives.

The “Derivatives Rule” (i.e., Rule 18f-4 under the 1940 Act) regulates and, in some cases limits, the use of derivatives, reverse repurchase agreements, and certain other transactions by funds registered under the 1940 Act. Unless the Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, the Fund is required to establish a comprehensive Derivatives Risk Management Program, to comply with certain value-at-risk based leverage limits and reporting requirements, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding the Fund’s derivatives positions. Even if the Fund did qualify as a limited derivatives user, the Derivatives Rule would still require the Fund to have policies and procedures to manage its derivatives risk and limit its derivatives exposure. Under the Derivatives Rule, when the Fund trades reverse repurchase agreements or similar financing transactions, the Fund needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating its asset coverage ratio or treat all such transactions as derivatives transactions. The Derivatives Rule also provides special treatment for reverse repurchase agreements and similar financing transactions. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. The Fund has elected to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions.” See “Summary—Financing and Hedging Strategy—Derivative Transactions.”

The SEC also has provided guidance in connection with the Derivatives Rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the Derivatives Rule. Furthermore, under the Derivatives Rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time the Fund enters into such agreement, that the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may increase the cost of the Fund’s investments and cost of doing business.

European Credit Derivatives. Furthermore, the E.U. Regulation No 648/2012 on over the counter (“OTC”) derivatives, central counterparties and trade repositories (also known as the European Market Infrastructure Regulation (“EMIR”), which came into force on 16 August 2012, introduced uniform requirements in respect of OTC derivative transactions by requiring certain “eligible” OTC derivative transactions to be submitted for clearing to regulated central clearing counterparties and by mandating the reporting of certain details of derivative transactions to trade repositories. In addition, EMIR imposes requirements for appropriate procedures and arrangements to measure, monitor and mitigate operational and counterparty credit risk in respect of OTC derivatives contracts which are not subject to mandatory clearing. These requirements include the exchange of margin and, where initial margin is exchanged, its segregation by the parties, including by the Fund. While many of the obligations under EMIR have already come into force, the requirement to submit certain OTC derivative transactions to central clearing counterparties and the margin requirements for non- cleared OTC derivative transactions are subject to a staggered implementation timeline. It is not yet fully clear how the OTC derivatives market will adapt to the new regulatory regime. Accordingly, it is difficult to predict the full impact of EMIR on the Fund, which may include an increase in the overall costs of entering into and maintaining OTC derivative contracts. Prospective investors should be aware that the regulatory changes arising from EMIR and other similar regulations may in due course adversely affect the Fund’s ability to adhere to its hedging policy and achieve its objectives.

Volcker Rule. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund (“covered funds”), which has been broadly defined in a way which could include many CLOs. Although certain CLOs are exempt from “covered fund” status and amendments to the Volcker Rule have eased the ability of CLOs to meet those exemptions, any future changes to the Volcker Rule that further limit banking entities’ ability to invest in CLOs may adversely affect the market value or liquidity of any or all of the investments held by the Fund. It is uncertain how any future changes to the Volcker Rule could impact the Fund.

U.S. Risk Retention. In 2014, pursuant to the Dodd-Frank Act, U.S. federal regulators adopted joint final rules (the “U.S. Risk Retention Rules”) implementing certain credit risk retention requirements which generally require the “securitizer” of an asset-backed security to retain an exposure to certain credit risk in the securitization for a certain period of time. However, in 2018, a federal court of appeals interpreting the credit risk retention requirements in the Dodd-Frank Act held that open market CLO collateral managers are not securitizers subject to the U.S. Risk Retention Rules. Therefore, CLO collateral managers of open market CLOs are not required to hold retained interests in those CLOs, and they may dispose of any retained interest they may hold at any time. This could reduce the alignment of interests between managers and noteholders, including the Fund, potentially influencing management decisions in ways that are adverse to the Fund. See “—The Fund’s CLO investments are exposed to the misalignment of the interests of CLO collateral managers with the interests of CLO investors, such as the Fund.”

EU/UK Risk Retention. Regulators in the European Union (EU) and the United Kingdom (UK) have imposed significant securitization-related regulations (collectively, the “Securitization Regulations”).

Pursuant to the Securitization Regulations, sponsors of CLOs issued in the EU or UK (collectively, “European CLOs”) are required to retain a material net economic interest in such securitizations (“risk retention”), and such sponsors are also subject to various disclosure-related obligations. To the extent that the Securitization Regulations relating to CLO sponsors or managers (including risk retention requirements) are made less stringent or rescinded, the sponsors or managers of European CLOs may have reduced incentives to prioritize the interests of CLO investors, which may increase the risk of poor performance or default because of less careful construction or management of the underlying loan portfolios; this could also limit investor confidence in such CLOs. To the extent that the Securitization Regulations relating to sponsors or managers are made more stringent, sponsors could be dissuaded from sponsoring new European CLOs, which could limit the available supply of such CLOs. Pursuant to the Securitization Regulations, EU-based or UK-based investors purchasing certain securitizations (including CLOs) are required, prior to purchasing interests in such securitizations, to carry out due diligence assessments relating to the credit risks and other material risks of such interests (including verifying that such securitizations comply with risk retention), and such investors are also subject to various monitoring obligations related to the ongoing performance and risks of such interests. To the extent that the Securitization Regulations relating to EU-based or UK-based investors are made more stringent, such investors may be dissuaded from investing in (or maintaining their investments in) CLOs, which could adversely affect the price and liquidity of such CLOs.

European CLOs are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent the Fund invests in CLO securities that have not been structured to comply with the Securitization Regulations, the price and liquidity of such securities may be adversely affected.

Sec Staff Could Modify Its Position On Certain Non Traditional Investments Including Investments In Clo Securities Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.

The staff of the SEC (and other regulators, including the European Securities and Markets Authority (“ESMA”)) from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities by the SEC or ESMA, as applicable, could adversely impact the Fund’s ability to implement its investment strategy and/or its ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on the Fund’s shareholders, its financial condition and/or its results of operations. The Fund is unable at this time to assess the likelihood or timing of any such regulatory development.

Fund May Experience Fluctuations In Its Net Asset Value And Quarterly Operating Results Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may experience fluctuations in its Net Asset Value and quarterly operating results.

The Fund could experience fluctuations in its Net Asset Value from month to month and in its quarterly operating results due to a number of factors, including the timing of distributions to its shareholders, fluctuations in the value of the CLO securities that the Fund hold, its ability or inability to make investments that meet its investment criteria, the interest and other income earned on its investments, the level of its expenses (including the interest or dividend rate payable on the debt securities or preferred shares the Fund issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, the Fund’s Net Asset Value and results for any period should not be relied upon as being indicative of its Net Asset Value and results in future periods.

Investment In Fund Has Various U Point S Point Federal State And Local Income Tax Risks Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in the Fund has various U.S. federal, state, and local income tax risks.

The Fund strongly urges investors to consult their own tax advisors concerning the effects of U.S. federal, state, and local income tax law on an investment in the Fund’s common shares.

Fund Will Be Subject To Corporate Level U Point S Point Federal Income Tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.

The U.S. federal income tax laws governing RICs are complex, and interpretations of the U.S. federal income tax laws governing qualification as a RIC are limited. Qualifying as a RIC requires the Fund to meet various tests regarding the nature of its assets, its income and the amount of its distributions on an ongoing basis. The Fund’s ability to satisfy the RIC asset and income tests depends upon the characterization and fair market values of its assets, many of which are not precisely determinable, and for which the Fund may not obtain independent appraisals. The Fund’s compliance with the RIC asset and income tests and the accuracy of its tax reporting to shareholders also depend upon its ability to successfully manage the calculation and composition of its taxable income and its assets on an ongoing basis. Even a technical or inadvertent mistake could jeopardize the Fund’s RIC status. Under certain circumstances, the Fund may be able to cure a failure to meet the RIC asset and income tests if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that it will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, it generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to its shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if it distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to its shareholders. If the Fund fails to qualify or to maintain its qualification as a RIC in any calendar year, it would be required to pay U.S. federal income tax (and any applicable state and local taxes) on its taxable income at regular corporate rates, and dividends paid to its shareholders would not be deductible by the Fund in computing its taxable income (although such dividends received by certain non-corporate U.S. taxpayers generally would be subject to a preferential rate of taxation). Further, if the Fund fails to maintain its qualification as a RIC, it might need to borrow money or sell assets in order to pay any resulting tax. The Fund’s payment of income tax would decrease the amount of its income available for distribution to its shareholders and could adversely affect the value of its common shares. Furthermore, if the Fund fails to maintain its qualification as a RIC, it no longer would be required under U.S. federal tax laws to distribute substantially all of its taxable income to its shareholders.

Fund Investments May Result In Fund Incurring Tax Or Recognizing Taxable Income Prior To Receiving Cash Distributions Related To Such Income Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments may result in the Fund incurring tax or recognizing taxable income prior to receiving cash distributions related to such income.

The tax implications of the corporate CLOs in which the Fund invests are complex and, in some circumstances, unclear. In particular, the Fund may recognize taxable income on certain of its CLO investments without the concurrent receipt of cash.

The Fund expects that most of its investments in securities will be marked to market for tax purposes pursuant to its election under Section 475(f) of the Code (see “—The Fund has made a mark-to-market election under Section 475(f) of the Code.”), regardless of whether the investments are generating cash flow. For any of the Fund’s investments that are not marked to market for tax purposes, such as certain CLO equity investments, the tax implications of such investments are often complex and, in some circumstances, unclear, which could also cause the Fund to recognize taxable income on such investments without the concurrent receipt of cash. If the Fund holds 10% or more (by vote or value) of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to its pro rata share of the corporation’s “subpart F income” for the tax year (including both ordinary earnings and capital gains). Treasury Regulations generally treat the Fund’s income inclusion with respect to a CFC as qualifying income for purposes of determining its ability to be subject to tax as a RIC if either (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. If the Fund fails to qualify or maintain its qualification for tax treatment as a RIC under Subchapter M of the Code for any reason, the Fund would be required to pay U.S. federal income tax on its taxable income at regular corporate rates, which could substantially reduce the Fund’s net assets, as well as the amount of income available for distributions, and the amount of such distributions, to the Fund’s shareholders and for payments to the holders of the Fund’s other equity securities or obligations. See “—The Fund will be subject to corporate-level U.S. federal income tax if it is unable to maintain its RIC status under Subchapter M of the Code, which could adversely affect the value of its common shares and could substantially reduce the cash available for distribution to its shareholders.”

Because the annual RIC distribution requirements are based on the RIC’s taxable income as opposed to the cash flow received by the RIC, if the Fund recognizes taxable income on its investments in excess of the cash either received from such investments or otherwise maintained on hand by the Fund, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities to satisfy the RIC distribution requirements. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Fund Has Made Mark To Market Election Under Section Four Seven Five (F) Of Code Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund has made a mark-to-market election under Section 475(f) of the Code.

The Fund has made an election under Section 475(f) of the Code to mark its securities to market. There are limited authorities under Section 475(f) of the Code as to what constitutes a trader for U.S. federal income tax purposes. Under other sections of the Code, the status of a trader in securities depends on all of the facts and circumstances, including the nature of the income derived from the taxpayer’s activities, the frequency, extent and regularity of the taxpayer's securities transactions, and the taxpayer’s investment intent. There can be no assurance that the Fund will continue to qualify as a trader in securities eligible to make a mark-to-market election. The Fund has not received, nor is it seeking, an opinion from counsel or a ruling from the IRS regarding its qualification as a trader. If the qualification for, or the Fund’s application of, such election were successfully challenged by the IRS, in whole or in part, it could, depending on the circumstances, result in retroactive (or prospective) changes in the amount or timing of recognized gross income, and potentially jeopardize its RIC qualification. If the IRS were to successfully challenge the treatment or timing of recognition of its securities, the Fund could fail to maintain its qualification as a RIC. Finally, mark-to-market gains and losses could cause volatility in the amount of its taxable income. For instance, the mark-to-market election could generate losses in one taxable year that the Fund is unable to use to offset taxable income, followed by mark-to-market gains in a subsequent taxable year that force the Fund to make additional distributions to its shareholders. Hence, the mark-to-market gains and losses could cause the Fund to distribute more dividends to its shareholders in a particular period than would otherwise be desirable from a business perspective.

Complying With Ric Requirements May Cause Fund To Forgo Or Liquidate Otherwise Attractive Investments Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complying with RIC requirements may cause the Fund to forgo or liquidate otherwise attractive investments.

To maintain its qualification as a RIC, the Fund must continually satisfy various tests regarding the sources of its income, the nature and diversification of its assets and the amounts it distributes to its shareholders. In order to meet these tests, the Fund may be required to forgo investments it might otherwise make. It may be required to pay dividends to shareholders at disadvantageous times or when it does not have funds readily available for distribution and may be unable to pursue investments that would be otherwise advantageous to the Fund in order to satisfy the source of income or asset diversification requirements for qualifying as a RIC. Thus, compliance with the RIC requirements may hinder the Fund’s investment performance.

Fund Ellington Or Its Affiliates May Be Subject To Adverse Legislative Regulatory Or Public Policy Changes Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund, Ellington, or its affiliates may be subject to adverse legislative, regulatory or public policy changes.

At any time, U.S. federal, state, local, or foreign laws or regulations that impact the Fund’s business, or the administrative interpretations of those laws or regulations, may be enacted or amended.

The Fund cannot predict when or if any new law, regulation, or administrative interpretation, or any amendment to or repeal of any existing law, regulation, or administrative interpretation, will be adopted or promulgated or will become effective. Additionally, the adoption or implementation of any new law, regulation, or administrative interpretation, or any revisions in or repeals of these laws, regulations, or administrative interpretations, could cause the Fund to change its portfolio, could constrain its strategy, or increase its costs. The Fund could be adversely affected by any change in or any promulgation of new law, regulation, or administrative interpretation.

In addition, political leaders in the U.S. and certain foreign countries have recently been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate certain existing trade agreements with foreign countries. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the Fund’s performance.

Changes in U.S. federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections and otherwise, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The Fund cannot predict the ultimate impact of the foregoing on it, its business and investments, or the industries in which it invests generally, and any prolonged uncertainty could also have an adverse impact on the Fund and its investment objectives. Future changes may adversely affect the Fund’s operating environment, including through increasing competition, and therefore its business, operating costs, financial condition and results of operations. Further, an extended federal government shutdown resulting from failing to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending, and liquidity of capital markets.

Fund Failure To Procure Adequate Funding And Capital Would Adversely Affect Fund Results And May In Turn Negatively Affect Value Of Its Common Shares And Its Ability To Pay Dividends To Its Shareholders Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s failure to procure adequate funding and capital would adversely affect the Fund’s results and may, in turn, negatively affect the value of its common shares and its ability to pay dividends to its shareholders.

The Fund depends upon the availability of adequate funding and capital for its operations. To maintain its status as a RIC, the Fund is required to distribute to its shareholders at least 90% of its RIC taxable income annually, which generally includes ordinary income (e.g. dividends and interest) and net short-term capital gains. As a result, the Fund is not able to retain much or any of its earnings for new investments. There can be no assurance that any, or sufficient, funding or capital will be available to the Fund in the future on terms that are acceptable to the Fund. The Fund’s access to external capital will depend upon a number of factors, including the market price of its common shares, the market’s perception of its financial condition and potential future earnings, and general market conditions. In the event that the Fund cannot obtain sufficient funding and capital on acceptable terms, there may be a negative impact on the value of its common shares and the Fund’s ability to pay dividends to its shareholders, and shareholders may lose part or all of their investment.

Fund Ellington Or Its Affiliates May Be Subject To Regulatory Inquiries And Proceedings Or Other Legal Proceedings Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund, Ellington, or its affiliates may be subject to regulatory inquiries and proceedings, or other legal proceedings.

At any time, industry-wide or company-specific regulatory inquiries or proceedings can be initiated, and the Fund cannot predict when or if any such regulatory inquiries or proceedings will be initiated that involve the Fund or Ellington or its affiliates, including the Adviser. The Fund believes that the heightened scrutiny of the financial services industry increases the risk of inquiries and requests from regulatory or enforcement agencies. For example, as discussed under the caption “Investment Objective, Opportunities and Principal Strategies—Legal Proceedings”, over the years, Ellington and its affiliates have received, and the Fund expects in the future that the Fund and they may receive, inquiries and requests for documents and information from various federal, state, and foreign regulators.

The Fund can give no assurances that, whether the result of regulatory inquiries or otherwise, neither the Fund nor Ellington nor its affiliates will become subject to investigations, enforcement actions, fines, penalties or the assertion of private litigation claims. If any such events were to occur, the Fund, or the Adviser's ability to perform its obligations to the Fund under the Investment Advisory Agreement between the Fund and the Adviser, or Ellington's ability to perform its obligations to the Adviser under the services agreement between Ellington and the Adviser, could be materially adversely impacted, which could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.

Market For Fund Common Shares May Be Limited And Price And Trading Volume Of Its Common Shares May Be Volatile Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The market for the Fund’s common shares may be limited, and the price and trading volume of its common shares may be volatile.

While the Fund’s common shares are listed on the NYSE, such listing does not provide any assurance as to whether or not the market price reflects its actual financial performance, the liquidity of its stock, a holder's ability to sell its stock and/or at what price such holder could sell its stock. Market prices for the Fund’s common shares may be volatile and subject to wide fluctuations, including as a result of trading volumes. There can be no assurance that the market price of the Fund’s common shares will not fluctuate or decline significantly in the future. Some of the factors that could negatively affect the price of the Fund’s common shares, or result in fluctuations in the price or trading volume of its common shares include:

●	actual or anticipated variations in the Fund’s dividends or operating results;

●	changes in the Fund’s earnings estimates, failure to meet earnings or operating results expectations of public market analysts and investors, or publication of research reports about the Fund or the CLO closed-end fund and/or similar industries;

●	increases in market interest rates that lead purchasers of the Fund’s common shares to demand a higher yield;

●	repurchases and issuances by the Fund of its common shares;

●	passage of legislation, changes in applicable law, court rulings, enforcement actions or other regulatory developments that adversely affect the Fund or its industry;

●	changes in government policies or changes in timing of implementation of government policies;

●	changes in market valuations of similar companies;

●	adverse market reaction to any increased indebtedness the Fund incurs in the future;

●	additions or departures of key management personnel;

●	actions by shareholders;

●	speculation in the press or investment community;

●	adverse changes in global, national, regional and local economic and market conditions, including those relating to pandemics, high unemployment, elevated inflation, volatile interest rates, volatile and/or elevated credit spreads, concerns regarding a recession, geopolitical conflicts, social unrest, or civil disturbances, and concerns regarding leveraged loan defaults and credit losses;

●	the Fund’s inclusion in, or exclusion from, various stock indices;

●	the Fund’s operating performance and the performance of other similar companies; and

●	changes in accounting principles.

Stock markets in general have experienced volatility that has often been unrelated to the operating performance of a particular company. These broad market fluctuations may also adversely affect the market price of the Fund’s common shares.

Future Offerings Of Debt Securities Which Would Rank Senior To Fund Common Shares Upon Its Bankruptcy Liquidation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future offerings of debt securities, which would rank senior to the Fund’s common shares upon its bankruptcy liquidation, and future offerings of equity securities which could dilute the common share holdings of the Fund’s existing shareholders and may be senior to the Fund’s common shares for the purposes of dividend and liquidating distributions, may adversely affect the market price of the Fund’s common shares.

In the future, the Fund may attempt to increase its capital resources by making offerings of debt securities or additional offerings of equity securities. Upon bankruptcy or liquidation, holders of the Fund’s debt securities and preferred shares, if any, and lenders with respect to other borrowings will receive a distribution of the Fund’s available assets prior to the holders of the Fund’s common shares. The Fund’s preferred shares, if issued, could have a preference on liquidating distributions or a preference on dividend payments or both that could limit the Fund’s ability to pay a dividend or other distribution to the holders of its common shares. Because the Fund’s decision to issue securities in any future offering will depend on market conditions and other factors beyond its control, the Fund cannot predict or estimate the amount, timing or nature of its future offerings. Thus, holders of the Fund’s common shares bear the risk of the Fund’s future offerings reducing the market price of the Fund’s common shares and diluting their holdings in the Fund.

Future Sales Of Fund Common Shares Or Other Securities Convertible Into Common Shares Could Cause Market Value Of Common Shares To Decline And Could Result In Dilution Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future sales of the Fund’s common shares or other securities convertible into common shares could cause the market value of the common shares to decline and could result in dilution.

Sales of substantial amounts of the Fund’s common shares or other securities convertible into its common shares could cause the market price of the Fund’s common shares to decrease significantly. The Fund cannot predict the effect, if any, of future sales of its common shares or other securities convertible into its common shares, or the availability of such securities for future sales, on the market price of its common shares. Sales of substantial amounts of the Fund’s common shares or other securities convertible into the Fund’s common shares, or the perception that such sales could occur, may adversely affect prevailing market values for the Fund’s common shares.

Shareholders Will Experience Dilution In Their Ownership Percentage If They Do Not Participate In Dividend Reinvestment Plan Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shareholders will experience dilution in their ownership percentage if they do not participate in the dividend reinvestment plan.

All distributions declared in cash payable to shareholders that are participants in the Fund’s dividend reinvestment plan are automatically reinvested in common shares. As a result, shareholders of the Fund that do not participate in its dividend reinvestment plan will experience dilution in their ownership percentage of the Fund’s common shares over time.

Fund Is Subject To Risks Related To Corporate Social Responsibility Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to risks related to corporate social responsibility.

The Fund’s business faces public scrutiny related to environmental, social and governance (“ESG”) activities. The Fund may risk damage to its reputation if the Fund or affiliates of the Adviser are viewed as failing to act responsibly in a number of areas, such as diversity and inclusion, environmental stewardship, support for local communities, corporate governance and transparency and considering ESG factors in the Fund’s investment processes. Some investors have become more focused on ESG factors, including climate risks, in determining whether to invest in companies. However, regional and investor specific sentiment often differ in what constitutes a material positive or negative ESG corporate practice. The Fund’s corporate social responsibility practices will not uniformly fit investors’ definitions, particularly across geographies and investor types, of best practices for ESG considerations. Adverse incidents with respect to ESG activities could impact the cost of the Fund’s operations and relationships with investors, all of which could adversely affect its business and results of operations.

There is a growing regulatory interest across jurisdictions in improving transparency regarding the definition, measurement and disclosure of ESG factors to enable investors to validate and better understand sustainability claims, including an increased regulatory focused on the accuracy of those claims. As a result, the Fund is subject to evolving rules and regulations promulgated by various governmental and self-regulatory organizations, including the SEC, the NYSE and the Financial Accounting Standards Board. These rules continue to expand in scope and complexity, with new requirements potentially increasing compliance challenges and uncertainty. If the Fund is perceived as, or accused of, "greenwashing" or overstating the extent of its sustainability-related practices, such allegations could damage the Fund’s reputation, result in litigation or regulatory actions, and negatively impact its ability to raise capital.

At the same time, so-called “anti-ESG” sentiment has also gained momentum across the U.S., with several states having enacted or proposed “anti-ESG” policies, legislation, or issued related legal opinions. For example, certain states now require that relevant state entities or managers/administrators of state investments make investments based solely on pecuniary factors without consideration of ESG factors or have enacted "boycott bills." If investors subject to such legislation viewed the Fund, its policies, or its practices, as being in contradiction of such “anti-ESG” policies, legislation or legal opinions, such investors may not invest in the Fund, which could negatively affect its financial performance.

If the Fund fails or is perceived to fail to comply with or meet applicable rules, regulations and stakeholder expectations, it could negatively impact the Fund’s reputation and its business results. Further, the Fund’s business could become subject to additional regulations, penalties and/or risks of regulatory scrutiny and enforcement in the future. Moreover, the requirements of various regulations the Fund may become subject to may not be consistent with each other. There can be no assurance that the Fund’s current ESG practices will meet future regulatory requirements, reporting frameworks or best practices, increasing the risk of related enforcement. Compliance with new requirements may lead to increased management burdens and costs.

Climate Change Has The Potential To Impact The Fund’s Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Climate change has the potential to impact the Fund’s investments.

       Currently, it is not possible to predict how legislation or new regulations that may be adopted to address greenhouse gas emissions will impact the assets underlying the Fund’s investments. However, any such future laws and regulations imposing reporting obligations, limitations on greenhouse gas emissions, or additional taxation of energy use could negatively affect the businesses of the underlying borrowers on the CLOs in which the Fund invests, including, for example by requiring an underlying borrower to make significant expenditures to attain and maintain compliance. Any new legislative or regulatory initiatives related to climate change could adversely affect the assets underlying the Fund’s investments and, therefore, the Fund’s business.

       The physical impact of climate change could also have a material adverse effect on the assets underlying the Fund’s investments. Physical effects of climate change such as increases in temperature, sea levels, the severity of weather events and the frequency of natural disasters, such as hurricanes, tropical storms, tornadoes, wildfires, droughts, floods and earthquakes, among other effects, could reduce the value of the assets underlying the Fund’s investments and, therefore, the Fund’s investments.

Periods Of Heightened Inflation Could Adversely Impact Fund Financial Results Point [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Periods of heightened inflation could adversely impact the Fund’s financial results.

High inflation, whether caused by low unemployment, high corporate demand, supply-chain issues, geopolitical conflicts, quantitative easting, imposition of tariffs by the federal government, or a combination of these or other factors, may undermine the performance of the Fund’s investments by reducing the value of such investments and/or the income received from such investments. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, significant effects on interest rates and negative effects on economies and financial markets.

Inflation and rapid fluctuations in inflation rates have in the past had, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies and particularly for some of the corporate sectors in which the Fund’s underlying obligors operate. For example, if a corporate borrower under an asset held by one of the Fund’s CLO investments is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. As inflation rises, an underlying obligor may earn more revenue but may incur higher expenses, as wages and prices of inputs increase during periods of inflation. Thus, heightened inflationary pressures could increase the risk of default by the underlying borrowers in CLOs. In addition, during any periods of rising inflation, interest rates would be expected to rise, which could create a mismatch between the Fund’s assets and liabilities. See “—Interest rate mismatches between the Fund’s assets and its liabilities, and between the assets and liabilities of the CLOs in which the Fund invests, the Fund’s CLO investments and their underlying corporate credit assets may reduce the Fund’s income during periods of changing interest rates, and volatility in interest rates could adversely affect the value of the Fund’s assets.” Conversely, as inflation declines, the Fund and any CLO in which the Fund invests and any underlying corporate borrower of its CLO investments may not be able to reduce expenses commensurate with any resulting reduction in revenue.

In addition, actions that the Federal Reserve has taken, and could continue to take in response to changes in inflation, could have an adverse impact on the economy broadly and/or on the Fund’s financial results specifically. See “Certain actions by the Federal Reserve and other central banks could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to its shareholders.”

Artificial Intelligence And Other Machine Learning Techniques [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial intelligence and other machine learning techniques could increase competitive, operational, legal and regulatory risks to the Fund’s business in ways that the Fund cannot predict.

The use of AI by the Fund and others, and the overall adoption of AI throughout society, may exacerbate or create new and unpredictable competitive, operational, legal and regulatory risks to the Fund’s business. There is substantial uncertainty about the extent to which AI will result in dramatic changes throughout the world, and the Fund may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. These changes could potentially disrupt, among other things, the Fund’s business model, investment strategies and operational processes. Some of the Fund’s competitors may be more successful than it in the development and implementation of new technologies, including services and platforms based on AI, to improve their operations. If the Fund is unable to adequately advance its capabilities in these areas, or do so at a slower pace than others in its industry, the Fund may be at a competitive disadvantage.

If the data the Fund, or third parties whose services the Fund relies on, use in connection with the possible development or deployment of AI is incomplete, inadequate or biased in some way, the performance of the Fund’s business could suffer. In addition, recent technological advances in AI both present opportunities and pose risks to the Fund. Data in technology that uses AI may contain a degree of inaccuracy and error, which could result in flawed algorithms in various models used in the Fund’s business. The volume and reliance on data and algorithms also make AI more susceptible to cybersecurity threats, including data poisoning and the compromise of underlying models, training data or other intellectual property. The personnel provided to the Fund by the Adviser, and/or its third-party service providers could, without being known to the Fund, improperly utilize AI and machine learning-technology while carrying out their responsibilities. This could reduce the effectiveness of AI technologies and adversely impact the Fund and its operations to the extent that it relies on the AI’s work product.

There is also a risk that AI may be misused or misappropriated by the Fund’s third party service providers. For example, a user may input confidential information, including material non-public information, into AI applications, resulting in the information becoming a part of a dataset that is accessible by third-party technology applications and users, including the Fund’s competitors. Further, the Fund may not be able to control how third-party AI that it chooses to use is developed or maintained, or how data the Fund inputs is used or disclosed. The misuse or misappropriation of the Fund’s data could have an adverse impact on its reputation and could subject it to legal and regulatory investigations or actions or create competitive risk.

In addition, the use of AI by the Fund or others may require compliance with legal or regulatory frameworks that are not fully developed or tested, and the Fund may face litigation and regulatory actions related to its use of AI. There has been increased scrutiny, including from global regulators, regarding the use of “big data,” diligence of data sets and oversight of data vendors. The Fund’s ability to use data to gain insights into and manage its business may be limited in the future by regulatory scrutiny and legal developments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One			53 Forest Avenue, Suite 301
Entity Address, City or Town			Old Greenwich
Entity Address, State or Province			CT
Entity Address, Postal Zip Code			06870
Contact Personnel Name			Daniel Margolis

[1]	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose any applicable sales load.
[2]	The expenses of administering the Dividend Reinvestment Plan (the “DRP”) are included in “Other Expenses.” You may pay brokerage charges if you direct your broker or the Plan Agent (as defined herein) to sell your Common Shares that you acquired pursuant to the DRP. See “Dividend Reinvestment Plan.”
[3]	In the event that the Fund sells its securities publicly through underwriters or agents, the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the Fund’s “Net Asset Value,” which means the figure that is equal to the total assets of the Fund minus its total liabilities.
[5]	The Fund may issue preferred shares or debt securities. The expenses shown in the table above assume that the Fund has average borrowings of $121 million with an average interest rate of 5.44% per annum. If the Fund issues debt securities, its interest expense, and correspondingly its total annual expenses, would increase.
[6]	Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser a Performance Fee calculated and payable quarterly in arrears based upon the Fund’s “Pre-Performance Fee Net Investment Income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s common equity, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “Pre-Performance Fee Net Investment Income” for any fiscal quarter means interest income (including accretions of discounts, amortization of premiums, and payment-in-kind income), dividend income, and any other income (including any fee income) earned or accrued by the Fund during such fiscal quarter, minus the Fund’s operating expenses for such quarter (which, for this purpose, will not include any litigation-related expenses, any extraordinary expenses, or Performance Fee). Pre-Performance Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. For purposes of computing Pre-Performance Fee Net Investment Income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, Pre-Performance Fee Net Investment Income includes net interest (whether positive or negative) associated with a total return swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the total return swap counterparty. In the case of an interest rate swap, Pre-Performance Fee Net Investment Income includes the net payments and net accruals of periodic payments.
[7]	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, and compensation of the independent trustees.
[8]	“Total annual fund expenses” is presented as a percentage of average Net Asset Value of Common Equity, because the holders of shares of the Fund’s common stock (and not the holders of its preferred stock or debt securities, if any) bear all of the fees and expenses included in the table above. The indirect expenses associated with the Fund’s CLO equity investments are not included in the table above, but if such expenses were included in the fee table presentation, the Fund’s total annual expenses would be 15.95% of the average Net Asset Value of Common Equity.
[9]	Assumes that the Fund incurs leverage in an amount equal to 33.3% of its total assets (as determined immediately after the leverage is incurred) and a projected annual rate of interest on the borrowings of 5.44%.
[10]	For the fiscal year ending December 31, 2025, distributions of $0.24 per common share were made, a portion of which may consist, in part, of a return of capital, as calculated on a per common share basis.
[11]	For the fiscal year ending December 31, 2024, as reported on the Fund’s 2024 1099-DIV, distributions made by the Fund consisted, in part, of a return of capital, as calculated on a per common share basis, of $0.7290 per common share.
[12]	For the fiscal year ending December 31, 2023, as reported on the Fund’s 2023 1099-DIV, distributions made by the Fund consisted, in part, of a return of capital, as calculated on a per common share basis, of $0.5952 per common share.
[13]	Calculated as of the respective high or low closing sales price divided by the Net Asset Value on the final day of the applicable quarter.
[14]	Net asset value per common share is determined as of the final day of the quarter and is based on outstanding common shares at the end of each period. As such, it does not reflect the net asset value per common share on each of the dates of the high and low sales prices. For all preceding periods, “net asset value” represents a book value per share, which is the available metric that the Fund believes is most similar to net asset value per common share.